UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3785

Fidelity Advisor Series I
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2006

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)

Fidelity® Advisor

Balanced Fund -

Class A, Class T, Class B
and Class C

Annual Report

August 31, 2006

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The managers' review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past three months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED· MAY LOSE VALUE· NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Stock and bond markets around the world have seen largely positive results year to date, although weakness in the technology sector and growth stocks in general have tempered performance. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns reflect the conversion of Class B shares to Class A shares after a maximum of seven years.

Note to Shareholders: The Board of Trustees approved a change in the fiscal year end of the fund from November 30th to August 31st, effective August 31, 2006. Performance data reflects returns for periods ended August 31, 2006.

Average Annual Total Returns

Periods ended August 31, 2006	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)A	2.79%	3.86%	5.97%
Class T (incl. 3.50% sales charge)	5.02%	4.09%	6.03%
Class B (incl. contingent deferred sales charge)B	3.16%	3.89%	6.04%
Class C (incl. contingent deferred sales charge)C	7.20%	4.26%	5.81%

A Class A's 12b-1 fee may have ranged over time between 0.25% and 0.35%, as an equivalent amount of brokerage commissions of up to 0.10% of the class's average net assets may have been used to promote the sale of class shares. This practice has been discontinued and no commissions incurred after June 30, 2003 have been used to pay distribution expenses. Class A's 12b-1 plan currently authorizes a 0.25% 12b-1 fee. The initial offering of Class A shares took place on September 3, 1996. Returns prior to September 3, 1996 are those of Class T, the original class of the fund, and reflect a 0.50% 12b-1 fee (0.65% prior to January 1, 1996).

B Class B shares bear a 1.00% 12b-1 fee. The initial offering of Class B shares took place on December 31, 1996. Returns prior to December 31, 1996 are those of Class T, the original class of the fund, and reflect a 0.50% 12b-1 fee (0.65% prior to January 1, 1996). Had Class B shares' 12b-1 fee been reflected, returns prior to December 31, 1996 would have been lower. Class B shares' contingent deferred sales charges included in the past one year, past five year and past 10 year total return figures are 5%, 2% and 0%, respectively.

C Class C shares bear a 1.00% 12b-1 fee. The initial offering of Class C shares took place on November 3, 1997. Returns between December 31, 1996 and November 3, 1997 are those of Class B shares and reflect a 1.00% 12b-1 fee. Returns prior to December 31, 1996 are those of Class T, the original class of the fund, and reflect a 0.50% 12b-1 fee (0.65% prior to January 1, 1996). Had Class C shares' 12b-1 fee been reflected, returns prior to December 31, 1996 would have been lower. Class C shares' contingent deferred sales charge included in the past one year, past five year and past 10 year total return figures are 1%, 0% and 0%, respectively.

Annual Report

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Advisor Balanced Fund - Class T on August 31, 1996, and the current 3.50% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Standard & Poor's 500SM Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Lawrence Rakers and Ford O'Neil, Co-Portfolio Managers of Fidelity® Advisor Balanced Fund

After a mixed beginning, stocks posted six consecutive months of gains from November through April, benefiting from strong corporate earnings and steady economic growth. A re-emergence of inflation clipped the market's wings in the late spring and early summer, but it rallied in August after tamer-than-expected inflation data. For the year ending August 31, 2006, the Standard & Poor's 500SM Index returned 8.88%, the Dow Jones Industrial AverageSM rose 11.16% and the NASDAQ Composite® Index advanced 2.33%. Bonds were volatile, falling early after record-high energy prices led to inflation fears. The debt market rallied between November and February when oil prices and inflation levels stabilized, but dipped from March through May, partly because of continued Federal Reserve Board interest rate hikes. However, bonds recovered in July and August after the Fed hinted at a pause in rate increases, then left rates unchanged at its August meeting. The Lehman Brothers® Aggregate Bond Index ended the period up 1.71%.

For the 12 months ending August 31, 2006 - the fund's new fiscal year end - its Class A, Class T, Class B and Class C shares returned 9.06%, 8.83%, 8.16% and 8.20%, respectively (excluding sales charges), versus 6.00% for the Fidelity Balanced 60/40 Composite Index. For the nine months ending August 31, 2006 - the period since our previous annual report - the fund's Class A, Class T, Class B and Class C shares returned 6.66%, 6.53%, 6.03% and 6.04%, respectively (excluding sales charges), versus 4.78% for the index. During the past year, the fund benefited from solid outperformance in its equity and fixed-income subportfolios, with asset allocation - including a modest position in high-yield bonds - boosting overall performance. Relative to the equity part of the Composite index, the equity subportfolio was helped by stock picking in technology, materials and industrials, along with an overweighting in materials. Underweighting weak index components Intel and Dell - both from the technology sector - aided performance. Also helpful were Canadian mining stock Falconbridge and hard-disk-drive maker Maxtor, both takeover targets. Conversely, performance was hurt by stock selection in banks and insurance, especially by reinsurer Scottish Re Group. Another notable detractor was packaging products maker Owens-Illinois. Some stocks mentioned were sold during the period. In the investment-grade bond subportfolio, security selection helped - especially in the corporate sector - along with yield-curve positioning early in the period.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

The Board of Trustees approved a change in the fiscal year end of the fund from November 30th to August 31st, effective August 31, 2006. Expenses are based on the past six months of activity for the period ended August 31, 2006.

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2006 to August 31, 2006).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the fund, as a shareholder in the underlying affiliated central funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying affiliated central funds. These fees and expenses are not included in the fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the fund, as a shareholder in the underlying affiliated central funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying affiliated central funds. These fees and expenses are not included in the fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Beginning Account Value March 1, 2006	Ending Account Value August 31, 2006	Expenses Paid During Period* March 1, 2006 to August 31, 2006
Class A
Actual	$ 1,000.00	$ 1,016.80	$ 5.03
Hypothetical A	$ 1,000.00	$ 1,020.21	$ 5.04
Class T
Actual	$ 1,000.00	$ 1,016.00	$ 6.15
Hypothetical A	$ 1,000.00	$ 1,019.11	$ 6.16
Class B
Actual	$ 1,000.00	$ 1,013.50	$ 9.29
Hypothetical A	$ 1,000.00	$ 1,015.98	$ 9.30
Class C
Actual	$ 1,000.00	$ 1,013.50	$ 8.98
Hypothetical A	$ 1,000.00	$ 1,016.28	$ 9.00
Institutional Class
Actual	$ 1,000.00	$ 1,018.50	$ 3.46
Hypothetical A	$ 1,000.00	$ 1,021.78	$ 3.47

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying affiliated central funds in which the fund invests are not included in the fund's annualized expense ratio.

Annualized Expense Ratio
Class A	.99%
Class T	1.21%
Class B	1.83%
Class C	1.77%
Institutional Class	.68%

Annual Report

Investment Changes

The current period information is as of the Fund's new fiscal year end. The comparative information is as of the Fund's most recently published semiannual report.

Top Five Stocks as of August 31, 2006
	% of fund's net assets	% of fund's net assets 3 months ago
National Oilwell Varco, Inc.	1.9	1.9
General Electric Co.	1.3	1.3
Altria Group, Inc.	1.1	1.0
Bank of America Corp.	1.1	1.1
JPMorgan Chase & Co.	1.1	1.1
	6.5
Top Five Bond Issuers as of August 31, 2006
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 3 months ago
Fannie Mae	10.8	10.3
U.S. Treasury Obligations	3.1	3.5
Freddie Mac	2.4	1.7
CS First Boston Mortgage Securities Corp.	0.4	0.4
Thirteen Affiliates of General Growth Properties, Inc.	0.4	0.3
	17.1
Top Five Market Sectors as of August 31, 2006
	% of fund's net assets	% of fund's net assets 3 months ago
Financials	16.7	16.2
Information Technology	9.8	10.3
Industrials	8.7	8.7
Energy	8.4	9.2
Health Care	7.2	7.5
Asset Allocation (% of fund's net assets)
As of August 31, 2006 *	As of May 31, 2006 **
Stocks 64.7%	Stocks 66.0%
Bonds 38.2%	Bonds 35.4%
Convertible Securities 0.2%	Convertible Securities 0.3%
Other Investments 0.0%	Other Investments 0.1%
Short-Term Investments and Net Other Assets (dagger) (3.1)%	Short-Term Investments and Net Other Assets (dagger) (1.8)%

* Foreign investments	11.0%	** Foreign investments	11.3%
Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.
(dagger) Short-term investments and Net Other Assets are not included in the pie chart.
The information in the above table is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central fund.
For an unaudited list of holdings for each fixed-income central fund, visit advisor.fidelity.com.

Annual Report

Investments August 31, 2006

Showing Percentage of Net Assets

Common Stocks - 64.7%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 5.5%
Auto Components - 0.1%
American Axle & Manufacturing Holdings, Inc.	66,800	$ 1,115
LKQ Corp. (a)	31,200	648
		1,763
Automobiles - 0.1%
Coachmen Industries, Inc.	44,900	449
Harley-Davidson, Inc.	19,900	1,164
		1,613
Diversified Consumer Services - 0.1%
Carriage Services, Inc. Class A	56,600	258
Service Corp. International (SCI)	88,000	739
Weight Watchers International, Inc.	10,100	429
		1,426
Hotels, Restaurants & Leisure - 1.2%
Boyd Gaming Corp.	68,500	2,477
Carnival Corp. unit	20,800	872
Gaylord Entertainment Co. (a)	31,800	1,390
Greek Organization of Football Prognostics SA	25,000	889
Isle of Capri Casinos, Inc. (a)	24,600	501
McDonald's Corp.	116,200	4,172
OSI Restaurant Partners, Inc.	31,700	982
Royal Caribbean Cruises Ltd.	33,800	1,233
Starwood Hotels & Resorts Worldwide, Inc.	3,600	192
Vail Resorts, Inc. (a)	20,900	786
WMS Industries, Inc. (a)	45,600	1,222
Yum! Brands, Inc.	17,800	870
		15,586
Household Durables - 0.6%
Champion Enterprises, Inc. (a)	38,900	265
Cyrela Brazil Realty SA	74,000	1,286
D.R. Horton, Inc.	28,200	618
Fortune Brands, Inc.	5,000	363
Interface, Inc. Class A (a)	102,488	1,303
La-Z-Boy, Inc. (f)	44,500	621
Leggett & Platt, Inc.	23,900	551
Sealy Corp., Inc.	28,300	390
Sony Corp. sponsored ADR	15,100	655
Standard Pacific Corp.	21,200	507
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
The Stanley Works	16,500	$ 779
Whirlpool Corp.	8,200	663
		8,001
Leisure Equipment & Products - 0.1%
Eastman Kodak Co.	42,700	908
MarineMax, Inc. (a)	37,100	843
		1,751
Media - 1.6%
Citadel Broadcasting Corp.	42,100	387
Clear Channel Communications, Inc.	32,600	947
EchoStar Communications Corp. Class A (a)	40,219	1,277
Gannett Co., Inc.	2,200	125
Grupo Televisa SA de CV (CPO) sponsored ADR	7,600	145
Lamar Advertising Co. Class A (a)	47,900	2,505
Liberty Global, Inc.:
Class A	34,800	822
Class C	36,600	845
Live Nation, Inc. (a)	175,887	3,690
McGraw-Hill Companies, Inc.	17,300	967
Naspers Ltd. Class N sponsored ADR	30,500	520
News Corp. Class A	149,100	2,837
NTL, Inc.	106,237	2,814
Omnicom Group, Inc.	4,900	428
Radio One, Inc. Class D (non-vtg.) (a)	35,300	217
Salem Communications Corp. Class A	5,000	61
Time Warner, Inc.	112,900	1,876
TVN SA (a)	12,590	437
Viacom, Inc. Class B (non-vtg.) (a)	21,700	788
		21,688
Multiline Retail - 0.6%
Dollar Tree Stores, Inc. (a)	20,400	587
Family Dollar Stores, Inc.	72,500	1,854
Federated Department Stores, Inc.	51,300	1,948
Fred's, Inc. Class A	56,300	738
JCPenney Co., Inc.	22,000	1,387
Lotte Shopping Co. Ltd. GDR (g)	11,000	187
Target Corp.	13,300	644
		7,345
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - 1.0%
Advance Auto Parts, Inc.	6,400	$ 193
Aeropostale, Inc. (a)	37,700	958
Best Buy Co., Inc.	17,150	806
Big 5 Sporting Goods Corp.	38,900	764
Chico's FAS, Inc. (a)	30,500	562
Daiki Co. Ltd.	25,700	279
Eddie Bauer Holdings, Inc. (a)	58,100	596
Gamestop Corp.:
Class A (a)	2,200	96
Class B (a)	23,400	945
Homac Corp.	27,800	423
Home Depot, Inc.	48,400	1,660
Kahma Co. Ltd.	10,500	252
Monro Muffler Brake, Inc.	3,418	110
O'Reilly Automotive, Inc. (a)	6,400	190
OfficeMax, Inc.	22,400	930
Pacific Sunwear of California, Inc. (a)	51,300	685
PETsMART, Inc.	18,377	461
RadioShack Corp.	51,300	926
Staples, Inc.	46,200	1,042
TJX Companies, Inc.	35,900	960
Urban Outfitters, Inc. (a)	16,800	264
		13,102
Textiles, Apparel & Luxury Goods - 0.1%
Unifirst Corp.	15,600	484
TOTAL CONSUMER DISCRETIONARY		72,759
CONSUMER STAPLES - 4.1%
Beverages - 0.1%
Fomento Economico Mexicano SA de CV sponsored ADR	10,400	977
Pernod Ricard SA	100	22
SABMiller PLC	48,300	951
		1,950
Food & Staples Retailing - 0.9%
CVS Corp.	71,000	2,382
Kroger Co.	48,500	1,155
Rite Aid Corp.	3,000	13
Safeway, Inc.	60,800	1,881
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Sysco Corp.	27,300	$ 857
Wal-Mart de Mexico SA de CV Series V	191,200	654
Wal-Mart Stores, Inc.	91,000	4,070
Walgreen Co.	30,800	1,523
		12,535
Food Products - 0.7%
Azucarera Ebro Agricolas SA	35,400	760
Cadbury Schweppes PLC sponsored ADR	700	30
Corn Products International, Inc.	55,400	1,911
General Mills, Inc.	22,900	1,242
Global Bio-Chem Technology Group Co. Ltd.	968,000	322
Groupe Danone	300	41
Imperial Sugar Co.	5,900	181
Kellogg Co.	18,700	948
McCormick & Co., Inc. (non-vtg.)	19,800	721
Nestle SA (Reg.)	3,179	1,093
Tyson Foods, Inc. Class A	18,400	271
Wm. Wrigley Jr. Co.	29,300	1,360
		8,880
Household Products - 0.9%
Colgate-Palmolive Co.	35,900	2,149
Procter & Gamble Co.	147,273	9,116
		11,265
Personal Products - 0.4%
Alberto-Culver Co.	38,800	1,910
Avon Products, Inc.	102,300	2,937
Playtex Products, Inc. (a)	78,800	1,036
		5,883
Tobacco - 1.1%
Altria Group, Inc.	171,620	14,335
TOTAL CONSUMER STAPLES		54,848
ENERGY - 7.4%
Energy Equipment & Services - 4.6%
Baker Hughes, Inc.	34,800	2,477
BJ Services Co.	42,100	1,444
Cameron International Corp. (a)	8,200	393
Global Industries Ltd. (a)	45,000	806
Common Stocks - continued
	Shares	Value (Note 1) (000s)
ENERGY - continued
Energy Equipment & Services - continued
GlobalSantaFe Corp.	23,600	$ 1,162
Halliburton Co.	278,400	9,081
National Oilwell Varco, Inc. (a)	378,500	24,716
Noble Corp.	22,200	1,452
Pride International, Inc. (a)	378,000	9,802
Smith International, Inc.	76,700	3,219
Superior Energy Services, Inc. (a)	11,400	364
W-H Energy Services, Inc. (a)	16,600	838
Weatherford International Ltd. (a)	131,100	5,637
		61,391
Oil, Gas & Consumable Fuels - 2.8%
Alpha Natural Resources, Inc. (a)	30,500	553
Aurora Oil & Gas Corp.	30,500	139
Cabot Oil & Gas Corp.	17,100	873
Canadian Natural Resources Ltd.	17,300	908
Chesapeake Energy Corp.	60,400	1,907
El Paso Corp.	68,500	995
Ellora Energy, Inc. (a)(g)	106,700	1,280
EnCana Corp.	22,000	1,154
Energy Partners Ltd. (a)	81,400	2,031
EOG Resources, Inc.	11,600	752
Goodrich Petroleum Corp.	16,900	535
Helix Energy Solutions Group, Inc. (a)	27,400	1,054
Holly Corp.	15,800	724
International Coal Group, Inc. (a)	57,500	359
Mariner Energy, Inc. (a)	6,500	123
Maritrans, Inc.	16,600	411
Massey Energy Co.	24,500	618
OMI Corp.	41,900	944
Overseas Shipholding Group, Inc.	4,900	327
Petroleum Development Corp. (a)	11,700	500
Plains Exploration & Production Co. (a)	27,500	1,210
Quicksilver Resources, Inc. (a)	53,500	2,013
Range Resources Corp.	68,750	1,924
Southwestern Energy Co. (a)	32,200	1,106
SXR Uranium One, Inc. (a)	119,600	947
Tesoro Corp.	6,100	394
Ultra Petroleum Corp. (a)	22,700	1,127
Common Stocks - continued
	Shares	Value (Note 1) (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Valero Energy Corp.	200,900	$ 11,532
Valero GP Holdings LLC	29,200	598
		37,038
TOTAL ENERGY		98,429
FINANCIALS - 13.5%
Capital Markets - 1.3%
American Capital Strategies Ltd.	36,500	1,414
Ameriprise Financial, Inc.	7,120	326
Bank of New York Co., Inc.	3,300	111
Cowen Group, Inc.	44,247	623
E*TRADE Financial Corp.	138,700	3,272
Goldman Sachs Group, Inc.	7,000	1,041
Lazard Ltd. Class A	33,800	1,273
Lehman Brothers Holdings, Inc.	16,300	1,040
Mellon Financial Corp.	11,000	410
Merrill Lynch & Co., Inc.	70,100	5,154
Northern Trust Corp.	15,500	868
State Street Corp.	15,400	952
TD Ameritrade Holding Corp.	51,900	909
Thomas Weisel Partners Group, Inc.	16,784	244
UBS AG (Reg.)	1,525	87
		17,724
Commercial Banks - 2.3%
ABN-AMRO Holding NV sponsored ADR	35,400	1,011
Banca Popolare di Milano	29,000	404
Banco Bilbao Vizcaya Argentaria SA sponsored ADR	50,000	1,145
Banco Nossa Caixa SA	47,700	979
Bank of Baroda	60,862	352
Bank of China Ltd. (H Shares)	738,000	320
Boston Private Financial Holdings, Inc.	8,200	205
China Construction Bank Corp. (H Shares)	1,648,000	714
Hanmi Financial Corp.	48,000	937
HSBC Holdings PLC sponsored ADR	15,800	1,437
ICICI Bank Ltd. sponsored ADR	53,900	1,439
Nara Bancorp, Inc.	28,800	533
National Australia Bank Ltd.	46,864	1,297
PNC Financial Services Group, Inc.	19,500	1,380
R&G Financial Corp. Class B	103,300	744
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Commercial Banks - continued
Societe Generale Series A	300	$ 48
SVB Financial Group (a)	12,300	556
Synovus Financial Corp.	12,200	355
UCBH Holdings, Inc.	97,300	1,765
Uniao de Bancos Brasileiros SA (Unibanco) GDR	9,600	695
Unicredito Italiano Spa	145,000	1,156
Wachovia Corp.	155,800	8,511
Wells Fargo & Co.	74,300	2,582
Wilshire Bancorp, Inc.	49,800	968
Wintrust Financial Corp.	16,500	830
		30,363
Consumer Finance - 0.5%
Aiful Corp.	9,500	380
American Express Co.	29,100	1,529
Capital One Financial Corp.	25,200	1,842
ORIX Corp.	3,520	934
SLM Corp.	33,100	1,606
		6,291
Diversified Financial Services - 3.5%
Bank of America Corp.	274,474	14,127
Citigroup, Inc.	211,800	10,452
FirstRand Ltd.	186,200	461
JPMorgan Chase & Co.	306,380	13,989
Kotak Mahindra Bank Ltd. sponsored GDR (g)	75,235	505
Moody's Corp.	8,300	508
PICO Holdings, Inc. (a)	150,866	5,113
The NASDAQ Stock Market, Inc. (a)	46,100	1,314
		46,469
Insurance - 2.9%
ACE Ltd.	68,100	3,668
AFLAC, Inc.	39,100	1,762
Allied World Assurance Co. Holdings Ltd.	26,400	1,018
American International Group, Inc.	196,525	12,542
Aspen Insurance Holdings Ltd.	48,600	1,202
Axis Capital Holdings Ltd.	10,400	337
Endurance Specialty Holdings Ltd.	24,400	787
Fidelity National Title Group, Inc. Class A	31,600	637
Hartford Financial Services Group, Inc.	37,600	3,228
IPC Holdings Ltd.	20,300	567
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Insurance - continued
Lincoln National Corp.	8,900	$ 540
MBIA, Inc.	7,700	475
Montpelier Re Holdings Ltd.	38,200	690
Navigators Group, Inc. (a)	7,000	323
PartnerRe Ltd.	22,500	1,447
Platinum Underwriters Holdings Ltd.	30,000	891
PXRE Group Ltd.	70,600	283
Scottish Re Group Ltd.	181,000	1,643
Specialty Underwriters' Alliance, Inc. (a)	4,213	34
T&D Holdings, Inc.	4,900	364
The St. Paul Travelers Companies, Inc.	48,298	2,120
Universal American Financial Corp. (a)	52,785	809
USI Holdings Corp. (a)	48,747	652
Willis Group Holdings Ltd.	6,800	246
XL Capital Ltd. Class A	24,100	1,582
		37,847
Real Estate Investment Trusts - 1.4%
Alexandria Real Estate Equities, Inc.	6,000	588
Annaly Capital Management, Inc.	134,600	1,684
BioMed Realty Trust, Inc.	11,600	361
Brandywine Realty Trust (SBI)	8,100	264
CapitalSource, Inc.	3,400	83
CBL & Associates Properties, Inc.	14,400	587
Columbia Equity Trust, Inc.	11,600	175
Corporate Office Properties Trust (SBI)	2,200	103
Developers Diversified Realty Corp.	23,900	1,293
Digital Realty Trust, Inc.	10,800	323
Duke Realty Corp.	12,000	456
Education Realty Trust, Inc.	18,725	265
Equity Lifestyle Properties, Inc.	4,100	184
Equity Office Properties Trust	35,200	1,306
Equity One, Inc.	20,800	523
Equity Residential (SBI)	11,200	559
General Growth Properties, Inc.	19,700	893
Highwoods Properties, Inc. (SBI)	6,400	242
HomeBanc Mortgage Corp., Georgia	59,900	401
Host Hotels & Resorts, Inc.	46,586	1,050
Pennsylvania (REIT) (SBI)	19,200	813
Public Storage, Inc.	5,300	459
Ramco-Gershenson Properties Trust (SBI)	22,600	723
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Tanger Factory Outlet Centers, Inc.	5,200	$ 186
Trizec Properties, Inc.	6,400	185
United Dominion Realty Trust, Inc. (SBI)	82,176	2,507
Ventas, Inc.	24,400	977
Vornado Realty Trust	9,400	996
		18,186
Real Estate Management & Development - 0.1%
Mitsui Fudosan Co. Ltd.	42,000	941
Thrifts & Mortgage Finance - 1.5%
Countrywide Financial Corp.	46,100	1,558
Doral Financial Corp.	97,400	488
Fannie Mae	92,200	4,854
Freddie Mac	83,200	5,292
Golden West Financial Corp., Delaware	8,100	611
Hudson City Bancorp, Inc.	77,100	1,007
MGIC Investment Corp.	10,600	613
NetBank, Inc.	254,972	1,566
NewAlliance Bancshares, Inc.	51,000	744
Radian Group, Inc.	17,900	1,072
Sovereign Bancorp, Inc.	90,205	1,880
W Holding Co., Inc.	153,400	775
		20,460
TOTAL FINANCIALS		178,281
HEALTH CARE - 7.2%
Biotechnology - 0.9%
Amgen, Inc. (a)	35,100	2,384
Biogen Idec, Inc. (a)	21,900	967
Cephalon, Inc. (a)	40,800	2,326
DUSA Pharmaceuticals, Inc. (a)	70,171	279
Genentech, Inc. (a)	10,800	891
MannKind Corp. (a)	16,300	300
MedImmune, Inc. (a)	32,800	907
Myogen, Inc. (a)	20,600	717
OSI Pharmaceuticals, Inc. (a)	35,900	1,338
PDL BioPharma, Inc. (a)	18,000	355
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Biotechnology - continued
Solexa, Inc. (a)	44,587	$ 388
Vertex Pharmaceuticals, Inc. (a)	11,500	396
		11,248
Health Care Equipment & Supplies - 1.3%
Advanced Medical Optics, Inc. (a)	13,200	636
Alcon, Inc.	8,020	945
Aspect Medical Systems, Inc. (a)	52,400	1,012
Baxter International, Inc.	89,700	3,981
Becton, Dickinson & Co.	22,300	1,554
C.R. Bard, Inc.	27,700	2,082
Cooper Companies, Inc.	47,000	2,349
Cytyc Corp. (a)	1,403	34
Dade Behring Holdings, Inc.	55,800	2,259
Inverness Medical Innovations, Inc. (a)	29,300	989
Inverness Medical Innovations, Inc. (m)	25,028	841
Inverness Medical Innovations, Inc. (a)(m)	7,800	236
Kinetic Concepts, Inc. (a)	16,800	531
Medtronic, Inc.	6,300	295
		17,744
Health Care Providers & Services - 2.0%
Aetna, Inc.	51,700	1,927
Brookdale Senior Living, Inc.	22,900	1,095
Cardinal Health, Inc.	13,400	903
Caremark Rx, Inc.	23,600	1,367
Chemed Corp.	20,400	804
HCA, Inc.	13,100	646
Health Net, Inc. (a)	44,200	1,848
Humana, Inc. (a)	29,886	1,821
LHC Group, Inc. (a)	19,600	470
Medco Health Solutions, Inc. (a)	38,100	2,414
Omnicare, Inc.	39,100	1,772
Sunrise Senior Living, Inc. (a)	36,500	1,077
United Surgical Partners International, Inc. (a)	34,100	962
UnitedHealth Group, Inc.	161,060	8,367
WellPoint, Inc. (a)	19,500	1,509
		26,982
Health Care Technology - 0.3%
Cerner Corp. (a)	25,800	1,188
Eclipsys Corp. (a)	40,600	694
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Health Care Technology - continued
Emdeon Corp. (a)	121,100	$ 1,435
IMS Health, Inc.	28,500	778
		4,095
Life Sciences Tools & Services - 0.6%
Affymetrix, Inc. (a)	25,636	546
Charles River Laboratories International, Inc. (a)	64,400	2,617
Fisher Scientific International, Inc. (a)	17,500	1,369
Invitrogen Corp. (a)	15,100	919
Seracare Life Sciences, Inc. (a)	24,500	132
Thermo Electron Corp. (a)	12,200	478
Varian, Inc. (a)	16,624	776
Waters Corp. (a)	28,000	1,194
		8,031
Pharmaceuticals - 2.1%
Allergan, Inc.	4,230	485
Atherogenics, Inc. (a)	49,400	692
Barr Pharmaceuticals, Inc. (a)	24,000	1,356
Endo Pharmaceuticals Holdings, Inc. (a)	17,400	575
Forest Laboratories, Inc. (a)	26,400	1,319
Johnson & Johnson	121,600	7,863
Kos Pharmaceuticals, Inc. (a)	13,100	641
Merck & Co., Inc.	64,100	2,599
MGI Pharma, Inc. (a)	69,200	1,047
New River Pharmaceuticals, Inc. (a)	33,200	866
Novartis AG sponsored ADR	52,000	2,970
Pfizer, Inc.	1,500	41
Schering-Plough Corp.	46,000	964
Teva Pharmaceutical Industries Ltd. sponsored ADR	67,800	2,357
Wyeth	77,200	3,760
		27,535
TOTAL HEALTH CARE		95,635
INDUSTRIALS - 8.1%
Aerospace & Defense - 1.2%
DynCorp International, Inc. Class A	31,200	339
Essex Corp. (a)	19,683	293
General Dynamics Corp.	28,100	1,898
Hexcel Corp. (a)	140,122	2,105
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
Honeywell International, Inc.	77,000	$ 2,981
L-3 Communications Holdings, Inc.	12,400	935
Precision Castparts Corp.	27,250	1,592
Raytheon Co.	34,900	1,648
Rockwell Collins, Inc.	20,900	1,096
United Technologies Corp.	39,500	2,477
		15,364
Air Freight & Logistics - 0.3%
EGL, Inc. (a)	34,640	1,059
FedEx Corp.	9,200	929
United Parcel Service, Inc. Class B	19,700	1,380
UTI Worldwide, Inc.	31,949	736
		4,104
Airlines - 0.4%
ACE Aviation Holdings, Inc. Class A (a)	19,800	532
AirTran Holdings, Inc. (a)	218,200	2,498
Frontier Airlines Holdings, Inc. (a)(f)	233,800	1,623
TAM SA (PN) sponsored ADR (ltd. vtg.)	22,600	703
		5,356
Building Products - 0.2%
Goodman Global, Inc.	62,600	788
Jacuzzi Brands, Inc. (a)	4,700	47
Masco Corp.	51,600	1,414
		2,249
Commercial Services & Supplies - 0.7%
Administaff, Inc.	14,800	511
CDI Corp.	13,219	277
Cintas Corp.	22,600	837
Clean Harbors, Inc.	44,313	1,852
Comsys IT Partners, Inc. (a)	27,500	507
Covanta Holding Corp. (a)	62,000	1,277
Diamond Management & Technology Consultants, Inc. (a)	80,797	752
Kforce, Inc. (a)	29,017	357
Steelcase, Inc. Class A	4,600	67
The Brink's Co.	33,900	1,931
Waste Management, Inc.	42,300	1,450
		9,818
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Construction & Engineering - 1.4%
Chicago Bridge & Iron Co. NV (NY Shares)	120,800	$ 3,263
Fluor Corp.	89,400	7,726
Hyundai Engineering & Construction Co. Ltd. (a)	19,000	1,004
Infrasource Services, Inc. (a)	18,500	320
Larsen & Toubro Ltd.	11,710	606
Perini Corp. (a)	51,000	1,222
Punj Lloyd Ltd.	27,684	440
Shaw Group, Inc. (a)	98,100	2,468
Washington Group International, Inc.	16,565	981
		18,030
Electrical Equipment - 0.1%
Cooper Industries Ltd. Class A	6,300	516
GrafTech International Ltd. (a)	78,300	427
		943
Industrial Conglomerates - 1.8%
General Electric Co.	488,100	16,625
McDermott International, Inc. (a)	31,250	1,506
Smiths Group PLC	69,135	1,132
Tyco International Ltd.	157,700	4,124
		23,387
Machinery - 0.6%
Atlas Copco AB (B Shares)	69,300	1,673
Briggs & Stratton Corp.	31,800	895
Danaher Corp.	12,500	829
Deere & Co.	26,900	2,101
Flowserve Corp. (a)	12,400	634
Gardner Denver, Inc. (a)	12,200	439
Ingersoll-Rand Co. Ltd. Class A	12,300	468
SPX Corp.	19,000	1,003
		8,042
Marine - 0.2%
Alexander & Baldwin, Inc.	73,873	3,240
American Commercial Lines, Inc.	600	32
Kirby Corp. (a)	600	18
		3,290
Road & Rail - 0.6%
Burlington Northern Santa Fe Corp.	35,800	2,397
Canadian National Railway Co.	10,600	452
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Road & Rail - continued
Laidlaw International, Inc.	111,000	$ 2,997
Norfolk Southern Corp.	57,500	2,457
		8,303
Trading Companies & Distributors - 0.5%
Interline Brands, Inc. (a)	9,700	243
UAP Holding Corp.	41,600	867
United Rentals, Inc. (a)	18,500	401
WESCO International, Inc. (a)	85,100	4,978
		6,489
Transportation Infrastructure - 0.1%
Grupo Aeroportuario del Pacifico SA de CV sponsored ADR	39,700	1,348
TOTAL INDUSTRIALS		106,723
INFORMATION TECHNOLOGY - 9.5%
Communications Equipment - 1.0%
Adtran, Inc.	13,700	341
Andrew Corp. (a)	81,000	749
Blue Coat Systems, Inc. (a)	36,300	617
Comverse Technology, Inc. (a)	6,500	136
Dycom Industries, Inc. (a)	136,800	2,770
Harris Corp.	30,100	1,322
Juniper Networks, Inc. (a)	47,900	703
Lucent Technologies, Inc. (a)	381,598	889
MasTec, Inc. (a)	119,700	1,387
Motorola, Inc.	100,400	2,347
Nortel Networks Corp. (a)	381,700	798
Powerwave Technologies, Inc. (a)	21,500	163
QUALCOMM, Inc.	26,200	987
		13,209
Computers & Peripherals - 1.3%
EMC Corp. (a)	103,700	1,208
Hewlett-Packard Co.	86,100	3,148
Imation Corp.	8,400	333
Intermec, Inc. (a)	41,500	1,243
International Business Machines Corp.	8,000	648
NCR Corp. (a)	29,400	1,023
Seagate Technology	316,864	7,050
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Sun Microsystems, Inc. (a)	196,800	$ 982
Western Digital Corp. (a)	45,800	838
		16,473
Electronic Equipment & Instruments - 1.6%
Agilent Technologies, Inc. (a)	57,900	1,862
Amphenol Corp. Class A	42,900	2,465
Avnet, Inc. (a)	64,900	1,269
Celestica, Inc. (sub. vtg.) (a)	154,000	1,477
CPI International, Inc.	7,400	93
Flextronics International Ltd. (a)	321,900	3,798
FLIR Systems, Inc. (a)	41,982	1,163
Ingram Micro, Inc. Class A (a)	88,100	1,586
Insight Enterprises, Inc. (a)	12,082	218
Jabil Circuit, Inc.	17,600	472
Metrologic Instruments, Inc. (a)	21,400	345
Molex, Inc.	25,700	937
Orbotech Ltd. (a)	6,100	146
Solectron Corp. (a)	694,300	2,180
Symbol Technologies, Inc.	185,300	2,225
Tektronix, Inc.	30,500	864
Vishay Intertechnology, Inc. (a)	28,000	392
		21,492
Internet Software & Services - 0.5%
eBay, Inc. (a)	49,728	1,385
Google, Inc. Class A (sub. vtg.) (a)	9,000	3,407
VeriSign, Inc. (a)	21,500	435
Yahoo!, Inc. (a)	64,800	1,868
		7,095
IT Services - 0.2%
First Data Corp.	42,100	1,809
Satyam Computer Services Ltd. sponsored ADR	20,800	794
SI International, Inc. (a)	15,700	454
		3,057
Office Electronics - 0.2%
Xerox Corp. (a)	148,700	2,202
Semiconductors & Semiconductor Equipment - 3.2%
Agere Systems, Inc. (a)	91,400	1,393
Altera Corp. (a)	13,900	281
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
AMIS Holdings, Inc. (a)	96,206	$ 876
Analog Devices, Inc.	56,500	1,731
Applied Micro Circuits Corp. (a)	147,600	403
ASAT Holdings Ltd.:
warrants 7/24/11 (a)	173	1
sponsored ADR (a)	52,900	23
ASML Holding NV (NY Shares) (a)	88,300	1,948
Atmel Corp. (a)	30,500	176
ATMI, Inc. (a)	106,900	3,086
Axcelis Technologies, Inc. (a)	225,000	1,415
Credence Systems Corp. (a)	189,300	479
Cymer, Inc. (a)	29,700	1,222
Cypress Semiconductor Corp. (a)	115,000	1,799
DSP Group, Inc. (a)	37,800	925
Entegris, Inc. (a)	26,300	286
Exar Corp. (a)	53,100	742
Fairchild Semiconductor International, Inc. (a)	147,100	2,652
Freescale Semiconductor, Inc. Class A (a)	116,780	3,585
Integrated Device Technology, Inc. (a)	23,300	401
Intel Corp.	75,600	1,477
Intersil Corp. Class A	4,600	117
Linear Technology Corp.	50,900	1,731
LTX Corp. (a)	196,400	996
Marvell Technology Group Ltd. (a)	8,500	149
Maxim Integrated Products, Inc.	60,200	1,752
Microchip Technology, Inc.	26,700	912
National Semiconductor Corp.	146,100	3,549
PMC-Sierra, Inc. (a)	69,800	477
Qimonda AG Sponsored ADR (a)	61,500	993
Rudolph Technologies, Inc. (a)	75,334	1,348
Samsung Electronics Co. Ltd.	4,150	2,806
Spansion, Inc. Class A	39,700	682
Teradyne, Inc. (a)	55,600	781
Verigy Ltd.	15,300	265
Xilinx, Inc.	36,000	823
		42,282
Software - 1.5%
Activision, Inc. (a)	15,200	196
Amdocs Ltd. (a)	20,100	763
Ansoft Corp. (a)	20,100	483
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Autodesk, Inc. (a)	21,400	$ 744
BEA Systems, Inc. (a)	136,100	1,869
Cognos, Inc. (a)	35,600	1,158
Compuware Corp. (a)	21,400	163
Fair, Isaac & Co., Inc.	27,100	949
Hyperion Solutions Corp. (a)	36,750	1,217
Kronos, Inc. (a)	8,600	262
Macrovision Corp. (a)	42,500	989
Microsoft Corp.	127,900	3,286
Nintendo Co. Ltd.	15,700	3,220
Opsware, Inc. (a)	36,600	258
Parametric Technology Corp. (a)	29,000	467
Quest Software, Inc. (a)	21,500	299
Symantec Corp. (a)	63,092	1,176
Take-Two Interactive Software, Inc. (a)	116,200	1,418
Wind River Systems, Inc. (a)	87,500	890
		19,807
TOTAL INFORMATION TECHNOLOGY		125,617
MATERIALS - 4.3%
Chemicals - 1.5%
Air Products & Chemicals, Inc.	19,600	1,299
Albemarle Corp.	10,442	573
Ashland, Inc.	60,000	3,788
Bayer AG	14,400	714
Celanese Corp. Class A	101,500	1,877
Chemtura Corp.	206,700	1,796
Cytec Industries, Inc.	28,400	1,515
Georgia Gulf Corp.	18,900	502
Israel Chemicals Ltd.	200,000	956
Monsanto Co.	58,200	2,761
Mosaic Co.	140,600	2,283
Praxair, Inc.	21,900	1,257
Rhodia SA	173,677	392
		19,713
Construction Materials - 0.1%
Texas Industries, Inc.	22,100	1,037
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - continued
Containers & Packaging - 0.3%
Owens-Illinois, Inc.	157,600	$ 2,389
Pactiv Corp. (a)	33,100	885
Smurfit-Stone Container Corp.	80,517	917
		4,191
Metals & Mining - 2.3%
Agnico-Eagle Mines Ltd.	32,300	1,227
Alcoa, Inc.	143,200	4,094
Aleris International, Inc. (a)	12,300	631
Allegheny Technologies, Inc.	35,200	2,019
Aquarius Platinum Ltd. (Australia)	9,700	170
Compass Minerals International, Inc.	48,600	1,299
Goldcorp, Inc.	76,600	2,117
Inco Ltd.	10,500	819
IPSCO, Inc.	9,900	912
Meridian Gold, Inc. (a)	103,200	3,052
Newmont Mining Corp.	5,500	282
Oregon Steel Mills, Inc. (a)	30,000	1,445
Phelps Dodge Corp.	17,400	1,557
RTI International Metals, Inc. (a)	29,439	1,277
Stillwater Mining Co. (a)	81,000	764
Sumitomo Metal Industries Ltd.	56,000	230
Teck Cominco Ltd. Class B (sub. vtg.)	26,300	1,751
Titanium Metals Corp.	288,157	7,434
Usinas Siderurgicas de Minas Gerais SA (Usiminas) (PN-A) (non-vtg.)	1,500	47
		31,127
Paper & Forest Products - 0.1%
Weyerhaeuser Co.	16,800	1,042
TOTAL MATERIALS		57,110
TELECOMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 1.9%
AT&T, Inc.	358,584	11,163
BellSouth Corp.	85,500	3,482
Covad Communications Group, Inc. (a)	870,388	1,323
Telenor ASA sponsored ADR	7,900	302
Verizon Communications, Inc.	260,000	9,147
		25,417
Common Stocks - continued
	Shares	Value (Note 1) (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.6%
America Movil SA de CV Series L sponsored ADR	16,500	$ 616
American Tower Corp. Class A (a)	47,780	1,713
Crown Castle International Corp.	37,600	1,292
NII Holdings, Inc. (a)	30,400	1,622
Sprint Nextel Corp.	140,599	2,379
		7,622
TOTAL TELECOMMUNICATION SERVICES		33,039
UTILITIES - 2.6%
Electric Utilities - 0.9%
Ceske Energeticke Zavody AS	1,900	71
E.ON AG	5,800	738
Edison International	24,400	1,065
Entergy Corp.	13,400	1,041
Exelon Corp.	83,700	5,104
FirstEnergy Corp.	19,600	1,118
PPL Corp.	44,300	1,549
Reliant Energy, Inc. (a)	42,700	575
		11,261
Gas Utilities - 0.0%
Equitable Resources, Inc.	3,000	111
Independent Power Producers & Energy Traders - 1.3%
AES Corp. (a)	312,200	6,631
Dynegy, Inc. Class A (a)	193,600	1,200
Mirant Corp. (a)	35,100	1,017
NRG Energy, Inc.	27,800	1,408
TXU Corp.	114,300	7,568
		17,824
Multi-Utilities - 0.4%
CMS Energy Corp. (a)	118,700	1,738
Dominion Resources, Inc.	35,600	2,844
PG&E Corp.	21,700	910
		5,492
TOTAL UTILITIES		34,688
TOTAL COMMON STOCKS (Cost $757,636)		857,129
Convertible Preferred Stocks - 0.1%
	Shares	Value (Note 1) (000s)
FINANCIALS - 0.1%
Insurance - 0.1%
Platinum Underwriters Holdings Ltd. Series A, 6.00%	15,800	$ 464
XL Capital Ltd. 6.50%	40,300	876
		1,340
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ASAT Holdings Ltd. 13.00% (a)	173	0
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,393)		1,340
Corporate Bonds - 9.1%
	Principal Amount (000s)
Convertible Bonds - 0.1%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
McMoRan Exploration Co. 6% 7/2/08	$ 870	1,213
HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
New River Pharmaceuticals, Inc. 3.5% 8/1/13 (g)	620	607
TOTAL CONVERTIBLE BONDS		1,820
Nonconvertible Bonds - 9.0%
CONSUMER DISCRETIONARY - 1.2%
Auto Components - 0.0%
Goodyear Tire & Rubber Co. 9% 7/1/15	30	30
Automobiles - 0.1%
Ford Motor Co.:
6.625% 10/1/28	215	161
7.45% 7/16/31	965	758
General Motors Corp.:
8.25% 7/15/23	25	21
8.375% 7/15/33	55	46
		986
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Diversified Consumer Services - 0.0%
Carriage Services, Inc. 7.875% 1/15/15	$ 200	$ 193
Education Management LLC/Education Management Finance Corp. 8.75% 6/1/14 (g)	70	69
		262
Hotels, Restaurants & Leisure - 0.1%
Carrols Corp. 9% 1/15/13	390	388
Mandalay Resort Group 6.5% 7/31/09	380	376
MGM MIRAGE 5.875% 2/27/14	360	328
Six Flags, Inc. 9.625% 6/1/14	35	31
Station Casinos, Inc. 7.75% 8/15/16	100	103
Trump Entertainment Resorts Holdings LP 8.5% 6/1/15	25	24
		1,250
Household Durables - 0.0%
Fortune Brands, Inc. 5.125% 1/15/11	700	686
Leisure Equipment & Products - 0.0%
Riddell Bell Holdings, Inc. 8.375% 10/1/12	30	29
Media - 0.8%
AOL Time Warner, Inc.:
6.875% 5/1/12	65	68
7.625% 4/15/31	500	541
Cablevision Systems Corp.:
8% 4/15/12	15	15
9.62% 4/1/09 (i)	245	261
Charter Communications Holding II LLC/Charter Communications Holdings II Capital Corp. 10.25% 9/15/10	35	35
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 8% 4/30/12 (g)	370	371
Comcast Corp.:
4.95% 6/15/16	550	507
5.5% 3/15/11	500	499
6.45% 3/15/37	665	652
Cox Communications, Inc. 4.625% 6/1/13	1,260	1,163
CSC Holdings, Inc. 7.625% 4/1/11	408	416
Dex Media West LLC/Dex Media West Finance Co. 9.875% 8/15/13	215	232
EchoStar DBS Corp. 7.125% 2/1/16 (g)	140	136
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Houghton Mifflin Co. 9.875% 2/1/13	$ 675	$ 694
Liberty Media Corp. 5.7% 5/15/13	590	550
News America Holdings, Inc. 7.75% 12/1/45	510	560
News America, Inc. 6.2% 12/15/34	990	925
Nielsen Finance LLC/Co. 10% 8/1/14 (g)	180	184
PanAmSat Corp. 9% 6/15/16 (g)	160	162
Time Warner Entertainment Co. LP 8.375% 7/15/33	1,200	1,376
Time Warner, Inc.:
6.625% 5/15/29	655	642
9.125% 1/15/13	85	98
Viacom, Inc. 5.75% 4/30/11 (g)	935	927
		11,014
Multiline Retail - 0.1%
The May Department Stores Co. 6.7% 7/15/34	790	791
Specialty Retail - 0.1%
Asbury Automotive Group, Inc. 8% 3/15/14	355	347
AutoNation, Inc. 7.5069% 4/15/13 (g)(i)	30	30
GSC Holdings Corp./Gamestop, Inc. 8% 10/1/12	50	51
Sonic Automotive, Inc. 8.625% 8/15/13	475	470
		898
TOTAL CONSUMER DISCRETIONARY		15,946
CONSUMER STAPLES - 0.1%
Beverages - 0.0%
FBG Finance Ltd. 5.125% 6/15/15 (g)	585	553
Food & Staples Retailing - 0.0%
Jean Coutu Group, Inc.:
7.625% 8/1/12	35	37
8.5% 8/1/14	70	66
Rite Aid Corp.:
6.875% 8/15/13	15	13
7.7% 2/15/27	55	44
		160
Food Products - 0.1%
H.J. Heinz Co. 6.428% 12/1/08 (g)(i)	555	566
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food Products - continued
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11	$ 160	$ 167
Swift & Co. 10.125% 10/1/09	40	41
		774
Personal Products - 0.0%
Avon Products, Inc. 5.125% 1/15/11	130	128
Tobacco - 0.0%
Altria Group, Inc. 7% 11/4/13	155	169
Reynolds American, Inc. 7.625% 6/1/16 (g)	70	73
		242
TOTAL CONSUMER STAPLES		1,857
ENERGY - 0.9%
Energy Equipment & Services - 0.1%
Hornbeck Offshore Services, Inc. 6.125% 12/1/14	95	89
Petronas Capital Ltd. 7% 5/22/12 (g)	1,045	1,120
Seabulk International, Inc. 9.5% 8/15/13	430	475
		1,684
Oil, Gas & Consumable Fuels - 0.8%
Amerada Hess Corp. 6.65% 8/15/11	220	230
Chesapeake Energy Corp.:
6.5% 8/15/17	20	19
6.625% 1/15/16	5	5
7% 8/15/14	5	5
7.5% 6/15/14	220	222
Duke Capital LLC:
4.37% 3/1/09	100	98
6.75% 2/15/32	570	587
El Paso Corp.:
7.625% 9/1/08	210	215
7.75% 6/15/10	770	793
7.875% 6/15/12	245	252
Empresa Nacional de Petroleo 6.75% 11/15/12 (g)	730	769
EnCana Holdings Finance Corp. 5.8% 5/1/14	385	388
Kinder Morgan Energy Partners LP 5.125% 11/15/14	220	208
Massey Energy Co. 6.875% 12/15/13	120	111
Nexen, Inc. 5.875% 3/10/35	875	819
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Pemex Project Funding Master Trust:
5.75% 12/15/15	$ 390	$ 379
6.125% 8/15/08	2,000	2,008
6.625% 6/15/35 (g)	600	589
7.875% 2/1/09 (i)	1,200	1,254
Petrohawk Energy Corp. 9.125% 7/15/13 (g)	100	102
Pogo Producing Co.:
6.625% 3/15/15	35	33
7.875% 5/1/13 (g)	50	51
Range Resources Corp. 7.375% 7/15/13	40	40
Talisman Energy, Inc. 5.85% 2/1/37	360	335
Transcontinental Gas Pipe Line Corp. 6.25% 1/15/08	485	485
		9,997
TOTAL ENERGY		11,681
FINANCIALS - 3.0%
Capital Markets - 0.5%
Ameriprise Financial, Inc. 7.518% 6/1/66 (e)	315	332
Goldman Sachs Group, Inc. 6.6% 1/15/12	2,345	2,460
JP Morgan Chase Capital XVIII 6.95% 8/17/36	675	710
Lazard Group LLC 7.125% 5/15/15	900	941
Merrill Lynch & Co., Inc. 4.25% 2/8/10	1,230	1,190
Morgan Stanley 6.6% 4/1/12	900	949
		6,582
Commercial Banks - 0.3%
HSBC Holdings PLC 6.5% 5/2/36	1,000	1,053
Korea Development Bank 3.875% 3/2/09	1,000	967
Santander Issuances SA Unipersonal 5.805% 6/20/16 (g)(i)	495	500
Wachovia Bank NA 4.875% 2/1/15	1,695	1,618
Wachovia Corp. 4.875% 2/15/14	120	115
Woori Bank 6.125% 5/3/16 (g)(i)	370	374
		4,627
Consumer Finance - 0.3%
American Express Co. 6.8% 9/1/66 (i)	255	265
Capital One Bank 6.5% 6/13/13	750	780
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Consumer Finance - continued
Ford Motor Credit Co.:
6.3744% 3/21/07 (i)	$ 65	$ 65
7% 10/1/13	35	33
9.75% 9/15/10 (g)	30	31
9.875% 8/10/11	240	251
9.9569% 4/15/12 (i)	70	74
General Motors Acceptance Corp.:
6.75% 12/1/14	240	229
6.875% 9/15/11	95	93
6.875% 8/28/12	40	39
8% 11/1/31	115	116
Household International, Inc. 5.836% 2/15/08	850	856
HSBC Finance Corp. 5% 6/30/15	500	480
MBNA America Bank NA 7.125% 11/15/12	200	218
MBNA Corp. 7.5% 3/15/12	325	358
		3,888
Diversified Financial Services - 0.5%
Bank of America Corp. 7.4% 1/15/11	2,030	2,191
Citigroup, Inc. 5% 9/15/14	1,250	1,209
Hilcorp Energy I LP/Hilcorp Finance Co. 9% 6/1/16 (g)	70	73
JPMorgan Chase Capital XVII 5.85% 8/1/35	2,025	1,913
Prime Property Funding, Inc. 5.125% 6/1/15 (g)	755	713
Teva Pharmaceutical Finance LLC 5.55% 2/1/16	515	500
		6,599
Insurance - 0.3%
Axis Capital Holdings Ltd. 5.75% 12/1/14	810	786
Liberty Mutual Group, Inc.:
6.7% 8/15/16 (g)	305	305
7.5% 8/15/36 (g)	165	162
Lincoln National Corp. 7% 5/17/66 (i)	875	907
Marsh & McLennan Companies, Inc.:
5.75% 9/15/15	480	467
7.125% 6/15/09	500	519
Principal Life Global Funding I 6.25% 2/15/12 (g)	490	510
Symetra Financial Corp. 6.125% 4/1/16 (g)	390	390
		4,046
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - 0.7%
AMB Property LP 5.9% 8/15/13	$ 405	$ 409
Archstone-Smith Operating Trust 5.25% 5/1/15	1,005	975
Brandywine Operating Partnership LP 5.75% 4/1/12	370	370
BRE Properties, Inc. 5.95% 3/15/07	1,500	1,504
Colonial Properties Trust:
4.75% 2/1/10	110	107
5.5% 10/1/15	1,305	1,262
Developers Diversified Realty Corp.:
4.625% 8/1/10	35	34
5% 5/3/10	525	516
5.25% 4/15/11	305	301
5.375% 10/15/12	220	216
Duke Realty LP:
5.625% 8/15/11	125	125
5.95% 2/15/17	170	171
HRPT Properties Trust 5.75% 11/1/15	105	103
Mack-Cali Realty LP 5.05% 4/15/10	55	54
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (g)	190	188
Simon Property Group LP:
5.1% 6/15/15	705	674
5.625% 8/15/14	975	971
United Dominion Realty Trust 5.25% 1/15/15	70	67
Ventas Realty LP/Ventas Capital Corp. 6.5% 6/1/16	110	108
Washington (REIT) 5.95% 6/15/11	475	482
		8,637
Real Estate Management & Development - 0.2%
EOP Operating LP:
4.65% 10/1/10	1,135	1,097
7% 7/15/11	1,250	1,319
Post Apartment Homes LP 6.3% 6/1/13	420	429
		2,845
Thrifts & Mortgage Finance - 0.2%
Independence Community Bank Corp. 3.75% 4/1/14 (i)	750	719
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Residential Capital Corp. 6.875% 6/30/15	$ 630	$ 652
Washington Mutual, Inc. 4.625% 4/1/14	1,000	927
		2,298
TOTAL FINANCIALS		39,522
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
DaVita, Inc. 7.25% 3/15/15	580	571
IASIS Healthcare LLC/IASIS Capital Corp. 8.75% 6/15/14	30	29
Skilled Healthcare Group, Inc. 11% 1/15/14 (g)	50	53
Tenet Healthcare Corp. 9.875% 7/1/14	190	185
		838
INDUSTRIALS - 0.6%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc. 4.75% 8/15/10 (g)	655	636
Bombardier, Inc. 6.3% 5/1/14 (g)	780	694
		1,330
Airlines - 0.3%
American Airlines, Inc. pass thru trust certificates:
6.978% 10/1/12	137	141
7.024% 4/15/11	475	487
7.858% 4/1/13	705	753
Continental Airlines, Inc. pass thru trust certificates:
6.648% 3/15/19	408	406
6.795% 2/2/20	589	558
Delta Air Lines, Inc.:
7.9% 12/15/09 (d)	105	25
8.3% 12/15/29 (d)	35	9
Delta Air Lines, Inc. pass thru trust certificates:
7.57% 11/18/10	555	557
10.06% 1/2/16 (d)	130	85
U.S. Airways pass thru trust certificates 6.85% 7/30/19	290	293
		3,314
Commercial Services & Supplies - 0.1%
Allied Security Escrow Corp. 11.375% 7/15/11	40	39
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Allied Waste North America, Inc.:
7.125% 5/15/16 (g)	$ 90	$ 88
8.5% 12/1/08	398	416
Corrections Corp. of America 6.75% 1/31/14	40	40
Hydrochem Industrial Services, Inc. 9.25% 2/15/13 (g)	60	58
IKON Office Solutions, Inc. 7.75% 9/15/15	30	30
		671
Industrial Conglomerates - 0.1%
Hutchison Whampoa International 03/13 Ltd. 6.5% 2/13/13 (g)	790	821
Siemens Financieringsmaatschap NV 6.125% 8/17/26 (g)	630	640
		1,461
Machinery - 0.0%
Invensys PLC 9.875% 3/15/11 (g)	211	227
Marine - 0.0%
American Commercial Lines LLC/ACL Finance Corp. 9.5% 2/15/15	276	301
Road & Rail - 0.0%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
7.625% 5/15/14 (g)	30	29
7.905% 5/15/14 (g)(i)	20	20
Hertz Corp.:
8.875% 1/1/14 (g)	130	135
10.5% 1/1/16 (g)	60	65
		249
Trading Companies & Distributors - 0.0%
Ashtead Capital, Inc. 9% 8/15/16 (g)	70	71
H&E Equipment Services, Inc. 8.375% 7/15/16 (g)	40	41
Penhall International Corp. 12% 8/1/14 (g)	60	62
		174
TOTAL INDUSTRIALS		7,727
INFORMATION TECHNOLOGY - 0.3%
Communications Equipment - 0.1%
L-3 Communications Corp. 6.125% 1/15/14	425	408
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Nortel Networks Corp.:
9.73% 7/15/11 (g)(i)	$ 80	$ 81
10.125% 7/15/13 (g)	70	71
10.75% 7/15/16 (g)	90	93
		653
Electronic Equipment & Instruments - 0.0%
Sanmina-SCI Corp. 8.125% 3/1/16	70	68
IT Services - 0.0%
Iron Mountain, Inc. 6.625% 1/1/16	25	23
SunGard Data Systems, Inc.:
9.125% 8/15/13	190	196
9.9725% 8/15/13 (i)	110	115
		334
Office Electronics - 0.1%
Xerox Capital Trust I 8% 2/1/27	710	724
Xerox Corp. 7.125% 6/15/10	215	222
		946
Semiconductors & Semiconductor Equipment - 0.1%
Amkor Technology, Inc. 9.25% 6/1/16	90	86
Avago Technologies Finance Ltd. 10.125% 12/1/13 (g)	140	146
Chartered Semiconductor Manufacturing Ltd. 6.375% 8/3/15	985	970
Freescale Semiconductor, Inc. 7.125% 7/15/14	360	368
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co. 6.875% 12/15/11	40	32
		1,602
Software - 0.0%
Activant Solutions, Inc. 9.5% 5/1/16 (g)	30	28
SERENA Software, Inc. 10.375% 3/15/16 (g)	70	71
		99
TOTAL INFORMATION TECHNOLOGY		3,702
MATERIALS - 0.3%
Chemicals - 0.1%
BCP Crystal U.S. Holdings Corp. 9.625% 6/15/14	332	357
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Chemicals - continued
Lyondell Chemical Co. 9.5% 12/15/08	$ 485	$ 498
Phibro Animal Health Corp. 10% 8/1/13 (g)	60	61
		916
Construction Materials - 0.0%
RMCC Acquisition Co. 9.5% 11/1/12 (g)	455	475
Containers & Packaging - 0.0%
Owens-Brockway Glass Container, Inc.:
7.75% 5/15/11	240	245
8.75% 11/15/12	200	212
Owens-Illinois, Inc. 8.1% 5/15/07	250	253
		710
Metals & Mining - 0.1%
FMG Finance Pty Ltd.:
10% 9/1/13 (g)	70	70
10.625% 9/1/16 (g)	100	100
Newmont Mining Corp. 5.875% 4/1/35	590	547
Novelis, Inc. 8% 2/15/15 (g)(i)	80	76
PNA Group, Inc. 10.75% 9/1/16 (g)	35	36
		829
Paper & Forest Products - 0.1%
Georgia-Pacific Corp. 9.5% 12/1/11	560	604
International Paper Co. 4.25% 1/15/09	315	307
		911
TOTAL MATERIALS		3,841
TELECOMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 1.0%
AT&T Broadband Corp. 8.375% 3/15/13	500	567
AT&T, Inc. 6.8% 5/15/36	1,200	1,241
British Telecommunications PLC 8.875% 12/15/30	1,250	1,613
Deutsche Telekom International Finance BV 5.25% 7/22/13	410	395
Embarq Corp.:
7.082% 6/1/16	422	431
7.995% 6/1/36	119	124
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Intelsat Ltd.:
6.5% 11/1/13	$ 105	$ 82
9.25% 6/15/16 (g)	310	322
11.25% 6/15/16 (g)	160	166
Nordic Telephone Co. Holdings ApS 8.875% 5/1/16 (g)	75	78
NTL Cable PLC 9.125% 8/15/16	50	52
Qwest Corp.:
8.5794% 6/15/13 (i)	710	761
8.875% 3/15/12	205	222
SBC Communications, Inc.:
6.15% 9/15/34	750	715
6.45% 6/15/34	415	409
Sprint Capital Corp.:
6.875% 11/15/28	850	858
8.375% 3/15/12	670	749
8.75% 3/15/32	535	649
Telecom Italia Capital SA:
4.95% 9/30/14	565	521
6.375% 11/15/33	1,300	1,227
Telefonica Emisiones SAU 7.045% 6/20/36	340	356
Verizon Global Funding Corp. 7.75% 12/1/30	990	1,113
Verizon New York, Inc. 6.875% 4/1/12	225	234
Wind Acquisition Finance SA 10.75% 12/1/15 (g)	60	65
Windstream Corp.:
8.125% 8/1/13 (g)	55	58
8.625% 8/1/16 (g)	110	116
		13,124
Wireless Telecommunication Services - 0.3%
America Movil SA de CV:
4.125% 3/1/09	400	386
6.375% 3/1/35	1,130	1,075
AT&T Wireless Services, Inc.:
7.875% 3/1/11	125	136
8.125% 5/1/12	185	207
Centennial Communications Corp. 10% 1/1/13	30	30
Intelsat Subsidiary Holding Co. Ltd. 10.4844% 1/15/12 (i)	340	345
Nextel Communications, Inc. 5.95% 3/15/14	395	386
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Rogers Communications, Inc.:
6.375% 3/1/14	$ 595	$ 579
8.4544% 12/15/10 (i)	220	226
Vodafone Group PLC 5% 12/16/13	375	357
		3,727
TOTAL TELECOMMUNICATION SERVICES		16,851
UTILITIES - 1.3%
Electric Utilities - 0.5%
Cleveland Electric Illuminating Co. 5.65% 12/15/13	805	800
Exelon Corp.:
4.9% 6/15/15	1,070	1,002
6.75% 5/1/11	560	585
FirstEnergy Corp. 6.45% 11/15/11	515	534
Mirant Americas Generation LLC 8.3% 5/1/11	85	85
Niagara Mohawk Power Corp. 8.875% 5/15/07	650	665
Progress Energy, Inc. 7.1% 3/1/11	1,350	1,440
TXU Energy Co. LLC 7% 3/15/13	1,485	1,549
		6,660
Gas Utilities - 0.1%
Dynegy Holdings, Inc. 8.375% 5/1/16 (g)	60	59
Texas Eastern Transmission Corp. 7.3% 12/1/10	1,495	1,592
		1,651
Independent Power Producers & Energy Traders - 0.2%
AES Corp.:
8.75% 5/15/13 (g)	325	349
9.5% 6/1/09	452	484
Constellation Energy Group, Inc. 7% 4/1/12	1,110	1,177
Mirant North America LLC 7.375% 12/31/13	50	50
NRG Energy, Inc.:
7.25% 2/1/14	210	208
7.375% 2/1/16	35	35
PPL Energy Supply LLC:
5.7% 10/15/35	165	161
6.2% 5/15/16	430	440
		2,904
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities - 0.5%
CMS Energy Corp.:
8.5% 4/15/11	$ 400	$ 427
8.9% 7/15/08	560	585
Dominion Resources, Inc.:
4.75% 12/15/10	770	747
5.95% 6/15/35	555	526
6.25% 6/30/12	930	956
7.5% 6/30/66 (i)	620	640
MidAmerican Energy Holdings, Inc. 6.125% 4/1/36 (g)	660	652
National Grid PLC 6.3% 8/1/16	1,110	1,135
		5,668
TOTAL UTILITIES		16,883
TOTAL NONCONVERTIBLE BONDS		118,848
TOTAL CORPORATE BONDS (Cost $120,561)		120,668
U.S. Government and Government Agency Obligations - 6.1%

U.S. Government Agency Obligations - 3.0%
Fannie Mae:
3.25% 1/15/08	1,839	1,793
3.25% 8/15/08	560	541
3.25% 2/15/09	1,684	1,615
3.375% 12/15/08	190	183
4.25% 5/15/09	15,000	14,713
6.25% 2/1/11	7,310	7,611
Freddie Mac:
4% 6/12/13	2,342	2,197
5.75% 1/15/12	2,024	2,089
5.875% 3/21/11	5,505	5,650
6.625% 9/15/09	2,160	2,255
Tennessee Valley Authority 5.375% 4/1/56	405	406
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		39,053
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Treasury Inflation Protected Obligations - 2.0%
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10	$ 5,355	$ 5,089
2% 1/15/14	19,222	18,877
2.375% 4/15/11	2,552	2,564
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		26,530
U.S. Treasury Obligations - 1.1%
U.S. Treasury Bonds 6.25% 5/15/30	1,125	1,332
U.S. Treasury Notes 4.75% 5/15/14	13,600	13,615
TOTAL U.S. TREASURY OBLIGATIONS		14,947
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $81,543)		80,530
U.S. Government Agency - Mortgage Securities - 9.9%

Fannie Mae - 8.8%
3.744% 1/1/35 (i)	100	98
3.748% 12/1/34 (i)	77	76
3.757% 10/1/33 (i)	61	60
3.788% 6/1/34 (i)	315	306
3.796% 12/1/34 (i)	13	13
3.81% 6/1/33 (i)	51	50
3.834% 1/1/35 (i)	193	189
3.846% 1/1/35 (i)	62	61
3.851% 10/1/33 (i)	1,403	1,378
3.866% 1/1/35 (i)	109	107
3.898% 10/1/34 (i)	71	70
3.905% 12/1/34 (i)	52	52
3.941% 5/1/34 (i)	15	15
3.952% 1/1/35 (i)	77	76
3.954% 12/1/34 (i)	63	62
3.955% 12/1/34 (i)	420	415
3.957% 5/1/33 (i)	25	25
3.992% 1/1/35 (i)	48	47
3.996% 12/1/34 (i)	49	48
3.996% 12/1/34 (i)	79	78
3.998% 2/1/35 (i)	54	53
4.029% 1/1/35 (i)	38	37
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Fannie Mae - continued
4.034% 10/1/18 (i)	$ 60	$ 59
4.037% 1/1/35 (i)	43	42
4.041% 2/1/35 (i)	49	48
4.052% 12/1/34 (i)	118	117
4.058% 1/1/35 (i)	103	102
4.079% 2/1/35 (i)	99	98
4.082% 4/1/33 (i)	22	21
4.083% 2/1/35 (i)	30	30
4.086% 2/1/35 (i)	34	33
4.094% 11/1/34 (i)	93	92
4.102% 2/1/35 (i)	193	192
4.108% 1/1/35 (i)	116	115
4.114% 1/1/35 (i)	108	107
4.116% 2/1/35 (i)	134	132
4.126% 1/1/35 (i)	195	193
4.143% 2/1/35 (i)	111	109
4.144% 1/1/35 (i)	180	179
4.156% 1/1/35 (i)	211	210
4.171% 1/1/35 (i)	135	132
4.181% 10/1/34 (i)	179	178
4.181% 11/1/34 (i)	22	22
4.187% 1/1/35 (i)	99	98
4.202% 1/1/35 (i)	66	65
4.25% 2/1/35 (i)	78	77
4.272% 3/1/35 (i)	71	71
4.274% 2/1/35 (i)	44	44
4.275% 8/1/33 (i)	131	130
4.282% 7/1/34 (i)	48	48
4.287% 12/1/34 (i)	32	31
4.306% 5/1/35 (i)	93	92
4.313% 3/1/33 (i)	40	39
4.35% 1/1/35 (i)	81	79
4.356% 4/1/35 (i)	33	33
4.362% 2/1/34 (i)	157	155
4.394% 5/1/35 (i)	180	178
4.396% 2/1/35 (i)	113	110
4.423% 10/1/34 (i)	312	312
4.426% 1/1/35 (i)	86	85
4.438% 3/1/35 (i)	100	98
4.456% 8/1/34 (i)	205	202
4.464% 5/1/35 (i)	70	70
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Fannie Mae - continued
4.489% 3/1/35 (i)	$ 227	$ 223
4.494% 1/1/35 (i)	91	90
4.497% 8/1/34 (i)	368	371
4.5% 4/1/18 to 12/1/33	20,128	19,060
4.5% 9/1/21 (h)	3,020	2,904
4.5% 9/1/21 (h)	581	558
4.516% 3/1/35 (i)	213	209
4.527% 2/1/35 (i)	869	860
4.532% 2/1/35 (i)	424	421
4.539% 7/1/35 (i)	212	210
4.54% 2/1/35 (i)	56	56
4.554% 2/1/35 (i)	40	40
4.577% 2/1/35 (i)	201	198
4.577% 7/1/35 (i)	233	231
4.584% 2/1/35 (i)	689	677
4.609% 11/1/34 (i)	214	211
4.661% 3/1/35 (i)	524	521
4.67% 11/1/34 (i)	249	246
4.727% 7/1/34 (i)	202	200
4.729% 10/1/34 (i)	224	221
4.77% 12/1/34 (i)	163	162
4.778% 12/1/34 (i)	63	62
4.803% 12/1/32 (i)	94	94
4.809% 6/1/35 (i)	238	237
4.818% 11/1/34 (i)	169	167
4.875% 10/1/34 (i)	652	647
5% 12/1/16 to 8/1/35	31,977	30,935
5% 9/1/21 (h)	4,000	3,918
5% 9/1/21 (h)	382	374
5.083% 9/1/34 (i)	507	506
5.091% 5/1/35 (i)	413	412
5.172% 5/1/35 (i)	527	525
5.177% 5/1/35 (i)	216	215
5.196% 6/1/35 (i)	288	288
5.215% 5/1/35 (i)	589	587
5.5% 2/1/11 to 4/1/36	25,758	25,413
5.502% 2/1/36 (i)	939	941
5.631% 1/1/36 (i)	266	267
5.916% 1/1/36 (i)	218	220
6% 9/1/21 (h)	32	33
6% 9/1/21 (h)	120	121
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Fannie Mae - continued
6% 8/1/23 to 3/1/33	$ 5,975	$ 6,004
6.5% 4/1/11 to 9/1/32	7,677	7,842
7% 12/1/23 to 4/1/29	89	92
7.5% 6/1/25 to 4/1/29	1,439	1,497
TOTAL FANNIE MAE		116,610
Freddie Mac - 0.8%
4.043% 12/1/34 (i)	79	77
4.097% 12/1/34 (i)	95	93
4.124% 1/1/35 (i)	292	288
4.256% 3/1/35 (i)	98	97
4.298% 5/1/35 (i)	175	173
4.301% 12/1/34 (i)	114	111
4.326% 2/1/35 (i)	192	190
4.351% 3/1/35 (i)	147	143
4.38% 2/1/35 (i)	190	185
4.438% 2/1/34 (i)	100	99
4.443% 3/1/35 (i)	107	104
4.454% 6/1/35 (i)	148	146
4.458% 3/1/35 (i)	120	118
4.546% 2/1/35 (i)	158	155
5.003% 4/1/35 (i)	509	507
5.127% 4/1/35 (i)	370	368
5.305% 6/1/35 (i)	241	240
5.504% 8/1/33 (i)	43	44
5.568% 1/1/36 (i)	463	463
6% 5/1/33	894	900
6% 9/1/36 (h)	6,000	6,010
TOTAL FREDDIE MAC		10,511
Government National Mortgage Association - 0.3%
6.5% 10/15/27 to 7/15/34	1,207	1,241
7% 12/15/25 to 12/15/32	1,031	1,067
7.5% 2/15/23 to 9/15/28	1,538	1,614
8% 11/15/21 to 12/15/26	395	418
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		4,340
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $133,252)		131,461
Asset-Backed Securities - 1.2%
	Principal Amount (000s)	Value (Note 1) (000s)
ACE Securities Corp.:
Series 2004-HE1:
Class M1, 5.8244% 2/25/34 (i)	$ 200	$ 201
Class M2, 6.4244% 2/25/34 (i)	225	227
Series 2005-SD1 Class A1, 5.7244% 11/25/50 (i)	112	112
Aesop Funding II LLC Series 2005-1A Class A1, 3.95% 4/20/08 (g)	800	784
AmeriCredit Automobile Receivables Trust Series 2006-1:
Class A3, 5.11% 10/6/10	17	17
Class B1, 5.2% 3/6/11	50	50
Class C1, 5.28% 11/6/11	325	324
Ameriquest Mortgage Securities, Inc. Series 2004-R2:
Class M1, 5.7544% 4/25/34 (i)	115	115
Class M2, 5.8044% 4/25/34 (i)	100	100
Amortizing Residential Collateral Trust Series 2002-BC1 Class M2, 6.4244% 1/25/32 (i)	48	48
Argent Securities, Inc. Series 2004-W5 Class M1, 5.9244% 4/25/34 (i)	360	360
Asset Backed Securities Corp. Home Equity Loan Trust Series 2004-HE2 Class M1, 5.8744% 4/25/34 (i)	560	564
Capital Auto Receivables Asset Trust:
Series 2006-1:
Class A3, 5.03% 10/15/09	175	174
Class B, 5.26% 10/15/10	165	164
Series 2006-SN1A:
Class B, 5.5% 4/20/10 (g)	70	70
Class C, 5.77% 5/20/10 (g)	65	65
Class D, 6.15% 4/20/11 (g)	115	115
Capital One Multi-Asset Execution Trust Series 2004-6 Class B, 4.15% 7/16/12	730	709
Cendant Timeshare Receivables Funding LLC Series 2005-1A Class A1, 4.67% 5/20/17 (g)	248	244
CIT Equipment Collateral Trust Series 2006-VT1 Class A3, 5.13% 12/21/08	580	579
Citibank Credit Card Issuance Trust:
Series 2005-B1 Class B1, 4.4% 9/15/10	977	960
Series 2006-B2 Class B2, 5.15% 3/7/11	395	394
CNH Equipment Trust Series 2006-A Class A3, 5.2% 8/16/10	425	425
Countrywide Home Loans, Inc.:
Series 2004-2 Class M1, 5.8244% 5/25/34 (i)	640	642
Series 2004-3 Class M1, 5.8244% 6/25/34 (i)	125	126
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Countrywide Home Loans, Inc.: - continued
Series 2004-4:
Class A, 5.6944% 8/25/34 (i)	$ 72	$ 72
Class M1, 5.8044% 7/25/34 (i)	325	327
Class M2, 5.8544% 6/25/34 (i)	400	402
Series 2005-1:
Class MV1, 5.7244% 7/25/35 (i)	270	271
Class MV2, 5.7644% 7/25/35 (i)	320	321
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. Series 2005-1A:
Class B, 4.878% 6/15/35 (g)	460	452
Class C, 5.074% 6/15/35 (g)	417	411
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 5.8744% 3/25/34 (i)	25	25
Class M4, 6.2244% 3/25/34 (i)	25	25
Ford Credit Auto Owner Trust Series 2006-A Class A3, 5.05% 11/15/09	410	409
Fremont Home Loan Trust:
Series 2004-A Class M1, 5.8744% 1/25/34 (i)	425	426
Series 2005-A:
Class M1, 5.7544% 1/25/35 (i)	150	151
Class M2, 5.7844% 1/25/35 (i)	200	201
Class M3, 5.8144% 1/25/35 (i)	100	101
Class M4, 6.0044% 1/25/35 (i)	75	76
GSAMP Trust Series 2004-FM2 Class M1, 5.8244% 1/25/34 (i)	250	250
HSBC Home Equity Loan Trust Series 2005-2:
Class M1, 5.785% 1/20/35 (i)	145	145
Class M2, 5.815% 1/20/35 (i)	107	107
Hyundai Auto Receivables Trust:
Series 2004-1 Class A4, 5.26% 11/15/12	350	351
Series 2006-1:
Class A3, 5.13% 6/15/10	130	130
Class B, 5.29% 11/15/12	55	55
Class C, 5.34% 11/15/12	70	70
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 5.8244% 7/25/34 (i)	189	190
Class M2, 5.8744% 7/25/34 (i)	25	25
Morgan Stanley Dean Witter Capital I Trust Series 2003-NC1 Class M1, 6.3744% 11/25/32 (i)	220	220
National Collegiate Student Loan Trust Series 2005-GT1 Class AIO, 6.75% 12/25/09 (k)	350	73
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Park Place Securities, Inc. Series 2005-WCH1 Class M2, 5.8444% 1/25/35 (i)	$ 350	$ 352
Providian Master Note Trust Series 2006-B1A Class B1, 5.35% 3/15/13 (g)	780	780
Structured Asset Securities Corp. Series 2004-GEL1 Class A, 5.6844% 2/25/34 (i)	48	48
Volkswagen Auto Lease Trust Series 2005-A Class A4, 3.94% 10/20/10	1,415	1,395
World Omni Auto Receivables Trust Series 2006-A Class A3, 5.01% 10/15/10	390	389
TOTAL ASSET-BACKED SECURITIES (Cost $15,879)		15,819
Collateralized Mortgage Obligations - 1.6%

Private Sponsor - 0.9%
Adjustable Rate Mortgage Trust floater:
Series 2005-1 Class 5A2, 5.6544% 5/25/35 (i)	241	240
Series 2005-2 Class 6A2, 5.6044% 6/25/35 (i)	103	104
Series 2005-3 Class 8A2, 5.5644% 7/25/35 (i)	656	658
Bank of America Mortgage Securities, Inc. Series 2005-E Class 2A7, 4.6089% 6/25/35 (i)	460	448
Bear Stearns Alt-A Trust floater Series 2005-1 Class A1, 5.6044% 1/25/35 (i)	517	518
CS First Boston Mortgage Securities Corp. floater Series 2004-AR3 Class 6A2, 5.6944% 4/25/34 (i)	64	64
Granite Master Issuer PLC floater Series 2006-1A Class C2, 5.9925% 12/20/54 (g)(i)	400	400
Impac CMB Trust floater Series 2005-1:
Class M1, 5.7844% 4/25/35 (i)	169	169
Class M2, 5.8244% 4/25/35 (i)	304	304
JPMorgan Mortgage Trust Series 2005-A8 Class 2A3, 4.9591% 11/25/35 (i)	130	129
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 5.7838% 9/26/45 (g)(i)	457	459
Master Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	99	98
Merrill Lynch Mortgage Investors, Inc. floater Series 2005-B Class A2, 5.5475% 7/25/30 (i)	417	417
Opteum Mortgage Acceptance Corp. Series 2005-3 Class APT, 5.6144% 7/25/35 (i)	383	384
Residential Asset Mortgage Products, Inc. sequential pay Series 2004-SL2 Class A1, 6.5% 10/25/16	79	79
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Private Sponsor - continued
Sequoia Mortgage Trust floater:
Series 2005-1 Class A2, 5.8325% 2/20/35 (i)	$ 288	$ 289
Series 2005-2 Class A2, 5.19% 3/20/35 (i)	367	368
Structured Adjustable Rate Mortgage Loan Trust floater Series 2001-14 Class A1, 5.6344% 7/25/35 (i)	1,123	1,128
Thornburg Mortgage Securities Trust floater Series 2005-3 Class A4, 5.5944% 10/25/35 (i)	736	735
Wachovia Mortgage Loan Trust LLC Series 2005-B Class 2A4, 5.1863% 10/20/35 (i)	105	104
WaMu Mortgage pass thru certificates floater Series 2005-AR13 Class A1C1, 5.5144% 10/25/45 (i)	361	361
Wells Fargo Mortgage Backed Securities Trust:
Series 2005-AR10 Class 2A2, 4.1091% 6/25/35 (i)	1,034	1,018
Series 2005-AR12 Class 2A6, 4.3188% 7/25/35 (i)	1,095	1,076
Series 2005-AR4 Class 2A2, 4.5296% 4/25/35 (i)	863	846
Series 2005-AR9 Class 2A1, 4.3623% 5/25/35 (i)	445	436
Series 2006-AR8 Class 2A6, 5.24% 4/25/36 (i)	1,060	1,051
TOTAL PRIVATE SPONSOR		11,883
U.S. Government Agency - 0.7%
Fannie Mae guaranteed REMIC pass thru certificates:
planned amortization class Series 2004-81:
Class KC, 4.5% 4/25/17	2,245	2,179
Class KD, 4.5% 7/25/18	785	750
sequential pay:
Series 2004-3 Class BA, 4% 7/25/17	33	32
Series 2004-86 Class KC, 4.5% 5/25/19	216	208
Series 2004-91 Class AH, 4.5% 5/25/29	435	424
Freddie Mac planned amortization class Series 3033 Class UD, 5.5% 10/15/30	305	305
Freddie Mac Multi-class participation certificates guaranteed planned amortization class:
Series 2773 Class ED, 4.5% 8/15/17	2,595	2,474
Series 2885 Class PC, 4.5% 3/15/18	765	742
Series 3018 Class UD, 5.5% 9/15/30	490	489
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed planned amortization class: - continued
Series 3049 Class DB, 5.5% 6/15/31	$ 720	$ 719
Series 3102 Class OH, 1/15/36 (l)	490	362
TOTAL U.S. GOVERNMENT AGENCY		8,684
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $20,820)		20,567
Commercial Mortgage Securities - 2.0%

Banc of America Commercial Mortgage, Inc. Series 2005-1 Class A3, 4.877% 11/10/42	605	598
Banc of America Large Loan, Inc. Series 2006-ESH:
Class A, 6.19% 7/14/11 (g)(i)	218	218
Class B, 6.29% 7/14/11 (g)(i)	109	109
Class C, 6.44% 7/14/11 (g)(i)	218	218
Class D, 7.07% 7/14/11 (g)(i)	127	127
Bayview Commercial Asset Trust floater:
Series 2004-1:
Class A, 5.6844% 4/25/34 (g)(i)	441	441
Class B, 7.2244% 4/25/34 (g)(i)	63	64
Class M1, 5.8844% 4/25/34 (g)(i)	63	63
Class M2, 6.5244% 4/25/34 (g)(i)	63	64
Series 2004-3:
Class A1, 5.6944% 1/25/35 (g)(i)	476	478
Class A2, 5.7444% 1/25/35 (g)(i)	79	80
Class M1, 5.8244% 1/25/35 (g)(i)	79	80
Class M2, 6.3244% 1/25/35 (g)(i)	40	40
Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 4.9967% 8/1/24 (g)(i)	257	236
COMM:
floater Series 2002-FL7 Class D, 5.9% 11/15/14 (g)(i)	51	51
Series 2004-LBN2 Class X2, 1.0022% 3/10/39 (g)(i)(k)	1,438	41
Commercial Mortgage pass thru certificates sequential pay Series 2006-CN2A Class A2FX, 5.449% 2/5/19 (g)	430	432
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
CS First Boston Mortgage Securities Corp.:
sequential pay:
Series 1999-C1 Class A2, 7.29% 9/15/41	$ 1,222	$ 1,275
Series 2000-C1 Class A2, 7.545% 4/15/62	1,000	1,065
Series 2004-C1 Class A3, 4.321% 1/15/37	475	457
Series 1997-C2 Class D, 7.27% 1/17/35	2,310	2,386
Series 2004-C1 Class ASP, 0.8785% 1/15/37 (g)(i)(k)	6,907	198
DLJ Commercial Mortgage Corp. sequential pay Series 2000-CF1 Class A1B, 7.62% 6/10/33	3,500	3,758
Greenwich Capital Commercial Funding Corp.:
sequential pay Series 2004-GG1 Class A4, 4.755% 6/10/36	250	246
Series 2006-GG7 Class A3, 6.1101% 7/10/38	605	625
GS Mortgage Securities Corp. II:
sequential pay Series 2003-C1 Class A2A, 3.59% 1/10/40	720	705
Series 1998-GLII Class E, 6.9706% 4/13/31 (i)	635	651
Series 2006-GG6 Class A2, 5.506% 4/10/38 (i)	630	635
JPMorgan Chase Commercial Mortgage Securities Corp. sequential pay:
Series 2006-CB14 Class A3B, 5.4865% 12/12/44 (i)	590	593
Series 2006-CB15 Class A3, 5.819% 6/12/43 (i)	925	945
LB-UBS Commercial Mortgage Trust:
sequential pay:
Series 2005-C3 Class A2, 4.553% 7/15/30	270	264
Series 2006-C1 Class A2, 5.084% 2/15/31	250	248
Series 2001-C3 Class B, 6.512% 6/15/36	310	326
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A:
Class B, 4.13% 11/20/37 (g)	700	645
Class C, 4.13% 11/20/37 (g)	700	626
Merrill Lynch Mortgage Trust sequential pay Series 2005-MCP1 Class A2, 4.556% 6/12/43	340	332
Morgan Stanley Capital I Trust Series 2006-T23 Class A1, 5.682% 8/12/41	240	243
Morgan Stanley Capital I, Inc.:
sequential pay Series 2004-HQ3 Class A2, 4.05% 1/13/41	505	487
Series 2005-IQ9 Class X2, 1.069% 7/15/56 (g)(i)(k)	5,661	238
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (g)	364	468
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Thirteen Affiliates of General Growth Properties, Inc. sequential pay Series 1 Class A2, 6.602% 11/15/07 (g)	$ 4,500	$ 4,560
Wachovia Bank Commercial Mortgage Trust sequential pay Series 2003-C6 Class A2, 4.498% 8/15/35	810	794
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $25,596)		26,110
Foreign Government and Government Agency Obligations - 0.2%

Israeli State 4.625% 6/15/13	165	156
United Mexican States:
5.875% 1/15/14	450	458
6.75% 9/27/34	775	823
7.5% 4/8/33	1,300	1,508
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,586)		2,945
Preferred Securities - 0.0%

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
MUFG Capital Finance 1 Ltd. 6.346% (i)	590	594
TOTAL PREFERRED SECURITIES (Cost $590)		594
Fixed-Income Funds - 3.9%
	Shares
Fidelity Ultra-Short Central Fund (j) (Cost $52,000)	522,665	52,005
Money Market Funds - 2.0%
	Shares	Value (Note 1) (000s)
Fidelity Cash Central Fund, 5.31% (b)	25,800,856	$ 25,801
Fidelity Securities Lending Cash Central Fund, 5.33% (b)(c)	1,075,725	1,076
TOTAL MONEY MARKET FUNDS (Cost $26,877)		26,877
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $1,238,733)		1,336,045
NET OTHER ASSETS - (0.8)%		(10,529)
NET ASSETS - 100%		$ 1,325,516
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps

Receive monthly notional amount multiplied by 3.3% and pay to Morgan Stanley, Inc. upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 7.6913% 11/25/34

	Dec. 2034	$ 140	$ 2
Receive monthly notional amount multiplied by 2.5% and pay Credit Suisse First Boston upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 8.03% 11/25/34	Dec. 2034	200	0
Receive monthly notional amount multiplied by 1.6% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	110	0
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.39% and pay UBS upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.73% 2/25/34

	March 2034	$ 170	$ 0
Receive monthly notional amount multiplied by 2.4% and pay Deutsche Bank upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.2288% 1/25/34	Feb. 2034	136	0
Receive monthly notional amount multiplied by 2.7% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M9, 6.41% 5/25/35	June 2035	420	0
Receive monthly notional amount multiplied by 2.79% and pay Merrill Lynch, Inc. upon default event of New Century Home Equity Loan Trust, par value of the notional amount of New Century Home Equity Loan Trust Series 2004-4 Class M9, 7.0788% 2/25/35	March 2035	305	3
Receive quarterly notional amount multiplied by .30% and pay Goldman Sachs upon default event of Entergy Corp., par value of the notional amount of Entergy Corp. 7.75% 12/15/09	March 2008	500	1
Receive quarterly notional amount multiplied by .37% and pay Goldman Sachs upon default event of Pacific Gas & Electric Co., par value of the notional amount of Pacific Gas & Electric Co. 4.8% 3/1/14	March 2011	500	2
Receive quarterly notional amount multiplied by .37% and pay Morgan Stanley, Inc. upon default event of Pacific Gas & Electric Co. par value of the notional amount of Pacific Gas & Electric Co. 4.8% 3/1/14	March 2011	600	3
Receive semi-annually notional amount multiplied by .5% and pay Credit Suisse First Boston upon default event of Russian Federation, par value of the notional amount of Russian Federation 5% 3/31/30	June 2008	295	1
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued
Receive semi-annually notional amount multiplied by .5% and pay Deutsche Bank upon default event of Russian Federation, par value of the notional amount of Russian Federation 5% 3/31/30	June 2008	$ 540	$ 2
Receive semi-annually notional amount multiplied by .625% and pay Deutsche Bank upon defualt event of United Mexican States, par value of the notional amount of United Mexican States 7.5% 4/8/33	May 2011	700	6
TOTAL CREDIT DEFAULT SWAPS		4,616	20
Interest Rate Swaps
Receive quarterly a fixed rate equal to 4.3875% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2010	1,500	(38)
Receive quarterly a fixed rate equal to 4.774% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2015	1,500	(48)
Receive semi-annually a fixed rate equal to 5.276% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	April 2011	20,500	342
Receive semi-annually a fixed rate equal to 5.3315% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	April 2011	5,000	96
Receive semi-annually a fixed rate equal to 5.388% and pay quarterly a floating rate based on 3-month LIBOR with JP Morgan Chase, Inc.	August 2011	10,000	86
Receive semi-annually a fixed rate equal to 5.473% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	May 2011	20,000	519
TOTAL INTEREST RATE SWAPS		58,500	957
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Total Return Swaps
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ Index and pay monthly a floating rate based on 1-month LIBOR with Citibank	Sept. 2006	$ 4,000	$ 69
Receive monthly a return equal to Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR minus 7.5 basis points with Lehman Brothers, Inc.	Feb. 2007	1,500	7
TOTAL TOTAL RETURN SWAPS		5,500	76
		$ 68,616	$ 1,053
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Issuer is in default.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f) Security or a portion of the security is on loan at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $31,597,000 or 2.4% of net assets.

(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(j) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited list of holdings for each fixed-income central fund, as of the investing fund's report date, is available upon request or at advisor.fidelity.com. The reports are located just after the fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, the fixed-income central fund's financial statements, which are not covered by the investing fund's Report of Independent Registered Public Accounting Firm, are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

(k) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
(l) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.

(m) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,077,000 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Inverness Medical Innovations, Inc.	2/8/06 - 8/17/06	$ 847
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Nine months ended August 31, 2006 Income earned (Amounts in thousands)	Year ended November 30, 2005 Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 715	$ 2,492
Fidelity Securities Lending Cash Central Fund	54	37
Fidelity Ultra-Short Central Fund	1,996	732
Total	$ 2,765	$ 3,261

Additional information regarding the fund's fiscal year to date purchases and sales, including the ownership percentage, of the following fixed income Central Funds is as follows:
Fund (Amounts in thousands)	Value, at November 30, 2005	Purchases	Sales Proceeds	Value, at August 31, 2006	% ownership, end of period
Fidelity Ultra-Short Central Fund	$ 51,989	$ -	$ -	$ 52,005	0.6%
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S. Government and U.S. Government Agency Obligations	17.0%
AAA, AA, A	7.6%
BBB	6.2%
BB	0.9%
B	0.6%
CCC, CC, C	0.2%
Not Rated	0.3%
Equities	64.8%
Short-Term Investments and Net Other Assets	2.4%
100.0%
We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	89.0%
Canada	1.8%
Cayman Islands	1.2%
United Kingdom	1.2%
Others (individually less than 1%)	6.8%
100.0%
The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	August 31, 2006

Assets
Investment in securities, at value (including securities loaned of $1,027) - See accompanying schedule: Unaffiliated issuers (cost $1,159,856)	$ 1,257,163
Affiliated Central Funds (cost $78,877)	78,882
Total Investments (cost $1,238,733)		$ 1,336,045
Foreign currency held at value (cost $2,852)		2,852
Receivable for investments sold		5,619
Receivable for swap agreements		4
Receivable for fund shares sold		790
Dividends receivable		993
Interest receivable		3,858
Swap agreements, at value		1,053
Prepaid expenses		1
Other receivables		66
Total assets		1,351,281

Liabilities
Payable to custodian bank	$ 92
Payable for investments purchased Regular delivery	3,506
Delayed delivery	13,853
Payable for fund shares redeemed	5,742
Accrued management fee	455
Distribution fees payable	561
Other affiliated payables	377
Other payables and accrued expenses	103
Collateral on securities loaned, at value	1,076
Total liabilities		25,765

Net Assets		$ 1,325,516
Net Assets consist of:
Paid in capital		$ 1,161,929
Undistributed net investment income		4,241
Accumulated undistributed net realized gain (loss) of investments and foreign currency transactions		60,970
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		98,376
Net Assets		$ 1,325,516

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	August 31, 2006

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($208,107 ÷ 12,688.1 shares)	$ 16.40

Maximum offering price per share (100/94.25 of $16.40)	$ 17.40
Class T: Net Asset Value and redemption price per share ($948,731 ÷ 57,498.3 shares)	$ 16.50

Maximum offering price per share (100/96.50 of $16.50)	$ 17.10
Class B: Net Asset Value and offering price per share ($79,132 ÷ 4,841.2 shares)A	$ 16.35

Class C: Net Asset Value and offering price per share ($72,770 ÷ 4,453.1 shares)A	$ 16.34

Institutional Class: Net Asset Value, offering price and redemption price per share ($16,776 ÷ 1,010.3 shares)	$ 16.60

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Nine months ended August 31, 2006	Year ended November 30, 2005

Investment Income
Dividends	$ 8,921	$ 15,381
Interest	15,740	26,914
Income from affiliated Central Funds	2,765	3,261
Total income	27,426	45,556

Expenses
Management fee	$ 4,271	$ 6,372
Transfer agent fees	2,522	3,855
Distribution fees	5,314	7,968
Accounting and security lending fees	440	640
Independent trustees' compensation	4	7
Appreciation in deferred trustee compensation account	2	3
Custodian fees and expenses	177	102
Registration fees	77	88
Audit	72	64
Legal	21	14
Interest	5	-
Miscellaneous	(87)	236
Total expenses before reductions	12,818	19,349
Expense reductions	(131)	(519)
Total expenses	12,687	18,830
Net investment income (loss)	14,739	26,726
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign tax of $38 and $0, respectively)	65,563	115,983
Foreign currency transactions	(25)	(30)
Swap agreements	(543)	(307)
Total net realized gain (loss)	64,995	115,646
Change in net unrealized appreciation (depreciation) on: Investment securities	6,882	(64,966)
Assets and liabilities in foreign currencies	13	(2)
Swap agreements	938	324
Total change in net unrealized appreciation (depreciation)	7,833	(64,644)
Net gain (loss)	72,828	51,002
Net increase (decrease) in net assets resulting from operations	$ 87,567	$ 77,728

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Nine months ended August 31, 2006	Year ended November 30, 2005	Year ended November 30, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 14,739	$ 26,726	$ 35,147
Net realized gain (loss)	64,995	115,646	43,479
Change in net unrealized appreciation (depreciation)	7,833	(64,644)	20,191
Net increase (decrease) in net assets resulting from operations	87,567	77,728	98,817
Distributions to shareholders from net investment income	(14,851)	(32,682)	(33,276)
Distributions to shareholders from net realized gain	(83,247)	-	-
Total distributions	(98,098)	(32,682)	(33,276)
Share transactions - net increase (decrease)	(62,728)	(301,293)	(134,734)
Total increase (decrease) in net assets	(73,259)	(256,247)	(69,193)

Net Assets
Beginning of period	1,398,775	1,655,022	1,724,215
End of period (including undistributed net investment income of $4,241, $4,643 and $11,313, respectively)	$ 1,325,516	$ 1,398,775	$ 1,655,022

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

	Nine months ended August 31,	Years ended November 30,
	2006	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 16.56	$ 16.04	$ 15.44	$ 14.11	$ 15.41	$ 16.55
Income from Investment Operations
Net investment income (loss) E	.21	.33	.37 H	.34	.38	.43
Net realized and unrealized gain (loss)	.84	.58	.59	1.33	(1.30)	(.62)
Total from investment operations	1.05	.91	.96	1.67	(.92)	(.19)
Distributions from net investment income	(.22)	(.39)	(.36)	(.34)	(.38)	(.49)
Distributions from net realized gain	(1.00)	-	-	-	-	(.46)
Total distributions	(1.21) J	(.39)	(.36)	(.34)	(.38)	(.95)
Net asset value, end of period	$ 16.40	$ 16.56	$ 16.04	$ 15.44	$ 14.11	$ 15.41
Total Return B, C, D	6.66%	5.77%	6.28%	12.04%	(6.04)%	(1.18)%
Ratios to Average Net Assets F, I
Expenses before reductions	.99% A	1.00%	.98%	.96%	.96%	.94%
Expenses net of fee waivers, if any	.99% A	1.00%	.98%	.96%	.96%	.94%
Expenses net of all reductions	.98% A	.96%	.97%	.95%	.94%	.93%
Net investment income (loss)	1.70% A	2.05%	2.35%	2.33%	2.65%	2.77%
Supplemental Data
Net assets, end of period (in millions)	$ 208	$ 169	$ 149	$ 131	$ 120	$ 105
Portfolio turnover rate G	59% A	145%	68%	96%	106%	98%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the affiliated central funds.

G Amounts do not include the portfolio activity of the affiliated central funds.

H Investment income per share reflects a special dividend which amounted to $.03 per share.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distribution of $1.211 per share is comprised of distributions from net investment income of $.216 and distributions from net realized gain of $.995 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

	Nine months ended August 31,	Years ended November 30,
	2006	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 16.64	$ 16.12	$ 15.50	$ 14.17	$ 15.47	$ 16.58
Income from Investment Operations
Net investment income (loss) E	.18	.29	.33 H	.30	.35	.39
Net realized and unrealized gain (loss)	.86	.58	.60	1.33	(1.31)	(.61)
Total from investment operations	1.04	.87	.93	1.63	(.96)	(.22)
Distributions from net investment income	(.18)	(.35)	(.31)	(.30)	(.34)	(.43)
Distributions from net realized gain	(1.00)	-	-	-	-	(.46)
Total distributions	(1.18)	(.35)	(.31)	(.30)	(.34)	(.89)
Net asset value, end of period	$ 16.50	$ 16.64	$ 16.12	$ 15.50	$ 14.17	$ 15.47
Total Return B, C, D	6.53%	5.47%	6.05%	11.68%	(6.27)%	(1.37)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.22% A	1.24%	1.24%	1.22%	1.23%	1.20%
Expenses net of fee waivers, if any	1.22% A	1.24%	1.24%	1.22%	1.23%	1.20%
Expenses net of all reductions	1.21% A	1.21%	1.23%	1.21%	1.20%	1.19%
Net investment income (loss)	1.47% A	1.81%	2.08%	2.06%	2.38%	2.51%
Supplemental Data
Net assets, end of period (in millions)	$ 949	$ 1,038	$ 1,278	$ 1,350	$ 1,319	$ 1,681
Portfolio turnover rate G	59% A	145%	68%	96%	106%	98%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the affiliated central funds.

G Amounts do not include the portfolio activity of the affiliated central funds.

H Investment income per share reflects a special dividend which amounted to $.03 per share.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

	Nine months ended August 31,	Years ended November 30,
	2006	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 16.50	$ 15.98	$ 15.38	$ 14.06	$ 15.36	$ 16.47
Income from Investment Operations
Net investment income (loss) E	.10	.19	.24 H	.22	.26	.30
Net realized and unrealized gain (loss)	.85	.59	.59	1.32	(1.30)	(.60)
Total from investment operations	.95	.78	.83	1.54	(1.04)	(.30)
Distributions from net investment income	(.11)	(.26)	(.23)	(.22)	(.26)	(.35)
Distributions from net realized gain	(1.00)	-	-	-	-	(.46)
Total distributions	(1.10) J	(.26)	(.23)	(.22)	(.26)	(.81)
Net asset value, end of period	$ 16.35	$ 16.50	$ 15.98	$ 15.38	$ 14.06	$ 15.36
Total Return B, C, D	6.03%	4.92%	5.43%	11.08%	(6.83)%	(1.89)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.84% A	1.85%	1.84%	1.79%	1.79%	1.75%
Expenses net of fee waivers, if any	1.84% A	1.83%	1.80%	1.79%	1.79%	1.75%
Expenses net of all reductions	1.83% A	1.80%	1.80%	1.78%	1.77%	1.74%
Net investment income (loss)	.85% A	1.21%	1.52%	1.49%	1.82%	1.96%
Supplemental Data
Net assets, end of period (in millions)	$ 79	$ 99	$ 122	$ 128	$ 107	$ 121
Portfolio turnover rate G	59% A	145%	68%	96%	106%	98%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the affiliated central funds.

G Amounts do not include the portfolio activity of the affiliated central funds.

H Investment income per share reflects a special dividend which amounted to $.03 per share.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distribution of $1.101 per share is comprised of distributions from net investment income of $.106 and distributions from net realized gain of $.995 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

	Nine months ended August 31,	Years ended November 30,
	2006	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 16.50	$ 15.98	$ 15.37	$ 14.05	$ 15.35	$ 16.47
Income from Investment Operations
Net investment income (loss) E	.11	.20	.24 H	.22	.26	.31
Net realized and unrealized gain (loss)	.84	.58	.60	1.32	(1.30)	(.61)
Total from investment operations	.95	.78	.84	1.54	(1.04)	(.30)
Distributions from net investment income	(.12)	(.26)	(.23)	(.22)	(.26)	(.36)
Distributions from net realized gain	(1.00)	-	-	-	-	(.46)
Total distributions	(1.11) J	(.26)	(.23)	(.22)	(.26)	(.82)
Net asset value, end of period	$ 16.34	$ 16.50	$ 15.98	$ 15.37	$ 14.05	$ 15.35
Total Return B, C, D	6.04%	4.94%	5.50%	11.09%	(6.83)%	(1.89)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.78% A	1.81%	1.80%	1.78%	1.78%	1.72%
Expenses net of fee waivers, if any	1.78% A	1.81%	1.80%	1.78%	1.78%	1.72%
Expenses net of all reductions	1.77% A	1.77%	1.80%	1.77%	1.76%	1.71%
Net investment income (loss)	.91% A	1.24%	1.52%	1.51%	1.83%	1.98%
Supplemental Data
Net assets, end of period (in millions)	$ 73	$ 73	$ 79	$ 77	$ 61	$ 61
Portfolio turnover rate G	59% A	145%	68%	96%	106%	98%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the affiliated central funds.

G Amounts do not include the portfolio activity of the affiliated central funds.

H Investment income per share reflects a special dividend which amounted to $.03 per share.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distribution of $1.112 per share is comprised of distributions from net investment income of $.117 and distributions from net realized gain of $.995 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

	Nine months ended August 31,	Years ended November 30,
	2006	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 16.74	$ 16.21	$ 15.59	$ 14.25	$ 15.55	$ 16.69
Income from Investment Operations
Net investment income (loss) D	.25	.37	.41 G	.38	.43	.48
Net realized and unrealized gain (loss)	.85	.59	.60	1.34	(1.31)	(.63)
Total from investment operations	1.10	.96	1.01	1.72	(.88)	(.15)
Distributions from net investment income	(.24)	(.43)	(.39)	(.38)	(.42)	(.53)
Distributions from net realized gain	(1.00)	-	-	-	-	(.46)
Total distributions	(1.24)	(.43)	(.39)	(.38)	(.42)	(.99)
Net asset value, end of period	$ 16.60	$ 16.74	$ 16.21	$ 15.59	$ 14.25	$ 15.55
Total Return B, C	6.89%	6.04%	6.55%	12.31%	(5.73)%	(.92)%
Ratios to Average Net Assets E, H
Expenses before reductions	.69% A	.75%	.74%	.70%	.69%	.67%
Expenses net of fee waivers, if any	.69% A	.75%	.74%	.70%	.69%	.67%
Expenses net of all reductions	.67% A	.71%	.73%	.68%	.67%	.65%
Net investment income (loss)	2.00% A	2.30%	2.59%	2.59%	2.92%	3.04%
Supplemental Data
Net assets, end of period (in millions)	$ 17	$ 20	$ 28	$ 39	$ 55	$ 53
Portfolio turnover rate F	59% A	145%	68%	96%	106%	98%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the affiliated central funds.

F Amounts do not include the portfolio activity of the affiliated central funds.

G Investment income per share reflects a special dividend which amounted to $.03 per share.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2006

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Advisor Balanced Fund (the Fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund, which are also consistently followed by the Central Funds:

On July 20, 2006, the Board of Trustees approved a change in the fiscal year end of the Fund from November 30 to August 31. Accordingly, the Fund's financial statements and related notes include information as of the nine month period ended August 31, 2006 and the one year period ended November 30, 2005.

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Security Valuation - continued

supplied prices. Investments in open-end mutual funds, including the Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions, including the Fund's investment activity in the Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market

Annual Report

1. Significant Accounting Policies - continued

Investment Transactions and Income - continued

value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term capital gains, swap agreements, foreign currency transactions, passive foreign investment companies (PFIC), prior period premium and discount on debt securities, market discount, partnerships, deferred trustees compensation, financing transactions and losses deferred due to wash sales.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 134,612
Unrealized depreciation	(42,592)
Net unrealized appreciation (depreciation)	92,020
Undistributed ordinary income	47,593
Undistributed long-term capital gain	16,120

Cost for federal income tax purposes	$ 1,244,025

The tax character of distributions paid was as follows:

	Nine months ended August 31, 2006	November 30, 2005	November 30, 2004
Ordinary Income	$ 14,851	$ 32,682	$ 33,276
Long-term Capital Gains	83,247	-	-
Total	$ 98,098	$ 32,682	$ 33,276

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Annual Report

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. Periodic payments received or made by the Fund are

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Operating Policies - continued

Swap Agreements - continued

recorded in the accompanying Statement of Operations as realized gains or losses, respectively. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Total return swaps are agreements to exchange the return generated by one instrument or index for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, a fund will receive a payment from the counterparty. To the extent it is less, a fund will make a payment to the counterparty. Periodic payments received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The Fund may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, a fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value. Periodic payments and premiums received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements."

Annual Report

2. Operating Policies - continued

Mortgage Dollar Rolls. To earn additional income, the Fund may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but may be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $483,657 and $643,816, respectively, for the nine months ended August 31, 2006.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the Fund's average net assets and a group fee rate that averaged ..27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the periods ended August 31, 2006 and November 30, 2005, the management fee was equivalent to an annualized rate of .42% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the periods ended August 31, 2006 and November 30, 2005, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

			Nine months ended August 31, 2006		November 30, 2005
	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 357	$ 7	$ 386	$ 0
Class T	.25%	.25%	3,734	32	5,731	48
Class B	.75%	.25%	676	507	1,105	829
Class C	.75%	.25%	547	55	746	78
			$ 5,314	$ 601	$ 7,968	$ 955

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares (.25% prior to February 24, 2006) and .25% for certain purchases of Class T shares.

For the nine month period ended August 31, 2006, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 51
Class T	33
Class B*	123
Class C*	6
$ 213

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. For the periods ended August 31, 2006 and November 30, 2005, the total transfer agent fees paid by each class to FIIOC, were as follows:

	Nine months ended August 31, 2006		November 30, 2005
	Amount	% of Average Net Assets*	Amount	% of Average Net Assets
Class A	$ 362.25		$ 386.25
Class T	1,737.23		2,788.24
Class B	234.35		384.35
Class C	161.29		232.31
Institutional Class	28.20		65.25
	$ 2,522		$ 3,855

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Affiliated Central Funds. The Fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The Fund may also invest in Fidelity Ultra-Short Central Fund (Ultra-Short Central Fund), managed by FIMM, which seeks to obtain a high level of current income consistent with preservation of capital by investing in U.S. dollar denominated money market and investment-grade debt securities.

The Fund's Schedule of Investments lists the Central Funds as an investment of the Fund but does not include the underlying holdings of the Central Funds. Based on its investment objectives, the Ultra-Short Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks, including the risk that a counterparty to one or more of these transactions may be unable or unwilling to comply with the terms of the governing agreement. This may result in a decline in value of the Ultra-Short Central Fund and the Fund.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Affiliated Central Funds - continued

A complete unaudited list of holdings for the Central Funds, as of the Fund's report date, is available upon request or for Ultra-Short Central Fund, at advisor.fidelity.com. The reports are located just after the Fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, the Central Funds financial statements are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Central Funds do not pay a management fee.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $10 for the nine month period ended August 31, 2006.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender Nine months ended August 31, 2006	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 26,660	4.93%	$ 5

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which for the periods ended August 31, 2006 and November 30, 2005, amounted to $3 and $5, respectively, and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Annual Report

6. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from affiliated central funds. Net income from lending portfolio securities for the period ended August 31, 2006 and November 30, 2005, amounted to $54 and $37, respectively.

7. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period ended November 30, 2005:

	Expense Limitations	Reimbursement from adviser
Class B	1.80% - 1.85%*	$ 12
Class C	1.80% - 1.85%*	1
		$ 13

* Expense limitation in effect at November 30, 2005.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. For the periods ended August 31, 2006 and November 30, 2005, these services included payments of certain expenses on behalf of the Fund totaling $94 and $488, respectively. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the periods ended August 31, 2006 and November 30, 2005, these credits reduced the Fund's custody

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

7. Expense Reductions - continued

expenses by $3 and $4, respectively. During the period, credits reduced each class' transfer agent expense as noted in the table below.

	Nine months ended August 31, 2006	November 30, 2005
	Transfer Agent expense reduction	Transfer Agent expense reduction
Class A	$ 7	$ 3
Class T	25	8
Class C	1	2
Institutional Class	1	1
	$ 34	$ 14

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Subsequent to fiscal year end, the Fund's transfer agent, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Fidelity Management & Research Company, notified the Fund that the fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. Management has determined that this did not have a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. FIIOC will cause the books and records of the fund to reflect a conversion of the relevant Class B shares to Class A and is in the process of determining the impact to affected shareholder accounts for purposes of its remediation.

Annual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Nine months ended	Years ended November 30,
	August 31, 2006	2005	2004
From net investment income
Class A	$ 2,466	$ 3,700	$ 3,166
Class T	11,002	25,229	26,196
Class B	596	1,821	1,875
Class C	518	1,227	1,173
Institutional Class	269	705	866
Total	$ 14,851	$ 32,682	$ 33,276
From net realized gain
Class A	$ 10,511	$ -	$ -
Class T	61,337	-	-
Class B	5,903	-	-
Class C	4,389	-	-
Institutional Class	1,107	-	-
Total	$ 83,247	$ -	$ -

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares
	Nine months ended August 31,	Years ended November 30,
	2006	2005	2004
Class A
Shares sold	4,084	3,989	3,108
Reinvestment of distributions	785	225	196
Shares redeemed	(2,417)	(3,240)	(2,516)
Net increase (decrease)	2,452	974	788
Class T
Shares sold	5,295	7,996	12,704
Reinvestment of distributions	4,349	1,498	1,571
Shares redeemed	(14,479)	(26,422)	(22,085)
Net increase (decrease)	(4,835)	(16,928)	(7,810)
Class B
Shares sold	578	879	1,330
Reinvestment of distributions	370	101	105
Shares redeemed	(2,110)	(2,612)	(2,106)
Net increase (decrease)	(1,162)	(1,632)	(671)

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

10. Share Transactions - continued

	Shares
	Nine months ended August 31,	Years ended November 30,
	2006	2005	2004
Class C
Shares sold	714	886	1,309
Reinvestment of distributions	268	66	63
Shares redeemed	(936)	(1,496)	(1,431)
Net increase (decrease)	46	(544)	(59)
Institutional Class
Shares sold	146	188	363
Reinvestment of distributions	83	43	53
Shares redeemed	(416)	(739)	(1,185)
Net increase (decrease)	(187)	(508)	(769)
	Dollars
	Nine months ended August 31,	Years ended November 30,
	2006	2005	2004
Class A
Shares sold	$ 66,483	$ 64,029	$ 48,852
Reinvestment of distributions	12,486	3,584	3,085
Shares redeemed	(39,308)	(52,178)	(39,763)
Net increase (decrease)	$ 39,661	$ 15,435	$ 12,174
Class T
Shares sold	$ 86,446	$ 129,078	$ 201,298
Reinvestment of distributions	69,521	24,043	24,886
Shares redeemed	(236,880)	(426,783)	(349,689)
Net increase (decrease)	$ (80,913)	$ (273,662)	$ (123,505)
Class B
Shares sold	$ 9,358	$ 14,068	$ 20,937
Reinvestment of distributions	5,858	1,604	1,646
Shares redeemed	(34,175)	(41,805)	(33,071)
Net increase (decrease)	$ (18,959)	$ (26,133)	$ (10,488)
Class C
Shares sold	$ 11,515	$ 14,193	$ 20,595
Reinvestment of distributions	4,247	1,049	989
Shares redeemed	(15,139)	(23,936)	(22,447)
Net increase (decrease)	$ 623	$ (8,694)	$ (863)
Institutional Class
Shares sold	$ 2,416	$ 3,044	$ 5,780
Reinvestment of distributions	1,331	689	851
Shares redeemed	(6,887)	(11,972)	(18,683)
Net increase (decrease)	$ (3,140)	$ (8,239)	$ (12,052)

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series I and Shareholders of Fidelity Advisor Balanced Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Balanced Fund (the Fund), a fund of Fidelity Advisor Series I, including the schedule of investments as of August 31, 2006, and the related statements of operations for the nine months ended August 31, 2006 and the year ended November 30, 2005, the statement of changes in net assets for the nine months ended August 31, 2006 and each of the two years in the period ended November 30, 2005, and the financial highlights for the nine months ended August 31, 2006 and each of the five years in the period ended November 30, 2005. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2006, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Balanced Fund as of August 31, 2006, the results of its operations for the nine months ended August 31, 2006 and the year ended November 30, 2005, the changes in its net assets for the nine months ended August 31, 2006 and each of the two years in the period ended November 30, 2005, and its financial highlights for the nine months ended August 31, 2006 and each of the five years in the period ended November 30, 2005 in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

October 24, 2006

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the funds, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 346 funds advised by FMR or an affiliate. Mr. McCoy oversees 348 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (76)

Year of Election or Appointment: 1983

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR Corp.; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of Fidelity International Limited (FIL).

Stephen P. Jonas (53)

Year of Election or Appointment: 2005

Mr. Jonas is Senior Vice President of Advisor Balanced. He also serves as Senior Vice President of other Fidelity funds (2005-present). Mr. Jonas is Executive Director of FMR (2005-present) and FMR Co., Inc. (2005-present). He also serves as a Director of Fidelity Investments Money Management, Inc. (2005-present) and FMR Corp. (2003-present). Previously, Mr. Jonas served as President of Fidelity Enterprise Operations and Risk Services (2004-2005), Chief Administrative Officer (2002-2004), and Chief Financial Officer of FMR Corp. (1998-2002). In addition, he serves on the Boards of Boston Ballet (2003-present) and Simmons College (2003-present).

Robert L. Reynolds (54)

Year of Election or Appointment: 2003

Mr. Reynolds is President and a Director of FMR (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and FMR Co., Inc. (2005-present). Mr. Reynolds also serves as Vice Chairman (2006-present), a Director (2003-present) and Chief Operating Officer of FMR Corp. and a Director of Strategic Advisers, Inc. (2005-present). He also serves on the Board at Fidelity Investments Canada, Ltd.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (58)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (64)

Year of Election or Appointment: 2006

Mr. Gamper also serves as a Trustee (2006-present) or Member of the Advisory Board (2005-present) of other investment companies advised by FMR. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

Robert M. Gates (62)

Year of Election or Appointment: 1997

Dr. Gates is Chairman of the Independent Trustees (2006-present). Dr. Gates is President of Texas A&M University (2002-present). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001-present), and Brinker International (restaurant management, 2003-present). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001).

George H. Heilmeier (70)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

Marie L. Knowles (59)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (62)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Sony Corporation (2006-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

William O. McCoy (72)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Duke Realty Corporation (real estate). He is also a partner of Franklin Street Partners (private investment management firm). In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors for the University of North Carolina at Chapel Hill and currently serves as Chairman of the Board of Directors of the University of North Carolina Health Care System. He also served as Vice President of Finance for the University of North Carolina (16-school system).

Cornelia M. Small (62)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (67)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), and Metalmark Capital (private equity investment firm, 2005-present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (67)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003-present), Bausch & Lomb, Inc., and Revlon Inc. (2004-present).

Annual Report

Advisory Board Members and Executive Officers:

Correspondence intended for Mr. Keyes may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
James H. Keyes (65)

Year of Election or Appointment: 2006

Member of the Advisory Board of Fidelity Advisor Series I. Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Peter S. Lynch (62)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Advisor Series I. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Dwight D. Churchill (52)

Year of Election or Appointment: 2005

Vice President of Advisor Balanced. Mr. Churchill also serves as Vice President of certain Equity Funds (2005-present). Mr. Churchill is Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-pre sent). Previously, Mr. Churchill served as Senior Vice President of Fidelity Investments Money Management, Inc. (2005-2006), Head of Fidelity's Fixed-Income Division (2000-2005), Vice President of Fidelity's Money Market Funds (2000-2005), Vice President of Fidelity's Bond Funds, and Senior Vice President of FMR.

Boyce I. Greer (50)

Year of Election or Appointment: 2005

Vice President of Advisor Balanced. Mr. Greer also serves as Vice President of certain Equity Funds (2005-present), certain Asset Allocation Funds (2005-present), Fixed-Income Funds (2006-present), and Money Market Funds (2006-present). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). He is an Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present), and Senior Vice President of Fidelity Investments Money Management, Inc. (2006-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005), and Executive Vice President (2000-2002) and Money Market Group Leader (1997-2002) of the Fidelity Investments Fixed Income Division. He also served as Vice President of Fidelity's Money Market Funds (1997-2002), Senior Vice President of FMR (1997-2002), and Vice President of FIMM (1998-2002).

Bruce T. Herring (41)

Year of Election or Appointment: 2006

Vice President of Advisor Balanced. Mr. Herring also serves as Vice President of certain Equity Funds (2006-present). Mr. Herring is Senior Vice President of FMR (2006-present) and Vice President of FMR Co., Inc. (2001-present). Previously, Mr. Herring served as a portfolio manager for Fidelity U.S. Equity Funds (2001-2005).

David L. Murphy (58)

Year of Election or Appointment: 2005

Vice President of Advisor Balanced. Mr. Murphy also serves as Vice President of Fidelity's Money Market Funds (2002-present), certain Asset Allocation Funds (2003-present), Fixed-Income Funds (2005-present), and Balanced Funds (2005-present). He serves as Senior Vice President (2000-present) and Head (2004-present) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also a Senior Vice President of Fidelity Investments Money Management, Inc. (2003-present) and an Executive Vice President of FMR (2005-present). Previously, Mr. Murphy served as Money Market Group Leader (2002-2004), Bond Group Leader (2000-2002), and Vice President of Fidelity's Taxable Bond Funds (2000-2002) and Fidelity's Municipal Bond Funds (2001-2002).

Thomas J. Silvia (45)

Year of Election or Appointment: 2005

Vice President of Advisor Balanced. Mr. Silvia also serves as Vice President of Fidelity's Fixed-Income Funds (2005-present), certain Balanced Funds (2005-present), certain Asset Allocation Funds (2005-present), and Senior Vice President and Bond Group Leader of the Fidelity Investments Fixed-Income Division (2005-present). Previously, Mr. Silvia served as Director of Fidelity's Taxable Bond portfolio managers (2002-2004) and a portfolio manager in the Bond Group (1997-2004).

Ford E. O'Neil (45)

Year of Election or Appointment: 2001

Vice President of Advisor Balanced. Mr. O'Neil also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. O'Neil worked as a research analyst and portfolio manager.

Lawrence Rakers (42)

Year of Election or Appointment: 2005

Vice President of Advisor Balanced. Mr. Rakers also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Rakers worked as a research analyst and portfolio manager. Mr. Rakers also serves as Vice President of FMR (2002) and FMR Co., Inc. (2002).

Eric D. Roiter (57)

Year of Election or Appointment: 1998

Secretary of Advisor Balanced. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

Stuart F. Fross (47)

Year of Election or Appointment: 2003

Assistant Secretary of Advisor Balanced. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003-present), Vice President and Secretary of FDC (2005-present), and is an employee of FMR.

Christine Reynolds (47)

Year of Election or Appointment: 2004

President and Treasurer of Advisor Balanced. Ms. Reynolds also serves as President and Treasurer of other Fidelity funds (2004-present) and is a Vice President (2003-present) and an employee (2002-present) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

R. Stephen Ganis (40)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of Advisor Balanced. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR Corp. (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (58)

Year of Election or Appointment: 2006

Chief Financial Officer of Advisor Balanced. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (59)

Year of Election or Appointment: 2004

Chief Compliance Officer of Advisor Balanced. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005- present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (45)

Year of Election or Appointment: 2005

Deputy Treasurer of Advisor Balanced. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kimberley H. Monasterio (42)

Year of Election or Appointment: 2004

Deputy Treasurer of Advisor Balanced. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Kenneth B. Robins (37)

Year of Election or Appointment: 2005

Deputy Treasurer of Advisor Balanced. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (39)

Year of Election or Appointment: 2005

Assistant Treasurer of Advisor Balanced. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

John H. Costello (60)
Year of Election or Appointment: 1987 Assistant Treasurer of Advisor Balanced. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Peter L. Lydecker (52)
Year of Election or Appointment: 2004 Assistant Treasurer of Advisor Balanced. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Mark Osterheld (51)
Year of Election or Appointment: 2002 Assistant Treasurer of Advisor Balanced. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Gary W. Ryan (48)

Year of Election or Appointment: 2005

Assistant Treasurer of Advisor Balanced. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

Salvatore Schiavone (40)

Year of Election or Appointment: 2005

Assistant Treasurer of Advisor Balanced. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003-2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996-2003).

Annual Report

Distributions

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2006, $16,120,173, or, if subsequently determined to be different, the net capital gain of such year.

A total of 7.03% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $7,599,890 of distributions paid during the period January 1, 2006 to August 31, 2006 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

Class A designates 12%, 62% and 62%; Class B designates 20%, 100% and 100%; Class C designates 20%, 100% and 100%; Class T designates 14%, 74% and 74% of the dividends distributed in December, April and July, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Class A designates 13%, 70% and 70%; Class B designates 23%, 100% and 100%; Class C designates 22%, 100% and 100%; Class T designates 16%, 84% and 84% of the dividends distributed in December, April and July, respectively during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2007 of amounts for use in preparing 2006 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Advisor Balanced Fund

Each year, typically in July, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Equity Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its July 2006 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the management fee and total expenses of the fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's portfolio managers and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered that Fidelity voluntarily pays for market data out of its own resources.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying an additional sales charge. The Board noted that, since the last Advisory Contract renewals in July 2005, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) voluntarily entering into contractual arrangements with certain brokers pursuant to which Fidelity pays for research products and services separately out of its own resources, rather than bundling with fund commissions; (iii) launching the Fidelity Advantage Class of its five Spartan stock index funds and three Spartan bond index funds, which is a lower-fee class available to shareholders with higher account balances; (iv) contractually agreeing to impose expense limitations on Fidelity U.S. Bond Index Fund and reducing the fund's initial investment minimum; and (v) offering shareholders of each of the Fidelity Institutional Money Market Funds the privilege of exchanging shares of the fund for shares of other Fidelity funds.

Investment Performance and Compliance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a proprietary custom index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2005, the cumulative total returns of Class C and Institutional Class of the fund, the cumulative total returns of a proprietary custom index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Class C and Institutional Class represent the performance of classes with the highest and lowest 12b-1 fees, respectively (not necessarily with the highest and lowest total expenses). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the class indicated. The fund's proprietary custom index is an index developed by FMR that represents the performance of the fund's general investment categories in both equity and bond securities.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Advisor Balanced Fund

The Board reviewed the fund's relative investment performance against its Lipper peer group and stated that the performance of Institutional Class of the fund was in the second quartile for the one- and five-year periods and the third quartile for the three-year period. The Board also stated that the relative investment performance of the fund was lower than its benchmark for the three- and five-year periods, although the one-year cumulative total return of Institutional Class of the fund compared favorably to its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance. The Board noted with favor FMR's reorganization of its senior management team in 2005 and FMR's dedication of additional resources to investment research, and participated in the process that led to those changes.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 7% means that 93% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Advisor Balanced Fund

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2005.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each class ranked below its competitive median for 2005.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Annual Report

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower fee rates as total fund assets under FMR's management increase, and for higher fee rates as total fund assets under FMR's management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information on several topics, including (i) Fidelity's fund profitability methodology and profitability trends within certain funds; (ii) portfolio manager compensation; (iii) the extent to which any economies of scale exist and are shared between the funds and Fidelity; (iv) the total expenses of certain funds and classes relative to competitors, including the extent to which the expenses of certain funds have been or could be capped; (v) fund performance trends; and (vi) Fidelity's fee structures, including use of performance fees.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Annual Report

Annual Report

Annual Report

Annual Report

Investment Adviser

Fidelity Management &
Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors
(U.K.) Limited

Fidelity Investments
Money Management, Inc.

General Distributor

Fidelity Distributions Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

AIG-UANN-1006
1.786673.103

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

(Fidelity Investment logo)(registered trademark)

Fidelity® Advisor

Balanced Fund -

Institutional Class

Annual Report

August 31, 2006

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The managers' review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past three months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED· MAY LOSE VALUE· NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Stock and bond markets around the world have seen largely positive results year to date, although weakness in the technology sector and growth stocks in general have tempered performance. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Note to Shareholders: The Board of Trustees approved a change in the fiscal year end of the fund from November 30th to August 31st, effective August 31, 2006. Performance data reflects returns for periods ended August 31, 2006.

Average Annual Total Returns

Periods ended August 31, 2006	Past 1 year	Past 5 years	Past 10 years
Institutional Class	9.34%	5.38%	6.98%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Advisor Balanced Fund - Institutional Class on August 31, 1996. The chart shows how the value of your investment would have changed, and also shows how the Standard & Poor's 500SM Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Lawrence Rakers and Ford O'Neil, Co-Portfolio Managers of Fidelity® Advisor Balanced Fund

After a mixed beginning, stocks posted six consecutive months of gains from November through April, benefiting from strong corporate earnings and steady economic growth. A re-emergence of inflation clipped the market's wings in the late spring and early summer, but it rallied in August after tamer-than-expected inflation data. For the year ending August 31, 2006, the Standard & Poor's 500SM Index returned 8.88%, the Dow Jones Industrial AverageSM rose 11.16% and the NASDAQ Composite® Index advanced 2.33%. Bonds were volatile, falling early after record-high energy prices led to inflation fears. The debt market rallied between November and February when oil prices and inflation levels stabilized, but dipped from March through May, partly because of continued Federal Reserve Board interest rate hikes. However, bonds recovered in July and August after the Fed hinted at a pause in rate increases, then left rates unchanged at its August meeting. The Lehman Brothers® Aggregate Bond Index ended the period up 1.71%.

For the 12 months ending August 31, 2006 - the fund's new fiscal year end - the fund's Institutional Class shares returned 9.34%, versus 6.00% for the Fidelity Balanced 60/40 Composite Index. For the nine months ending August 31, 2006 - the period since our previous annual report - the fund's Institutional Class shares returned 6.89%, versus 4.78% for the index. During the past year, the fund benefited from solid outperformance in its equity and fixed-income subportfolios, with asset allocation - including a modest position in high-yield bonds - boosting overall performance. Relative to the equity part of the Composite index, the equity subportfolio was helped by stock picking in technology, materials and industrials, along with an overweighting in materials. Underweighting weak index components Intel and Dell - both from the technology sector - aided performance. Also helpful were Canadian mining stock Falconbridge and hard-disk-drive maker Maxtor, both takeover targets. Conversely, performance was hurt by stock selection in banks and insurance, especially by reinsurer Scottish Re Group. Another notable detractor was packaging products maker Owens-Illinois. Some stocks mentioned were sold during the period. In the investment-grade bond subportfolio, security selection helped - especially in the corporate sector - along with yield-curve positioning early in the period.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

The Board of Trustees approved a change in the fiscal year end of the fund from November 30th to August 31st, effective August 31, 2006. Expenses are based on the past six months of activity for the period ended August 31, 2006.

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2006 to August 31, 2006).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the fund, as a shareholder in the underlying affiliated central funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying affiliated central funds. These fees and expenses are not included in the fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the fund, as a shareholder in the underlying affiliated central funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying affiliated central funds. These fees and expenses are not included in the fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Beginning Account Value March 1, 2006	Ending Account Value August 31, 2006	Expenses Paid During Period* March 1, 2006 to August 31, 2006
Class A
Actual	$ 1,000.00	$ 1,016.80	$ 5.03
Hypothetical A	$ 1,000.00	$ 1,020.21	$ 5.04
Class T
Actual	$ 1,000.00	$ 1,016.00	$ 6.15
Hypothetical A	$ 1,000.00	$ 1,019.11	$ 6.16
Class B
Actual	$ 1,000.00	$ 1,013.50	$ 9.29
Hypothetical A	$ 1,000.00	$ 1,015.98	$ 9.30
Class C
Actual	$ 1,000.00	$ 1,013.50	$ 8.98
Hypothetical A	$ 1,000.00	$ 1,016.28	$ 9.00
Institutional Class
Actual	$ 1,000.00	$ 1,018.50	$ 3.46
Hypothetical A	$ 1,000.00	$ 1,021.78	$ 3.47

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying affiliated central funds in which the fund invests are not included in the fund's annualized expense ratio.

Annualized Expense Ratio
Class A	.99%
Class T	1.21%
Class B	1.83%
Class C	1.77%
Institutional Class	.68%

Annual Report

Investment Changes

The current period information is as of the Fund's new fiscal year end. The comparative information is as of the Fund's most recently published semiannual report.

Top Five Stocks as of August 31, 2006
	% of fund's net assets	% of fund's net assets 3 months ago
National Oilwell Varco, Inc.	1.9	1.9
General Electric Co.	1.3	1.3
Altria Group, Inc.	1.1	1.0
Bank of America Corp.	1.1	1.1
JPMorgan Chase & Co.	1.1	1.1
	6.5
Top Five Bond Issuers as of August 31, 2006
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 3 months ago
Fannie Mae	10.8	10.3
U.S. Treasury Obligations	3.1	3.5
Freddie Mac	2.4	1.7
CS First Boston Mortgage Securities Corp.	0.4	0.4
Thirteen Affiliates of General Growth Properties, Inc.	0.4	0.3
	17.1
Top Five Market Sectors as of August 31, 2006
	% of fund's net assets	% of fund's net assets 3 months ago
Financials	16.7	16.2
Information Technology	9.8	10.3
Industrials	8.7	8.7
Energy	8.4	9.2
Health Care	7.2	7.5
Asset Allocation (% of fund's net assets)
As of August 31, 2006 *	As of May 31, 2006 **
Stocks 64.7%	Stocks 66.0%
Bonds 38.2%	Bonds 35.4%
Convertible Securities 0.2%	Convertible Securities 0.3%
Other Investments 0.0%	Other Investments 0.1%
Short-Term Investments and Net Other Assets (dagger) (3.1)%	Short-Term Investments and Net Other Assets (dagger) (1.8)%

* Foreign investments	11.0%	** Foreign investments	11.3%
Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.
(dagger) Short-term investments and Net Other Assets are not included in the pie chart.
The information in the above table is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central fund.
For an unaudited list of holdings for each fixed-income central fund, visit advisor.fidelity.com.

Annual Report

Investments August 31, 2006

Showing Percentage of Net Assets

Common Stocks - 64.7%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 5.5%
Auto Components - 0.1%
American Axle & Manufacturing Holdings, Inc.	66,800	$ 1,115
LKQ Corp. (a)	31,200	648
		1,763
Automobiles - 0.1%
Coachmen Industries, Inc.	44,900	449
Harley-Davidson, Inc.	19,900	1,164
		1,613
Diversified Consumer Services - 0.1%
Carriage Services, Inc. Class A	56,600	258
Service Corp. International (SCI)	88,000	739
Weight Watchers International, Inc.	10,100	429
		1,426
Hotels, Restaurants & Leisure - 1.2%
Boyd Gaming Corp.	68,500	2,477
Carnival Corp. unit	20,800	872
Gaylord Entertainment Co. (a)	31,800	1,390
Greek Organization of Football Prognostics SA	25,000	889
Isle of Capri Casinos, Inc. (a)	24,600	501
McDonald's Corp.	116,200	4,172
OSI Restaurant Partners, Inc.	31,700	982
Royal Caribbean Cruises Ltd.	33,800	1,233
Starwood Hotels & Resorts Worldwide, Inc.	3,600	192
Vail Resorts, Inc. (a)	20,900	786
WMS Industries, Inc. (a)	45,600	1,222
Yum! Brands, Inc.	17,800	870
		15,586
Household Durables - 0.6%
Champion Enterprises, Inc. (a)	38,900	265
Cyrela Brazil Realty SA	74,000	1,286
D.R. Horton, Inc.	28,200	618
Fortune Brands, Inc.	5,000	363
Interface, Inc. Class A (a)	102,488	1,303
La-Z-Boy, Inc. (f)	44,500	621
Leggett & Platt, Inc.	23,900	551
Sealy Corp., Inc.	28,300	390
Sony Corp. sponsored ADR	15,100	655
Standard Pacific Corp.	21,200	507
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
The Stanley Works	16,500	$ 779
Whirlpool Corp.	8,200	663
		8,001
Leisure Equipment & Products - 0.1%
Eastman Kodak Co.	42,700	908
MarineMax, Inc. (a)	37,100	843
		1,751
Media - 1.6%
Citadel Broadcasting Corp.	42,100	387
Clear Channel Communications, Inc.	32,600	947
EchoStar Communications Corp. Class A (a)	40,219	1,277
Gannett Co., Inc.	2,200	125
Grupo Televisa SA de CV (CPO) sponsored ADR	7,600	145
Lamar Advertising Co. Class A (a)	47,900	2,505
Liberty Global, Inc.:
Class A	34,800	822
Class C	36,600	845
Live Nation, Inc. (a)	175,887	3,690
McGraw-Hill Companies, Inc.	17,300	967
Naspers Ltd. Class N sponsored ADR	30,500	520
News Corp. Class A	149,100	2,837
NTL, Inc.	106,237	2,814
Omnicom Group, Inc.	4,900	428
Radio One, Inc. Class D (non-vtg.) (a)	35,300	217
Salem Communications Corp. Class A	5,000	61
Time Warner, Inc.	112,900	1,876
TVN SA (a)	12,590	437
Viacom, Inc. Class B (non-vtg.) (a)	21,700	788
		21,688
Multiline Retail - 0.6%
Dollar Tree Stores, Inc. (a)	20,400	587
Family Dollar Stores, Inc.	72,500	1,854
Federated Department Stores, Inc.	51,300	1,948
Fred's, Inc. Class A	56,300	738
JCPenney Co., Inc.	22,000	1,387
Lotte Shopping Co. Ltd. GDR (g)	11,000	187
Target Corp.	13,300	644
		7,345
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - 1.0%
Advance Auto Parts, Inc.	6,400	$ 193
Aeropostale, Inc. (a)	37,700	958
Best Buy Co., Inc.	17,150	806
Big 5 Sporting Goods Corp.	38,900	764
Chico's FAS, Inc. (a)	30,500	562
Daiki Co. Ltd.	25,700	279
Eddie Bauer Holdings, Inc. (a)	58,100	596
Gamestop Corp.:
Class A (a)	2,200	96
Class B (a)	23,400	945
Homac Corp.	27,800	423
Home Depot, Inc.	48,400	1,660
Kahma Co. Ltd.	10,500	252
Monro Muffler Brake, Inc.	3,418	110
O'Reilly Automotive, Inc. (a)	6,400	190
OfficeMax, Inc.	22,400	930
Pacific Sunwear of California, Inc. (a)	51,300	685
PETsMART, Inc.	18,377	461
RadioShack Corp.	51,300	926
Staples, Inc.	46,200	1,042
TJX Companies, Inc.	35,900	960
Urban Outfitters, Inc. (a)	16,800	264
		13,102
Textiles, Apparel & Luxury Goods - 0.1%
Unifirst Corp.	15,600	484
TOTAL CONSUMER DISCRETIONARY		72,759
CONSUMER STAPLES - 4.1%
Beverages - 0.1%
Fomento Economico Mexicano SA de CV sponsored ADR	10,400	977
Pernod Ricard SA	100	22
SABMiller PLC	48,300	951
		1,950
Food & Staples Retailing - 0.9%
CVS Corp.	71,000	2,382
Kroger Co.	48,500	1,155
Rite Aid Corp.	3,000	13
Safeway, Inc.	60,800	1,881
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Sysco Corp.	27,300	$ 857
Wal-Mart de Mexico SA de CV Series V	191,200	654
Wal-Mart Stores, Inc.	91,000	4,070
Walgreen Co.	30,800	1,523
		12,535
Food Products - 0.7%
Azucarera Ebro Agricolas SA	35,400	760
Cadbury Schweppes PLC sponsored ADR	700	30
Corn Products International, Inc.	55,400	1,911
General Mills, Inc.	22,900	1,242
Global Bio-Chem Technology Group Co. Ltd.	968,000	322
Groupe Danone	300	41
Imperial Sugar Co.	5,900	181
Kellogg Co.	18,700	948
McCormick & Co., Inc. (non-vtg.)	19,800	721
Nestle SA (Reg.)	3,179	1,093
Tyson Foods, Inc. Class A	18,400	271
Wm. Wrigley Jr. Co.	29,300	1,360
		8,880
Household Products - 0.9%
Colgate-Palmolive Co.	35,900	2,149
Procter & Gamble Co.	147,273	9,116
		11,265
Personal Products - 0.4%
Alberto-Culver Co.	38,800	1,910
Avon Products, Inc.	102,300	2,937
Playtex Products, Inc. (a)	78,800	1,036
		5,883
Tobacco - 1.1%
Altria Group, Inc.	171,620	14,335
TOTAL CONSUMER STAPLES		54,848
ENERGY - 7.4%
Energy Equipment & Services - 4.6%
Baker Hughes, Inc.	34,800	2,477
BJ Services Co.	42,100	1,444
Cameron International Corp. (a)	8,200	393
Global Industries Ltd. (a)	45,000	806
Common Stocks - continued
	Shares	Value (Note 1) (000s)
ENERGY - continued
Energy Equipment & Services - continued
GlobalSantaFe Corp.	23,600	$ 1,162
Halliburton Co.	278,400	9,081
National Oilwell Varco, Inc. (a)	378,500	24,716
Noble Corp.	22,200	1,452
Pride International, Inc. (a)	378,000	9,802
Smith International, Inc.	76,700	3,219
Superior Energy Services, Inc. (a)	11,400	364
W-H Energy Services, Inc. (a)	16,600	838
Weatherford International Ltd. (a)	131,100	5,637
		61,391
Oil, Gas & Consumable Fuels - 2.8%
Alpha Natural Resources, Inc. (a)	30,500	553
Aurora Oil & Gas Corp.	30,500	139
Cabot Oil & Gas Corp.	17,100	873
Canadian Natural Resources Ltd.	17,300	908
Chesapeake Energy Corp.	60,400	1,907
El Paso Corp.	68,500	995
Ellora Energy, Inc. (a)(g)	106,700	1,280
EnCana Corp.	22,000	1,154
Energy Partners Ltd. (a)	81,400	2,031
EOG Resources, Inc.	11,600	752
Goodrich Petroleum Corp.	16,900	535
Helix Energy Solutions Group, Inc. (a)	27,400	1,054
Holly Corp.	15,800	724
International Coal Group, Inc. (a)	57,500	359
Mariner Energy, Inc. (a)	6,500	123
Maritrans, Inc.	16,600	411
Massey Energy Co.	24,500	618
OMI Corp.	41,900	944
Overseas Shipholding Group, Inc.	4,900	327
Petroleum Development Corp. (a)	11,700	500
Plains Exploration & Production Co. (a)	27,500	1,210
Quicksilver Resources, Inc. (a)	53,500	2,013
Range Resources Corp.	68,750	1,924
Southwestern Energy Co. (a)	32,200	1,106
SXR Uranium One, Inc. (a)	119,600	947
Tesoro Corp.	6,100	394
Ultra Petroleum Corp. (a)	22,700	1,127
Common Stocks - continued
	Shares	Value (Note 1) (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Valero Energy Corp.	200,900	$ 11,532
Valero GP Holdings LLC	29,200	598
		37,038
TOTAL ENERGY		98,429
FINANCIALS - 13.5%
Capital Markets - 1.3%
American Capital Strategies Ltd.	36,500	1,414
Ameriprise Financial, Inc.	7,120	326
Bank of New York Co., Inc.	3,300	111
Cowen Group, Inc.	44,247	623
E*TRADE Financial Corp.	138,700	3,272
Goldman Sachs Group, Inc.	7,000	1,041
Lazard Ltd. Class A	33,800	1,273
Lehman Brothers Holdings, Inc.	16,300	1,040
Mellon Financial Corp.	11,000	410
Merrill Lynch & Co., Inc.	70,100	5,154
Northern Trust Corp.	15,500	868
State Street Corp.	15,400	952
TD Ameritrade Holding Corp.	51,900	909
Thomas Weisel Partners Group, Inc.	16,784	244
UBS AG (Reg.)	1,525	87
		17,724
Commercial Banks - 2.3%
ABN-AMRO Holding NV sponsored ADR	35,400	1,011
Banca Popolare di Milano	29,000	404
Banco Bilbao Vizcaya Argentaria SA sponsored ADR	50,000	1,145
Banco Nossa Caixa SA	47,700	979
Bank of Baroda	60,862	352
Bank of China Ltd. (H Shares)	738,000	320
Boston Private Financial Holdings, Inc.	8,200	205
China Construction Bank Corp. (H Shares)	1,648,000	714
Hanmi Financial Corp.	48,000	937
HSBC Holdings PLC sponsored ADR	15,800	1,437
ICICI Bank Ltd. sponsored ADR	53,900	1,439
Nara Bancorp, Inc.	28,800	533
National Australia Bank Ltd.	46,864	1,297
PNC Financial Services Group, Inc.	19,500	1,380
R&G Financial Corp. Class B	103,300	744
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Commercial Banks - continued
Societe Generale Series A	300	$ 48
SVB Financial Group (a)	12,300	556
Synovus Financial Corp.	12,200	355
UCBH Holdings, Inc.	97,300	1,765
Uniao de Bancos Brasileiros SA (Unibanco) GDR	9,600	695
Unicredito Italiano Spa	145,000	1,156
Wachovia Corp.	155,800	8,511
Wells Fargo & Co.	74,300	2,582
Wilshire Bancorp, Inc.	49,800	968
Wintrust Financial Corp.	16,500	830
		30,363
Consumer Finance - 0.5%
Aiful Corp.	9,500	380
American Express Co.	29,100	1,529
Capital One Financial Corp.	25,200	1,842
ORIX Corp.	3,520	934
SLM Corp.	33,100	1,606
		6,291
Diversified Financial Services - 3.5%
Bank of America Corp.	274,474	14,127
Citigroup, Inc.	211,800	10,452
FirstRand Ltd.	186,200	461
JPMorgan Chase & Co.	306,380	13,989
Kotak Mahindra Bank Ltd. sponsored GDR (g)	75,235	505
Moody's Corp.	8,300	508
PICO Holdings, Inc. (a)	150,866	5,113
The NASDAQ Stock Market, Inc. (a)	46,100	1,314
		46,469
Insurance - 2.9%
ACE Ltd.	68,100	3,668
AFLAC, Inc.	39,100	1,762
Allied World Assurance Co. Holdings Ltd.	26,400	1,018
American International Group, Inc.	196,525	12,542
Aspen Insurance Holdings Ltd.	48,600	1,202
Axis Capital Holdings Ltd.	10,400	337
Endurance Specialty Holdings Ltd.	24,400	787
Fidelity National Title Group, Inc. Class A	31,600	637
Hartford Financial Services Group, Inc.	37,600	3,228
IPC Holdings Ltd.	20,300	567
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Insurance - continued
Lincoln National Corp.	8,900	$ 540
MBIA, Inc.	7,700	475
Montpelier Re Holdings Ltd.	38,200	690
Navigators Group, Inc. (a)	7,000	323
PartnerRe Ltd.	22,500	1,447
Platinum Underwriters Holdings Ltd.	30,000	891
PXRE Group Ltd.	70,600	283
Scottish Re Group Ltd.	181,000	1,643
Specialty Underwriters' Alliance, Inc. (a)	4,213	34
T&D Holdings, Inc.	4,900	364
The St. Paul Travelers Companies, Inc.	48,298	2,120
Universal American Financial Corp. (a)	52,785	809
USI Holdings Corp. (a)	48,747	652
Willis Group Holdings Ltd.	6,800	246
XL Capital Ltd. Class A	24,100	1,582
		37,847
Real Estate Investment Trusts - 1.4%
Alexandria Real Estate Equities, Inc.	6,000	588
Annaly Capital Management, Inc.	134,600	1,684
BioMed Realty Trust, Inc.	11,600	361
Brandywine Realty Trust (SBI)	8,100	264
CapitalSource, Inc.	3,400	83
CBL & Associates Properties, Inc.	14,400	587
Columbia Equity Trust, Inc.	11,600	175
Corporate Office Properties Trust (SBI)	2,200	103
Developers Diversified Realty Corp.	23,900	1,293
Digital Realty Trust, Inc.	10,800	323
Duke Realty Corp.	12,000	456
Education Realty Trust, Inc.	18,725	265
Equity Lifestyle Properties, Inc.	4,100	184
Equity Office Properties Trust	35,200	1,306
Equity One, Inc.	20,800	523
Equity Residential (SBI)	11,200	559
General Growth Properties, Inc.	19,700	893
Highwoods Properties, Inc. (SBI)	6,400	242
HomeBanc Mortgage Corp., Georgia	59,900	401
Host Hotels & Resorts, Inc.	46,586	1,050
Pennsylvania (REIT) (SBI)	19,200	813
Public Storage, Inc.	5,300	459
Ramco-Gershenson Properties Trust (SBI)	22,600	723
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Tanger Factory Outlet Centers, Inc.	5,200	$ 186
Trizec Properties, Inc.	6,400	185
United Dominion Realty Trust, Inc. (SBI)	82,176	2,507
Ventas, Inc.	24,400	977
Vornado Realty Trust	9,400	996
		18,186
Real Estate Management & Development - 0.1%
Mitsui Fudosan Co. Ltd.	42,000	941
Thrifts & Mortgage Finance - 1.5%
Countrywide Financial Corp.	46,100	1,558
Doral Financial Corp.	97,400	488
Fannie Mae	92,200	4,854
Freddie Mac	83,200	5,292
Golden West Financial Corp., Delaware	8,100	611
Hudson City Bancorp, Inc.	77,100	1,007
MGIC Investment Corp.	10,600	613
NetBank, Inc.	254,972	1,566
NewAlliance Bancshares, Inc.	51,000	744
Radian Group, Inc.	17,900	1,072
Sovereign Bancorp, Inc.	90,205	1,880
W Holding Co., Inc.	153,400	775
		20,460
TOTAL FINANCIALS		178,281
HEALTH CARE - 7.2%
Biotechnology - 0.9%
Amgen, Inc. (a)	35,100	2,384
Biogen Idec, Inc. (a)	21,900	967
Cephalon, Inc. (a)	40,800	2,326
DUSA Pharmaceuticals, Inc. (a)	70,171	279
Genentech, Inc. (a)	10,800	891
MannKind Corp. (a)	16,300	300
MedImmune, Inc. (a)	32,800	907
Myogen, Inc. (a)	20,600	717
OSI Pharmaceuticals, Inc. (a)	35,900	1,338
PDL BioPharma, Inc. (a)	18,000	355
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Biotechnology - continued
Solexa, Inc. (a)	44,587	$ 388
Vertex Pharmaceuticals, Inc. (a)	11,500	396
		11,248
Health Care Equipment & Supplies - 1.3%
Advanced Medical Optics, Inc. (a)	13,200	636
Alcon, Inc.	8,020	945
Aspect Medical Systems, Inc. (a)	52,400	1,012
Baxter International, Inc.	89,700	3,981
Becton, Dickinson & Co.	22,300	1,554
C.R. Bard, Inc.	27,700	2,082
Cooper Companies, Inc.	47,000	2,349
Cytyc Corp. (a)	1,403	34
Dade Behring Holdings, Inc.	55,800	2,259
Inverness Medical Innovations, Inc. (a)	29,300	989
Inverness Medical Innovations, Inc. (m)	25,028	841
Inverness Medical Innovations, Inc. (a)(m)	7,800	236
Kinetic Concepts, Inc. (a)	16,800	531
Medtronic, Inc.	6,300	295
		17,744
Health Care Providers & Services - 2.0%
Aetna, Inc.	51,700	1,927
Brookdale Senior Living, Inc.	22,900	1,095
Cardinal Health, Inc.	13,400	903
Caremark Rx, Inc.	23,600	1,367
Chemed Corp.	20,400	804
HCA, Inc.	13,100	646
Health Net, Inc. (a)	44,200	1,848
Humana, Inc. (a)	29,886	1,821
LHC Group, Inc. (a)	19,600	470
Medco Health Solutions, Inc. (a)	38,100	2,414
Omnicare, Inc.	39,100	1,772
Sunrise Senior Living, Inc. (a)	36,500	1,077
United Surgical Partners International, Inc. (a)	34,100	962
UnitedHealth Group, Inc.	161,060	8,367
WellPoint, Inc. (a)	19,500	1,509
		26,982
Health Care Technology - 0.3%
Cerner Corp. (a)	25,800	1,188
Eclipsys Corp. (a)	40,600	694
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Health Care Technology - continued
Emdeon Corp. (a)	121,100	$ 1,435
IMS Health, Inc.	28,500	778
		4,095
Life Sciences Tools & Services - 0.6%
Affymetrix, Inc. (a)	25,636	546
Charles River Laboratories International, Inc. (a)	64,400	2,617
Fisher Scientific International, Inc. (a)	17,500	1,369
Invitrogen Corp. (a)	15,100	919
Seracare Life Sciences, Inc. (a)	24,500	132
Thermo Electron Corp. (a)	12,200	478
Varian, Inc. (a)	16,624	776
Waters Corp. (a)	28,000	1,194
		8,031
Pharmaceuticals - 2.1%
Allergan, Inc.	4,230	485
Atherogenics, Inc. (a)	49,400	692
Barr Pharmaceuticals, Inc. (a)	24,000	1,356
Endo Pharmaceuticals Holdings, Inc. (a)	17,400	575
Forest Laboratories, Inc. (a)	26,400	1,319
Johnson & Johnson	121,600	7,863
Kos Pharmaceuticals, Inc. (a)	13,100	641
Merck & Co., Inc.	64,100	2,599
MGI Pharma, Inc. (a)	69,200	1,047
New River Pharmaceuticals, Inc. (a)	33,200	866
Novartis AG sponsored ADR	52,000	2,970
Pfizer, Inc.	1,500	41
Schering-Plough Corp.	46,000	964
Teva Pharmaceutical Industries Ltd. sponsored ADR	67,800	2,357
Wyeth	77,200	3,760
		27,535
TOTAL HEALTH CARE		95,635
INDUSTRIALS - 8.1%
Aerospace & Defense - 1.2%
DynCorp International, Inc. Class A	31,200	339
Essex Corp. (a)	19,683	293
General Dynamics Corp.	28,100	1,898
Hexcel Corp. (a)	140,122	2,105
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
Honeywell International, Inc.	77,000	$ 2,981
L-3 Communications Holdings, Inc.	12,400	935
Precision Castparts Corp.	27,250	1,592
Raytheon Co.	34,900	1,648
Rockwell Collins, Inc.	20,900	1,096
United Technologies Corp.	39,500	2,477
		15,364
Air Freight & Logistics - 0.3%
EGL, Inc. (a)	34,640	1,059
FedEx Corp.	9,200	929
United Parcel Service, Inc. Class B	19,700	1,380
UTI Worldwide, Inc.	31,949	736
		4,104
Airlines - 0.4%
ACE Aviation Holdings, Inc. Class A (a)	19,800	532
AirTran Holdings, Inc. (a)	218,200	2,498
Frontier Airlines Holdings, Inc. (a)(f)	233,800	1,623
TAM SA (PN) sponsored ADR (ltd. vtg.)	22,600	703
		5,356
Building Products - 0.2%
Goodman Global, Inc.	62,600	788
Jacuzzi Brands, Inc. (a)	4,700	47
Masco Corp.	51,600	1,414
		2,249
Commercial Services & Supplies - 0.7%
Administaff, Inc.	14,800	511
CDI Corp.	13,219	277
Cintas Corp.	22,600	837
Clean Harbors, Inc.	44,313	1,852
Comsys IT Partners, Inc. (a)	27,500	507
Covanta Holding Corp. (a)	62,000	1,277
Diamond Management & Technology Consultants, Inc. (a)	80,797	752
Kforce, Inc. (a)	29,017	357
Steelcase, Inc. Class A	4,600	67
The Brink's Co.	33,900	1,931
Waste Management, Inc.	42,300	1,450
		9,818
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Construction & Engineering - 1.4%
Chicago Bridge & Iron Co. NV (NY Shares)	120,800	$ 3,263
Fluor Corp.	89,400	7,726
Hyundai Engineering & Construction Co. Ltd. (a)	19,000	1,004
Infrasource Services, Inc. (a)	18,500	320
Larsen & Toubro Ltd.	11,710	606
Perini Corp. (a)	51,000	1,222
Punj Lloyd Ltd.	27,684	440
Shaw Group, Inc. (a)	98,100	2,468
Washington Group International, Inc.	16,565	981
		18,030
Electrical Equipment - 0.1%
Cooper Industries Ltd. Class A	6,300	516
GrafTech International Ltd. (a)	78,300	427
		943
Industrial Conglomerates - 1.8%
General Electric Co.	488,100	16,625
McDermott International, Inc. (a)	31,250	1,506
Smiths Group PLC	69,135	1,132
Tyco International Ltd.	157,700	4,124
		23,387
Machinery - 0.6%
Atlas Copco AB (B Shares)	69,300	1,673
Briggs & Stratton Corp.	31,800	895
Danaher Corp.	12,500	829
Deere & Co.	26,900	2,101
Flowserve Corp. (a)	12,400	634
Gardner Denver, Inc. (a)	12,200	439
Ingersoll-Rand Co. Ltd. Class A	12,300	468
SPX Corp.	19,000	1,003
		8,042
Marine - 0.2%
Alexander & Baldwin, Inc.	73,873	3,240
American Commercial Lines, Inc.	600	32
Kirby Corp. (a)	600	18
		3,290
Road & Rail - 0.6%
Burlington Northern Santa Fe Corp.	35,800	2,397
Canadian National Railway Co.	10,600	452
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Road & Rail - continued
Laidlaw International, Inc.	111,000	$ 2,997
Norfolk Southern Corp.	57,500	2,457
		8,303
Trading Companies & Distributors - 0.5%
Interline Brands, Inc. (a)	9,700	243
UAP Holding Corp.	41,600	867
United Rentals, Inc. (a)	18,500	401
WESCO International, Inc. (a)	85,100	4,978
		6,489
Transportation Infrastructure - 0.1%
Grupo Aeroportuario del Pacifico SA de CV sponsored ADR	39,700	1,348
TOTAL INDUSTRIALS		106,723
INFORMATION TECHNOLOGY - 9.5%
Communications Equipment - 1.0%
Adtran, Inc.	13,700	341
Andrew Corp. (a)	81,000	749
Blue Coat Systems, Inc. (a)	36,300	617
Comverse Technology, Inc. (a)	6,500	136
Dycom Industries, Inc. (a)	136,800	2,770
Harris Corp.	30,100	1,322
Juniper Networks, Inc. (a)	47,900	703
Lucent Technologies, Inc. (a)	381,598	889
MasTec, Inc. (a)	119,700	1,387
Motorola, Inc.	100,400	2,347
Nortel Networks Corp. (a)	381,700	798
Powerwave Technologies, Inc. (a)	21,500	163
QUALCOMM, Inc.	26,200	987
		13,209
Computers & Peripherals - 1.3%
EMC Corp. (a)	103,700	1,208
Hewlett-Packard Co.	86,100	3,148
Imation Corp.	8,400	333
Intermec, Inc. (a)	41,500	1,243
International Business Machines Corp.	8,000	648
NCR Corp. (a)	29,400	1,023
Seagate Technology	316,864	7,050
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Sun Microsystems, Inc. (a)	196,800	$ 982
Western Digital Corp. (a)	45,800	838
		16,473
Electronic Equipment & Instruments - 1.6%
Agilent Technologies, Inc. (a)	57,900	1,862
Amphenol Corp. Class A	42,900	2,465
Avnet, Inc. (a)	64,900	1,269
Celestica, Inc. (sub. vtg.) (a)	154,000	1,477
CPI International, Inc.	7,400	93
Flextronics International Ltd. (a)	321,900	3,798
FLIR Systems, Inc. (a)	41,982	1,163
Ingram Micro, Inc. Class A (a)	88,100	1,586
Insight Enterprises, Inc. (a)	12,082	218
Jabil Circuit, Inc.	17,600	472
Metrologic Instruments, Inc. (a)	21,400	345
Molex, Inc.	25,700	937
Orbotech Ltd. (a)	6,100	146
Solectron Corp. (a)	694,300	2,180
Symbol Technologies, Inc.	185,300	2,225
Tektronix, Inc.	30,500	864
Vishay Intertechnology, Inc. (a)	28,000	392
		21,492
Internet Software & Services - 0.5%
eBay, Inc. (a)	49,728	1,385
Google, Inc. Class A (sub. vtg.) (a)	9,000	3,407
VeriSign, Inc. (a)	21,500	435
Yahoo!, Inc. (a)	64,800	1,868
		7,095
IT Services - 0.2%
First Data Corp.	42,100	1,809
Satyam Computer Services Ltd. sponsored ADR	20,800	794
SI International, Inc. (a)	15,700	454
		3,057
Office Electronics - 0.2%
Xerox Corp. (a)	148,700	2,202
Semiconductors & Semiconductor Equipment - 3.2%
Agere Systems, Inc. (a)	91,400	1,393
Altera Corp. (a)	13,900	281
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
AMIS Holdings, Inc. (a)	96,206	$ 876
Analog Devices, Inc.	56,500	1,731
Applied Micro Circuits Corp. (a)	147,600	403
ASAT Holdings Ltd.:
warrants 7/24/11 (a)	173	1
sponsored ADR (a)	52,900	23
ASML Holding NV (NY Shares) (a)	88,300	1,948
Atmel Corp. (a)	30,500	176
ATMI, Inc. (a)	106,900	3,086
Axcelis Technologies, Inc. (a)	225,000	1,415
Credence Systems Corp. (a)	189,300	479
Cymer, Inc. (a)	29,700	1,222
Cypress Semiconductor Corp. (a)	115,000	1,799
DSP Group, Inc. (a)	37,800	925
Entegris, Inc. (a)	26,300	286
Exar Corp. (a)	53,100	742
Fairchild Semiconductor International, Inc. (a)	147,100	2,652
Freescale Semiconductor, Inc. Class A (a)	116,780	3,585
Integrated Device Technology, Inc. (a)	23,300	401
Intel Corp.	75,600	1,477
Intersil Corp. Class A	4,600	117
Linear Technology Corp.	50,900	1,731
LTX Corp. (a)	196,400	996
Marvell Technology Group Ltd. (a)	8,500	149
Maxim Integrated Products, Inc.	60,200	1,752
Microchip Technology, Inc.	26,700	912
National Semiconductor Corp.	146,100	3,549
PMC-Sierra, Inc. (a)	69,800	477
Qimonda AG Sponsored ADR (a)	61,500	993
Rudolph Technologies, Inc. (a)	75,334	1,348
Samsung Electronics Co. Ltd.	4,150	2,806
Spansion, Inc. Class A	39,700	682
Teradyne, Inc. (a)	55,600	781
Verigy Ltd.	15,300	265
Xilinx, Inc.	36,000	823
		42,282
Software - 1.5%
Activision, Inc. (a)	15,200	196
Amdocs Ltd. (a)	20,100	763
Ansoft Corp. (a)	20,100	483
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Autodesk, Inc. (a)	21,400	$ 744
BEA Systems, Inc. (a)	136,100	1,869
Cognos, Inc. (a)	35,600	1,158
Compuware Corp. (a)	21,400	163
Fair, Isaac & Co., Inc.	27,100	949
Hyperion Solutions Corp. (a)	36,750	1,217
Kronos, Inc. (a)	8,600	262
Macrovision Corp. (a)	42,500	989
Microsoft Corp.	127,900	3,286
Nintendo Co. Ltd.	15,700	3,220
Opsware, Inc. (a)	36,600	258
Parametric Technology Corp. (a)	29,000	467
Quest Software, Inc. (a)	21,500	299
Symantec Corp. (a)	63,092	1,176
Take-Two Interactive Software, Inc. (a)	116,200	1,418
Wind River Systems, Inc. (a)	87,500	890
		19,807
TOTAL INFORMATION TECHNOLOGY		125,617
MATERIALS - 4.3%
Chemicals - 1.5%
Air Products & Chemicals, Inc.	19,600	1,299
Albemarle Corp.	10,442	573
Ashland, Inc.	60,000	3,788
Bayer AG	14,400	714
Celanese Corp. Class A	101,500	1,877
Chemtura Corp.	206,700	1,796
Cytec Industries, Inc.	28,400	1,515
Georgia Gulf Corp.	18,900	502
Israel Chemicals Ltd.	200,000	956
Monsanto Co.	58,200	2,761
Mosaic Co.	140,600	2,283
Praxair, Inc.	21,900	1,257
Rhodia SA	173,677	392
		19,713
Construction Materials - 0.1%
Texas Industries, Inc.	22,100	1,037
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - continued
Containers & Packaging - 0.3%
Owens-Illinois, Inc.	157,600	$ 2,389
Pactiv Corp. (a)	33,100	885
Smurfit-Stone Container Corp.	80,517	917
		4,191
Metals & Mining - 2.3%
Agnico-Eagle Mines Ltd.	32,300	1,227
Alcoa, Inc.	143,200	4,094
Aleris International, Inc. (a)	12,300	631
Allegheny Technologies, Inc.	35,200	2,019
Aquarius Platinum Ltd. (Australia)	9,700	170
Compass Minerals International, Inc.	48,600	1,299
Goldcorp, Inc.	76,600	2,117
Inco Ltd.	10,500	819
IPSCO, Inc.	9,900	912
Meridian Gold, Inc. (a)	103,200	3,052
Newmont Mining Corp.	5,500	282
Oregon Steel Mills, Inc. (a)	30,000	1,445
Phelps Dodge Corp.	17,400	1,557
RTI International Metals, Inc. (a)	29,439	1,277
Stillwater Mining Co. (a)	81,000	764
Sumitomo Metal Industries Ltd.	56,000	230
Teck Cominco Ltd. Class B (sub. vtg.)	26,300	1,751
Titanium Metals Corp.	288,157	7,434
Usinas Siderurgicas de Minas Gerais SA (Usiminas) (PN-A) (non-vtg.)	1,500	47
		31,127
Paper & Forest Products - 0.1%
Weyerhaeuser Co.	16,800	1,042
TOTAL MATERIALS		57,110
TELECOMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 1.9%
AT&T, Inc.	358,584	11,163
BellSouth Corp.	85,500	3,482
Covad Communications Group, Inc. (a)	870,388	1,323
Telenor ASA sponsored ADR	7,900	302
Verizon Communications, Inc.	260,000	9,147
		25,417
Common Stocks - continued
	Shares	Value (Note 1) (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.6%
America Movil SA de CV Series L sponsored ADR	16,500	$ 616
American Tower Corp. Class A (a)	47,780	1,713
Crown Castle International Corp.	37,600	1,292
NII Holdings, Inc. (a)	30,400	1,622
Sprint Nextel Corp.	140,599	2,379
		7,622
TOTAL TELECOMMUNICATION SERVICES		33,039
UTILITIES - 2.6%
Electric Utilities - 0.9%
Ceske Energeticke Zavody AS	1,900	71
E.ON AG	5,800	738
Edison International	24,400	1,065
Entergy Corp.	13,400	1,041
Exelon Corp.	83,700	5,104
FirstEnergy Corp.	19,600	1,118
PPL Corp.	44,300	1,549
Reliant Energy, Inc. (a)	42,700	575
		11,261
Gas Utilities - 0.0%
Equitable Resources, Inc.	3,000	111
Independent Power Producers & Energy Traders - 1.3%
AES Corp. (a)	312,200	6,631
Dynegy, Inc. Class A (a)	193,600	1,200
Mirant Corp. (a)	35,100	1,017
NRG Energy, Inc.	27,800	1,408
TXU Corp.	114,300	7,568
		17,824
Multi-Utilities - 0.4%
CMS Energy Corp. (a)	118,700	1,738
Dominion Resources, Inc.	35,600	2,844
PG&E Corp.	21,700	910
		5,492
TOTAL UTILITIES		34,688
TOTAL COMMON STOCKS (Cost $757,636)		857,129
Convertible Preferred Stocks - 0.1%
	Shares	Value (Note 1) (000s)
FINANCIALS - 0.1%
Insurance - 0.1%
Platinum Underwriters Holdings Ltd. Series A, 6.00%	15,800	$ 464
XL Capital Ltd. 6.50%	40,300	876
		1,340
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ASAT Holdings Ltd. 13.00% (a)	173	0
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,393)		1,340
Corporate Bonds - 9.1%
	Principal Amount (000s)
Convertible Bonds - 0.1%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
McMoRan Exploration Co. 6% 7/2/08	$ 870	1,213
HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
New River Pharmaceuticals, Inc. 3.5% 8/1/13 (g)	620	607
TOTAL CONVERTIBLE BONDS		1,820
Nonconvertible Bonds - 9.0%
CONSUMER DISCRETIONARY - 1.2%
Auto Components - 0.0%
Goodyear Tire & Rubber Co. 9% 7/1/15	30	30
Automobiles - 0.1%
Ford Motor Co.:
6.625% 10/1/28	215	161
7.45% 7/16/31	965	758
General Motors Corp.:
8.25% 7/15/23	25	21
8.375% 7/15/33	55	46
		986
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Diversified Consumer Services - 0.0%
Carriage Services, Inc. 7.875% 1/15/15	$ 200	$ 193
Education Management LLC/Education Management Finance Corp. 8.75% 6/1/14 (g)	70	69
		262
Hotels, Restaurants & Leisure - 0.1%
Carrols Corp. 9% 1/15/13	390	388
Mandalay Resort Group 6.5% 7/31/09	380	376
MGM MIRAGE 5.875% 2/27/14	360	328
Six Flags, Inc. 9.625% 6/1/14	35	31
Station Casinos, Inc. 7.75% 8/15/16	100	103
Trump Entertainment Resorts Holdings LP 8.5% 6/1/15	25	24
		1,250
Household Durables - 0.0%
Fortune Brands, Inc. 5.125% 1/15/11	700	686
Leisure Equipment & Products - 0.0%
Riddell Bell Holdings, Inc. 8.375% 10/1/12	30	29
Media - 0.8%
AOL Time Warner, Inc.:
6.875% 5/1/12	65	68
7.625% 4/15/31	500	541
Cablevision Systems Corp.:
8% 4/15/12	15	15
9.62% 4/1/09 (i)	245	261
Charter Communications Holding II LLC/Charter Communications Holdings II Capital Corp. 10.25% 9/15/10	35	35
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 8% 4/30/12 (g)	370	371
Comcast Corp.:
4.95% 6/15/16	550	507
5.5% 3/15/11	500	499
6.45% 3/15/37	665	652
Cox Communications, Inc. 4.625% 6/1/13	1,260	1,163
CSC Holdings, Inc. 7.625% 4/1/11	408	416
Dex Media West LLC/Dex Media West Finance Co. 9.875% 8/15/13	215	232
EchoStar DBS Corp. 7.125% 2/1/16 (g)	140	136
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Houghton Mifflin Co. 9.875% 2/1/13	$ 675	$ 694
Liberty Media Corp. 5.7% 5/15/13	590	550
News America Holdings, Inc. 7.75% 12/1/45	510	560
News America, Inc. 6.2% 12/15/34	990	925
Nielsen Finance LLC/Co. 10% 8/1/14 (g)	180	184
PanAmSat Corp. 9% 6/15/16 (g)	160	162
Time Warner Entertainment Co. LP 8.375% 7/15/33	1,200	1,376
Time Warner, Inc.:
6.625% 5/15/29	655	642
9.125% 1/15/13	85	98
Viacom, Inc. 5.75% 4/30/11 (g)	935	927
		11,014
Multiline Retail - 0.1%
The May Department Stores Co. 6.7% 7/15/34	790	791
Specialty Retail - 0.1%
Asbury Automotive Group, Inc. 8% 3/15/14	355	347
AutoNation, Inc. 7.5069% 4/15/13 (g)(i)	30	30
GSC Holdings Corp./Gamestop, Inc. 8% 10/1/12	50	51
Sonic Automotive, Inc. 8.625% 8/15/13	475	470
		898
TOTAL CONSUMER DISCRETIONARY		15,946
CONSUMER STAPLES - 0.1%
Beverages - 0.0%
FBG Finance Ltd. 5.125% 6/15/15 (g)	585	553
Food & Staples Retailing - 0.0%
Jean Coutu Group, Inc.:
7.625% 8/1/12	35	37
8.5% 8/1/14	70	66
Rite Aid Corp.:
6.875% 8/15/13	15	13
7.7% 2/15/27	55	44
		160
Food Products - 0.1%
H.J. Heinz Co. 6.428% 12/1/08 (g)(i)	555	566
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food Products - continued
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11	$ 160	$ 167
Swift & Co. 10.125% 10/1/09	40	41
		774
Personal Products - 0.0%
Avon Products, Inc. 5.125% 1/15/11	130	128
Tobacco - 0.0%
Altria Group, Inc. 7% 11/4/13	155	169
Reynolds American, Inc. 7.625% 6/1/16 (g)	70	73
		242
TOTAL CONSUMER STAPLES		1,857
ENERGY - 0.9%
Energy Equipment & Services - 0.1%
Hornbeck Offshore Services, Inc. 6.125% 12/1/14	95	89
Petronas Capital Ltd. 7% 5/22/12 (g)	1,045	1,120
Seabulk International, Inc. 9.5% 8/15/13	430	475
		1,684
Oil, Gas & Consumable Fuels - 0.8%
Amerada Hess Corp. 6.65% 8/15/11	220	230
Chesapeake Energy Corp.:
6.5% 8/15/17	20	19
6.625% 1/15/16	5	5
7% 8/15/14	5	5
7.5% 6/15/14	220	222
Duke Capital LLC:
4.37% 3/1/09	100	98
6.75% 2/15/32	570	587
El Paso Corp.:
7.625% 9/1/08	210	215
7.75% 6/15/10	770	793
7.875% 6/15/12	245	252
Empresa Nacional de Petroleo 6.75% 11/15/12 (g)	730	769
EnCana Holdings Finance Corp. 5.8% 5/1/14	385	388
Kinder Morgan Energy Partners LP 5.125% 11/15/14	220	208
Massey Energy Co. 6.875% 12/15/13	120	111
Nexen, Inc. 5.875% 3/10/35	875	819
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Pemex Project Funding Master Trust:
5.75% 12/15/15	$ 390	$ 379
6.125% 8/15/08	2,000	2,008
6.625% 6/15/35 (g)	600	589
7.875% 2/1/09 (i)	1,200	1,254
Petrohawk Energy Corp. 9.125% 7/15/13 (g)	100	102
Pogo Producing Co.:
6.625% 3/15/15	35	33
7.875% 5/1/13 (g)	50	51
Range Resources Corp. 7.375% 7/15/13	40	40
Talisman Energy, Inc. 5.85% 2/1/37	360	335
Transcontinental Gas Pipe Line Corp. 6.25% 1/15/08	485	485
		9,997
TOTAL ENERGY		11,681
FINANCIALS - 3.0%
Capital Markets - 0.5%
Ameriprise Financial, Inc. 7.518% 6/1/66 (e)	315	332
Goldman Sachs Group, Inc. 6.6% 1/15/12	2,345	2,460
JP Morgan Chase Capital XVIII 6.95% 8/17/36	675	710
Lazard Group LLC 7.125% 5/15/15	900	941
Merrill Lynch & Co., Inc. 4.25% 2/8/10	1,230	1,190
Morgan Stanley 6.6% 4/1/12	900	949
		6,582
Commercial Banks - 0.3%
HSBC Holdings PLC 6.5% 5/2/36	1,000	1,053
Korea Development Bank 3.875% 3/2/09	1,000	967
Santander Issuances SA Unipersonal 5.805% 6/20/16 (g)(i)	495	500
Wachovia Bank NA 4.875% 2/1/15	1,695	1,618
Wachovia Corp. 4.875% 2/15/14	120	115
Woori Bank 6.125% 5/3/16 (g)(i)	370	374
		4,627
Consumer Finance - 0.3%
American Express Co. 6.8% 9/1/66 (i)	255	265
Capital One Bank 6.5% 6/13/13	750	780
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Consumer Finance - continued
Ford Motor Credit Co.:
6.3744% 3/21/07 (i)	$ 65	$ 65
7% 10/1/13	35	33
9.75% 9/15/10 (g)	30	31
9.875% 8/10/11	240	251
9.9569% 4/15/12 (i)	70	74
General Motors Acceptance Corp.:
6.75% 12/1/14	240	229
6.875% 9/15/11	95	93
6.875% 8/28/12	40	39
8% 11/1/31	115	116
Household International, Inc. 5.836% 2/15/08	850	856
HSBC Finance Corp. 5% 6/30/15	500	480
MBNA America Bank NA 7.125% 11/15/12	200	218
MBNA Corp. 7.5% 3/15/12	325	358
		3,888
Diversified Financial Services - 0.5%
Bank of America Corp. 7.4% 1/15/11	2,030	2,191
Citigroup, Inc. 5% 9/15/14	1,250	1,209
Hilcorp Energy I LP/Hilcorp Finance Co. 9% 6/1/16 (g)	70	73
JPMorgan Chase Capital XVII 5.85% 8/1/35	2,025	1,913
Prime Property Funding, Inc. 5.125% 6/1/15 (g)	755	713
Teva Pharmaceutical Finance LLC 5.55% 2/1/16	515	500
		6,599
Insurance - 0.3%
Axis Capital Holdings Ltd. 5.75% 12/1/14	810	786
Liberty Mutual Group, Inc.:
6.7% 8/15/16 (g)	305	305
7.5% 8/15/36 (g)	165	162
Lincoln National Corp. 7% 5/17/66 (i)	875	907
Marsh & McLennan Companies, Inc.:
5.75% 9/15/15	480	467
7.125% 6/15/09	500	519
Principal Life Global Funding I 6.25% 2/15/12 (g)	490	510
Symetra Financial Corp. 6.125% 4/1/16 (g)	390	390
		4,046
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - 0.7%
AMB Property LP 5.9% 8/15/13	$ 405	$ 409
Archstone-Smith Operating Trust 5.25% 5/1/15	1,005	975
Brandywine Operating Partnership LP 5.75% 4/1/12	370	370
BRE Properties, Inc. 5.95% 3/15/07	1,500	1,504
Colonial Properties Trust:
4.75% 2/1/10	110	107
5.5% 10/1/15	1,305	1,262
Developers Diversified Realty Corp.:
4.625% 8/1/10	35	34
5% 5/3/10	525	516
5.25% 4/15/11	305	301
5.375% 10/15/12	220	216
Duke Realty LP:
5.625% 8/15/11	125	125
5.95% 2/15/17	170	171
HRPT Properties Trust 5.75% 11/1/15	105	103
Mack-Cali Realty LP 5.05% 4/15/10	55	54
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (g)	190	188
Simon Property Group LP:
5.1% 6/15/15	705	674
5.625% 8/15/14	975	971
United Dominion Realty Trust 5.25% 1/15/15	70	67
Ventas Realty LP/Ventas Capital Corp. 6.5% 6/1/16	110	108
Washington (REIT) 5.95% 6/15/11	475	482
		8,637
Real Estate Management & Development - 0.2%
EOP Operating LP:
4.65% 10/1/10	1,135	1,097
7% 7/15/11	1,250	1,319
Post Apartment Homes LP 6.3% 6/1/13	420	429
		2,845
Thrifts & Mortgage Finance - 0.2%
Independence Community Bank Corp. 3.75% 4/1/14 (i)	750	719
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Residential Capital Corp. 6.875% 6/30/15	$ 630	$ 652
Washington Mutual, Inc. 4.625% 4/1/14	1,000	927
		2,298
TOTAL FINANCIALS		39,522
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
DaVita, Inc. 7.25% 3/15/15	580	571
IASIS Healthcare LLC/IASIS Capital Corp. 8.75% 6/15/14	30	29
Skilled Healthcare Group, Inc. 11% 1/15/14 (g)	50	53
Tenet Healthcare Corp. 9.875% 7/1/14	190	185
		838
INDUSTRIALS - 0.6%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc. 4.75% 8/15/10 (g)	655	636
Bombardier, Inc. 6.3% 5/1/14 (g)	780	694
		1,330
Airlines - 0.3%
American Airlines, Inc. pass thru trust certificates:
6.978% 10/1/12	137	141
7.024% 4/15/11	475	487
7.858% 4/1/13	705	753
Continental Airlines, Inc. pass thru trust certificates:
6.648% 3/15/19	408	406
6.795% 2/2/20	589	558
Delta Air Lines, Inc.:
7.9% 12/15/09 (d)	105	25
8.3% 12/15/29 (d)	35	9
Delta Air Lines, Inc. pass thru trust certificates:
7.57% 11/18/10	555	557
10.06% 1/2/16 (d)	130	85
U.S. Airways pass thru trust certificates 6.85% 7/30/19	290	293
		3,314
Commercial Services & Supplies - 0.1%
Allied Security Escrow Corp. 11.375% 7/15/11	40	39
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Allied Waste North America, Inc.:
7.125% 5/15/16 (g)	$ 90	$ 88
8.5% 12/1/08	398	416
Corrections Corp. of America 6.75% 1/31/14	40	40
Hydrochem Industrial Services, Inc. 9.25% 2/15/13 (g)	60	58
IKON Office Solutions, Inc. 7.75% 9/15/15	30	30
		671
Industrial Conglomerates - 0.1%
Hutchison Whampoa International 03/13 Ltd. 6.5% 2/13/13 (g)	790	821
Siemens Financieringsmaatschap NV 6.125% 8/17/26 (g)	630	640
		1,461
Machinery - 0.0%
Invensys PLC 9.875% 3/15/11 (g)	211	227
Marine - 0.0%
American Commercial Lines LLC/ACL Finance Corp. 9.5% 2/15/15	276	301
Road & Rail - 0.0%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
7.625% 5/15/14 (g)	30	29
7.905% 5/15/14 (g)(i)	20	20
Hertz Corp.:
8.875% 1/1/14 (g)	130	135
10.5% 1/1/16 (g)	60	65
		249
Trading Companies & Distributors - 0.0%
Ashtead Capital, Inc. 9% 8/15/16 (g)	70	71
H&E Equipment Services, Inc. 8.375% 7/15/16 (g)	40	41
Penhall International Corp. 12% 8/1/14 (g)	60	62
		174
TOTAL INDUSTRIALS		7,727
INFORMATION TECHNOLOGY - 0.3%
Communications Equipment - 0.1%
L-3 Communications Corp. 6.125% 1/15/14	425	408
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Nortel Networks Corp.:
9.73% 7/15/11 (g)(i)	$ 80	$ 81
10.125% 7/15/13 (g)	70	71
10.75% 7/15/16 (g)	90	93
		653
Electronic Equipment & Instruments - 0.0%
Sanmina-SCI Corp. 8.125% 3/1/16	70	68
IT Services - 0.0%
Iron Mountain, Inc. 6.625% 1/1/16	25	23
SunGard Data Systems, Inc.:
9.125% 8/15/13	190	196
9.9725% 8/15/13 (i)	110	115
		334
Office Electronics - 0.1%
Xerox Capital Trust I 8% 2/1/27	710	724
Xerox Corp. 7.125% 6/15/10	215	222
		946
Semiconductors & Semiconductor Equipment - 0.1%
Amkor Technology, Inc. 9.25% 6/1/16	90	86
Avago Technologies Finance Ltd. 10.125% 12/1/13 (g)	140	146
Chartered Semiconductor Manufacturing Ltd. 6.375% 8/3/15	985	970
Freescale Semiconductor, Inc. 7.125% 7/15/14	360	368
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co. 6.875% 12/15/11	40	32
		1,602
Software - 0.0%
Activant Solutions, Inc. 9.5% 5/1/16 (g)	30	28
SERENA Software, Inc. 10.375% 3/15/16 (g)	70	71
		99
TOTAL INFORMATION TECHNOLOGY		3,702
MATERIALS - 0.3%
Chemicals - 0.1%
BCP Crystal U.S. Holdings Corp. 9.625% 6/15/14	332	357
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Chemicals - continued
Lyondell Chemical Co. 9.5% 12/15/08	$ 485	$ 498
Phibro Animal Health Corp. 10% 8/1/13 (g)	60	61
		916
Construction Materials - 0.0%
RMCC Acquisition Co. 9.5% 11/1/12 (g)	455	475
Containers & Packaging - 0.0%
Owens-Brockway Glass Container, Inc.:
7.75% 5/15/11	240	245
8.75% 11/15/12	200	212
Owens-Illinois, Inc. 8.1% 5/15/07	250	253
		710
Metals & Mining - 0.1%
FMG Finance Pty Ltd.:
10% 9/1/13 (g)	70	70
10.625% 9/1/16 (g)	100	100
Newmont Mining Corp. 5.875% 4/1/35	590	547
Novelis, Inc. 8% 2/15/15 (g)(i)	80	76
PNA Group, Inc. 10.75% 9/1/16 (g)	35	36
		829
Paper & Forest Products - 0.1%
Georgia-Pacific Corp. 9.5% 12/1/11	560	604
International Paper Co. 4.25% 1/15/09	315	307
		911
TOTAL MATERIALS		3,841
TELECOMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 1.0%
AT&T Broadband Corp. 8.375% 3/15/13	500	567
AT&T, Inc. 6.8% 5/15/36	1,200	1,241
British Telecommunications PLC 8.875% 12/15/30	1,250	1,613
Deutsche Telekom International Finance BV 5.25% 7/22/13	410	395
Embarq Corp.:
7.082% 6/1/16	422	431
7.995% 6/1/36	119	124
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Intelsat Ltd.:
6.5% 11/1/13	$ 105	$ 82
9.25% 6/15/16 (g)	310	322
11.25% 6/15/16 (g)	160	166
Nordic Telephone Co. Holdings ApS 8.875% 5/1/16 (g)	75	78
NTL Cable PLC 9.125% 8/15/16	50	52
Qwest Corp.:
8.5794% 6/15/13 (i)	710	761
8.875% 3/15/12	205	222
SBC Communications, Inc.:
6.15% 9/15/34	750	715
6.45% 6/15/34	415	409
Sprint Capital Corp.:
6.875% 11/15/28	850	858
8.375% 3/15/12	670	749
8.75% 3/15/32	535	649
Telecom Italia Capital SA:
4.95% 9/30/14	565	521
6.375% 11/15/33	1,300	1,227
Telefonica Emisiones SAU 7.045% 6/20/36	340	356
Verizon Global Funding Corp. 7.75% 12/1/30	990	1,113
Verizon New York, Inc. 6.875% 4/1/12	225	234
Wind Acquisition Finance SA 10.75% 12/1/15 (g)	60	65
Windstream Corp.:
8.125% 8/1/13 (g)	55	58
8.625% 8/1/16 (g)	110	116
		13,124
Wireless Telecommunication Services - 0.3%
America Movil SA de CV:
4.125% 3/1/09	400	386
6.375% 3/1/35	1,130	1,075
AT&T Wireless Services, Inc.:
7.875% 3/1/11	125	136
8.125% 5/1/12	185	207
Centennial Communications Corp. 10% 1/1/13	30	30
Intelsat Subsidiary Holding Co. Ltd. 10.4844% 1/15/12 (i)	340	345
Nextel Communications, Inc. 5.95% 3/15/14	395	386
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Rogers Communications, Inc.:
6.375% 3/1/14	$ 595	$ 579
8.4544% 12/15/10 (i)	220	226
Vodafone Group PLC 5% 12/16/13	375	357
		3,727
TOTAL TELECOMMUNICATION SERVICES		16,851
UTILITIES - 1.3%
Electric Utilities - 0.5%
Cleveland Electric Illuminating Co. 5.65% 12/15/13	805	800
Exelon Corp.:
4.9% 6/15/15	1,070	1,002
6.75% 5/1/11	560	585
FirstEnergy Corp. 6.45% 11/15/11	515	534
Mirant Americas Generation LLC 8.3% 5/1/11	85	85
Niagara Mohawk Power Corp. 8.875% 5/15/07	650	665
Progress Energy, Inc. 7.1% 3/1/11	1,350	1,440
TXU Energy Co. LLC 7% 3/15/13	1,485	1,549
		6,660
Gas Utilities - 0.1%
Dynegy Holdings, Inc. 8.375% 5/1/16 (g)	60	59
Texas Eastern Transmission Corp. 7.3% 12/1/10	1,495	1,592
		1,651
Independent Power Producers & Energy Traders - 0.2%
AES Corp.:
8.75% 5/15/13 (g)	325	349
9.5% 6/1/09	452	484
Constellation Energy Group, Inc. 7% 4/1/12	1,110	1,177
Mirant North America LLC 7.375% 12/31/13	50	50
NRG Energy, Inc.:
7.25% 2/1/14	210	208
7.375% 2/1/16	35	35
PPL Energy Supply LLC:
5.7% 10/15/35	165	161
6.2% 5/15/16	430	440
		2,904
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities - 0.5%
CMS Energy Corp.:
8.5% 4/15/11	$ 400	$ 427
8.9% 7/15/08	560	585
Dominion Resources, Inc.:
4.75% 12/15/10	770	747
5.95% 6/15/35	555	526
6.25% 6/30/12	930	956
7.5% 6/30/66 (i)	620	640
MidAmerican Energy Holdings, Inc. 6.125% 4/1/36 (g)	660	652
National Grid PLC 6.3% 8/1/16	1,110	1,135
		5,668
TOTAL UTILITIES		16,883
TOTAL NONCONVERTIBLE BONDS		118,848
TOTAL CORPORATE BONDS (Cost $120,561)		120,668
U.S. Government and Government Agency Obligations - 6.1%

U.S. Government Agency Obligations - 3.0%
Fannie Mae:
3.25% 1/15/08	1,839	1,793
3.25% 8/15/08	560	541
3.25% 2/15/09	1,684	1,615
3.375% 12/15/08	190	183
4.25% 5/15/09	15,000	14,713
6.25% 2/1/11	7,310	7,611
Freddie Mac:
4% 6/12/13	2,342	2,197
5.75% 1/15/12	2,024	2,089
5.875% 3/21/11	5,505	5,650
6.625% 9/15/09	2,160	2,255
Tennessee Valley Authority 5.375% 4/1/56	405	406
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		39,053
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Treasury Inflation Protected Obligations - 2.0%
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10	$ 5,355	$ 5,089
2% 1/15/14	19,222	18,877
2.375% 4/15/11	2,552	2,564
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		26,530
U.S. Treasury Obligations - 1.1%
U.S. Treasury Bonds 6.25% 5/15/30	1,125	1,332
U.S. Treasury Notes 4.75% 5/15/14	13,600	13,615
TOTAL U.S. TREASURY OBLIGATIONS		14,947
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $81,543)		80,530
U.S. Government Agency - Mortgage Securities - 9.9%

Fannie Mae - 8.8%
3.744% 1/1/35 (i)	100	98
3.748% 12/1/34 (i)	77	76
3.757% 10/1/33 (i)	61	60
3.788% 6/1/34 (i)	315	306
3.796% 12/1/34 (i)	13	13
3.81% 6/1/33 (i)	51	50
3.834% 1/1/35 (i)	193	189
3.846% 1/1/35 (i)	62	61
3.851% 10/1/33 (i)	1,403	1,378
3.866% 1/1/35 (i)	109	107
3.898% 10/1/34 (i)	71	70
3.905% 12/1/34 (i)	52	52
3.941% 5/1/34 (i)	15	15
3.952% 1/1/35 (i)	77	76
3.954% 12/1/34 (i)	63	62
3.955% 12/1/34 (i)	420	415
3.957% 5/1/33 (i)	25	25
3.992% 1/1/35 (i)	48	47
3.996% 12/1/34 (i)	49	48
3.996% 12/1/34 (i)	79	78
3.998% 2/1/35 (i)	54	53
4.029% 1/1/35 (i)	38	37
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Fannie Mae - continued
4.034% 10/1/18 (i)	$ 60	$ 59
4.037% 1/1/35 (i)	43	42
4.041% 2/1/35 (i)	49	48
4.052% 12/1/34 (i)	118	117
4.058% 1/1/35 (i)	103	102
4.079% 2/1/35 (i)	99	98
4.082% 4/1/33 (i)	22	21
4.083% 2/1/35 (i)	30	30
4.086% 2/1/35 (i)	34	33
4.094% 11/1/34 (i)	93	92
4.102% 2/1/35 (i)	193	192
4.108% 1/1/35 (i)	116	115
4.114% 1/1/35 (i)	108	107
4.116% 2/1/35 (i)	134	132
4.126% 1/1/35 (i)	195	193
4.143% 2/1/35 (i)	111	109
4.144% 1/1/35 (i)	180	179
4.156% 1/1/35 (i)	211	210
4.171% 1/1/35 (i)	135	132
4.181% 10/1/34 (i)	179	178
4.181% 11/1/34 (i)	22	22
4.187% 1/1/35 (i)	99	98
4.202% 1/1/35 (i)	66	65
4.25% 2/1/35 (i)	78	77
4.272% 3/1/35 (i)	71	71
4.274% 2/1/35 (i)	44	44
4.275% 8/1/33 (i)	131	130
4.282% 7/1/34 (i)	48	48
4.287% 12/1/34 (i)	32	31
4.306% 5/1/35 (i)	93	92
4.313% 3/1/33 (i)	40	39
4.35% 1/1/35 (i)	81	79
4.356% 4/1/35 (i)	33	33
4.362% 2/1/34 (i)	157	155
4.394% 5/1/35 (i)	180	178
4.396% 2/1/35 (i)	113	110
4.423% 10/1/34 (i)	312	312
4.426% 1/1/35 (i)	86	85
4.438% 3/1/35 (i)	100	98
4.456% 8/1/34 (i)	205	202
4.464% 5/1/35 (i)	70	70
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Fannie Mae - continued
4.489% 3/1/35 (i)	$ 227	$ 223
4.494% 1/1/35 (i)	91	90
4.497% 8/1/34 (i)	368	371
4.5% 4/1/18 to 12/1/33	20,128	19,060
4.5% 9/1/21 (h)	3,020	2,904
4.5% 9/1/21 (h)	581	558
4.516% 3/1/35 (i)	213	209
4.527% 2/1/35 (i)	869	860
4.532% 2/1/35 (i)	424	421
4.539% 7/1/35 (i)	212	210
4.54% 2/1/35 (i)	56	56
4.554% 2/1/35 (i)	40	40
4.577% 2/1/35 (i)	201	198
4.577% 7/1/35 (i)	233	231
4.584% 2/1/35 (i)	689	677
4.609% 11/1/34 (i)	214	211
4.661% 3/1/35 (i)	524	521
4.67% 11/1/34 (i)	249	246
4.727% 7/1/34 (i)	202	200
4.729% 10/1/34 (i)	224	221
4.77% 12/1/34 (i)	163	162
4.778% 12/1/34 (i)	63	62
4.803% 12/1/32 (i)	94	94
4.809% 6/1/35 (i)	238	237
4.818% 11/1/34 (i)	169	167
4.875% 10/1/34 (i)	652	647
5% 12/1/16 to 8/1/35	31,977	30,935
5% 9/1/21 (h)	4,000	3,918
5% 9/1/21 (h)	382	374
5.083% 9/1/34 (i)	507	506
5.091% 5/1/35 (i)	413	412
5.172% 5/1/35 (i)	527	525
5.177% 5/1/35 (i)	216	215
5.196% 6/1/35 (i)	288	288
5.215% 5/1/35 (i)	589	587
5.5% 2/1/11 to 4/1/36	25,758	25,413
5.502% 2/1/36 (i)	939	941
5.631% 1/1/36 (i)	266	267
5.916% 1/1/36 (i)	218	220
6% 9/1/21 (h)	32	33
6% 9/1/21 (h)	120	121
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Fannie Mae - continued
6% 8/1/23 to 3/1/33	$ 5,975	$ 6,004
6.5% 4/1/11 to 9/1/32	7,677	7,842
7% 12/1/23 to 4/1/29	89	92
7.5% 6/1/25 to 4/1/29	1,439	1,497
TOTAL FANNIE MAE		116,610
Freddie Mac - 0.8%
4.043% 12/1/34 (i)	79	77
4.097% 12/1/34 (i)	95	93
4.124% 1/1/35 (i)	292	288
4.256% 3/1/35 (i)	98	97
4.298% 5/1/35 (i)	175	173
4.301% 12/1/34 (i)	114	111
4.326% 2/1/35 (i)	192	190
4.351% 3/1/35 (i)	147	143
4.38% 2/1/35 (i)	190	185
4.438% 2/1/34 (i)	100	99
4.443% 3/1/35 (i)	107	104
4.454% 6/1/35 (i)	148	146
4.458% 3/1/35 (i)	120	118
4.546% 2/1/35 (i)	158	155
5.003% 4/1/35 (i)	509	507
5.127% 4/1/35 (i)	370	368
5.305% 6/1/35 (i)	241	240
5.504% 8/1/33 (i)	43	44
5.568% 1/1/36 (i)	463	463
6% 5/1/33	894	900
6% 9/1/36 (h)	6,000	6,010
TOTAL FREDDIE MAC		10,511
Government National Mortgage Association - 0.3%
6.5% 10/15/27 to 7/15/34	1,207	1,241
7% 12/15/25 to 12/15/32	1,031	1,067
7.5% 2/15/23 to 9/15/28	1,538	1,614
8% 11/15/21 to 12/15/26	395	418
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		4,340
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $133,252)		131,461
Asset-Backed Securities - 1.2%
	Principal Amount (000s)	Value (Note 1) (000s)
ACE Securities Corp.:
Series 2004-HE1:
Class M1, 5.8244% 2/25/34 (i)	$ 200	$ 201
Class M2, 6.4244% 2/25/34 (i)	225	227
Series 2005-SD1 Class A1, 5.7244% 11/25/50 (i)	112	112
Aesop Funding II LLC Series 2005-1A Class A1, 3.95% 4/20/08 (g)	800	784
AmeriCredit Automobile Receivables Trust Series 2006-1:
Class A3, 5.11% 10/6/10	17	17
Class B1, 5.2% 3/6/11	50	50
Class C1, 5.28% 11/6/11	325	324
Ameriquest Mortgage Securities, Inc. Series 2004-R2:
Class M1, 5.7544% 4/25/34 (i)	115	115
Class M2, 5.8044% 4/25/34 (i)	100	100
Amortizing Residential Collateral Trust Series 2002-BC1 Class M2, 6.4244% 1/25/32 (i)	48	48
Argent Securities, Inc. Series 2004-W5 Class M1, 5.9244% 4/25/34 (i)	360	360
Asset Backed Securities Corp. Home Equity Loan Trust Series 2004-HE2 Class M1, 5.8744% 4/25/34 (i)	560	564
Capital Auto Receivables Asset Trust:
Series 2006-1:
Class A3, 5.03% 10/15/09	175	174
Class B, 5.26% 10/15/10	165	164
Series 2006-SN1A:
Class B, 5.5% 4/20/10 (g)	70	70
Class C, 5.77% 5/20/10 (g)	65	65
Class D, 6.15% 4/20/11 (g)	115	115
Capital One Multi-Asset Execution Trust Series 2004-6 Class B, 4.15% 7/16/12	730	709
Cendant Timeshare Receivables Funding LLC Series 2005-1A Class A1, 4.67% 5/20/17 (g)	248	244
CIT Equipment Collateral Trust Series 2006-VT1 Class A3, 5.13% 12/21/08	580	579
Citibank Credit Card Issuance Trust:
Series 2005-B1 Class B1, 4.4% 9/15/10	977	960
Series 2006-B2 Class B2, 5.15% 3/7/11	395	394
CNH Equipment Trust Series 2006-A Class A3, 5.2% 8/16/10	425	425
Countrywide Home Loans, Inc.:
Series 2004-2 Class M1, 5.8244% 5/25/34 (i)	640	642
Series 2004-3 Class M1, 5.8244% 6/25/34 (i)	125	126
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Countrywide Home Loans, Inc.: - continued
Series 2004-4:
Class A, 5.6944% 8/25/34 (i)	$ 72	$ 72
Class M1, 5.8044% 7/25/34 (i)	325	327
Class M2, 5.8544% 6/25/34 (i)	400	402
Series 2005-1:
Class MV1, 5.7244% 7/25/35 (i)	270	271
Class MV2, 5.7644% 7/25/35 (i)	320	321
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. Series 2005-1A:
Class B, 4.878% 6/15/35 (g)	460	452
Class C, 5.074% 6/15/35 (g)	417	411
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 5.8744% 3/25/34 (i)	25	25
Class M4, 6.2244% 3/25/34 (i)	25	25
Ford Credit Auto Owner Trust Series 2006-A Class A3, 5.05% 11/15/09	410	409
Fremont Home Loan Trust:
Series 2004-A Class M1, 5.8744% 1/25/34 (i)	425	426
Series 2005-A:
Class M1, 5.7544% 1/25/35 (i)	150	151
Class M2, 5.7844% 1/25/35 (i)	200	201
Class M3, 5.8144% 1/25/35 (i)	100	101
Class M4, 6.0044% 1/25/35 (i)	75	76
GSAMP Trust Series 2004-FM2 Class M1, 5.8244% 1/25/34 (i)	250	250
HSBC Home Equity Loan Trust Series 2005-2:
Class M1, 5.785% 1/20/35 (i)	145	145
Class M2, 5.815% 1/20/35 (i)	107	107
Hyundai Auto Receivables Trust:
Series 2004-1 Class A4, 5.26% 11/15/12	350	351
Series 2006-1:
Class A3, 5.13% 6/15/10	130	130
Class B, 5.29% 11/15/12	55	55
Class C, 5.34% 11/15/12	70	70
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 5.8244% 7/25/34 (i)	189	190
Class M2, 5.8744% 7/25/34 (i)	25	25
Morgan Stanley Dean Witter Capital I Trust Series 2003-NC1 Class M1, 6.3744% 11/25/32 (i)	220	220
National Collegiate Student Loan Trust Series 2005-GT1 Class AIO, 6.75% 12/25/09 (k)	350	73
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Park Place Securities, Inc. Series 2005-WCH1 Class M2, 5.8444% 1/25/35 (i)	$ 350	$ 352
Providian Master Note Trust Series 2006-B1A Class B1, 5.35% 3/15/13 (g)	780	780
Structured Asset Securities Corp. Series 2004-GEL1 Class A, 5.6844% 2/25/34 (i)	48	48
Volkswagen Auto Lease Trust Series 2005-A Class A4, 3.94% 10/20/10	1,415	1,395
World Omni Auto Receivables Trust Series 2006-A Class A3, 5.01% 10/15/10	390	389
TOTAL ASSET-BACKED SECURITIES (Cost $15,879)		15,819
Collateralized Mortgage Obligations - 1.6%

Private Sponsor - 0.9%
Adjustable Rate Mortgage Trust floater:
Series 2005-1 Class 5A2, 5.6544% 5/25/35 (i)	241	240
Series 2005-2 Class 6A2, 5.6044% 6/25/35 (i)	103	104
Series 2005-3 Class 8A2, 5.5644% 7/25/35 (i)	656	658
Bank of America Mortgage Securities, Inc. Series 2005-E Class 2A7, 4.6089% 6/25/35 (i)	460	448
Bear Stearns Alt-A Trust floater Series 2005-1 Class A1, 5.6044% 1/25/35 (i)	517	518
CS First Boston Mortgage Securities Corp. floater Series 2004-AR3 Class 6A2, 5.6944% 4/25/34 (i)	64	64
Granite Master Issuer PLC floater Series 2006-1A Class C2, 5.9925% 12/20/54 (g)(i)	400	400
Impac CMB Trust floater Series 2005-1:
Class M1, 5.7844% 4/25/35 (i)	169	169
Class M2, 5.8244% 4/25/35 (i)	304	304
JPMorgan Mortgage Trust Series 2005-A8 Class 2A3, 4.9591% 11/25/35 (i)	130	129
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 5.7838% 9/26/45 (g)(i)	457	459
Master Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	99	98
Merrill Lynch Mortgage Investors, Inc. floater Series 2005-B Class A2, 5.5475% 7/25/30 (i)	417	417
Opteum Mortgage Acceptance Corp. Series 2005-3 Class APT, 5.6144% 7/25/35 (i)	383	384
Residential Asset Mortgage Products, Inc. sequential pay Series 2004-SL2 Class A1, 6.5% 10/25/16	79	79
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Private Sponsor - continued
Sequoia Mortgage Trust floater:
Series 2005-1 Class A2, 5.8325% 2/20/35 (i)	$ 288	$ 289
Series 2005-2 Class A2, 5.19% 3/20/35 (i)	367	368
Structured Adjustable Rate Mortgage Loan Trust floater Series 2001-14 Class A1, 5.6344% 7/25/35 (i)	1,123	1,128
Thornburg Mortgage Securities Trust floater Series 2005-3 Class A4, 5.5944% 10/25/35 (i)	736	735
Wachovia Mortgage Loan Trust LLC Series 2005-B Class 2A4, 5.1863% 10/20/35 (i)	105	104
WaMu Mortgage pass thru certificates floater Series 2005-AR13 Class A1C1, 5.5144% 10/25/45 (i)	361	361
Wells Fargo Mortgage Backed Securities Trust:
Series 2005-AR10 Class 2A2, 4.1091% 6/25/35 (i)	1,034	1,018
Series 2005-AR12 Class 2A6, 4.3188% 7/25/35 (i)	1,095	1,076
Series 2005-AR4 Class 2A2, 4.5296% 4/25/35 (i)	863	846
Series 2005-AR9 Class 2A1, 4.3623% 5/25/35 (i)	445	436
Series 2006-AR8 Class 2A6, 5.24% 4/25/36 (i)	1,060	1,051
TOTAL PRIVATE SPONSOR		11,883
U.S. Government Agency - 0.7%
Fannie Mae guaranteed REMIC pass thru certificates:
planned amortization class Series 2004-81:
Class KC, 4.5% 4/25/17	2,245	2,179
Class KD, 4.5% 7/25/18	785	750
sequential pay:
Series 2004-3 Class BA, 4% 7/25/17	33	32
Series 2004-86 Class KC, 4.5% 5/25/19	216	208
Series 2004-91 Class AH, 4.5% 5/25/29	435	424
Freddie Mac planned amortization class Series 3033 Class UD, 5.5% 10/15/30	305	305
Freddie Mac Multi-class participation certificates guaranteed planned amortization class:
Series 2773 Class ED, 4.5% 8/15/17	2,595	2,474
Series 2885 Class PC, 4.5% 3/15/18	765	742
Series 3018 Class UD, 5.5% 9/15/30	490	489
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed planned amortization class: - continued
Series 3049 Class DB, 5.5% 6/15/31	$ 720	$ 719
Series 3102 Class OH, 1/15/36 (l)	490	362
TOTAL U.S. GOVERNMENT AGENCY		8,684
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $20,820)		20,567
Commercial Mortgage Securities - 2.0%

Banc of America Commercial Mortgage, Inc. Series 2005-1 Class A3, 4.877% 11/10/42	605	598
Banc of America Large Loan, Inc. Series 2006-ESH:
Class A, 6.19% 7/14/11 (g)(i)	218	218
Class B, 6.29% 7/14/11 (g)(i)	109	109
Class C, 6.44% 7/14/11 (g)(i)	218	218
Class D, 7.07% 7/14/11 (g)(i)	127	127
Bayview Commercial Asset Trust floater:
Series 2004-1:
Class A, 5.6844% 4/25/34 (g)(i)	441	441
Class B, 7.2244% 4/25/34 (g)(i)	63	64
Class M1, 5.8844% 4/25/34 (g)(i)	63	63
Class M2, 6.5244% 4/25/34 (g)(i)	63	64
Series 2004-3:
Class A1, 5.6944% 1/25/35 (g)(i)	476	478
Class A2, 5.7444% 1/25/35 (g)(i)	79	80
Class M1, 5.8244% 1/25/35 (g)(i)	79	80
Class M2, 6.3244% 1/25/35 (g)(i)	40	40
Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 4.9967% 8/1/24 (g)(i)	257	236
COMM:
floater Series 2002-FL7 Class D, 5.9% 11/15/14 (g)(i)	51	51
Series 2004-LBN2 Class X2, 1.0022% 3/10/39 (g)(i)(k)	1,438	41
Commercial Mortgage pass thru certificates sequential pay Series 2006-CN2A Class A2FX, 5.449% 2/5/19 (g)	430	432
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
CS First Boston Mortgage Securities Corp.:
sequential pay:
Series 1999-C1 Class A2, 7.29% 9/15/41	$ 1,222	$ 1,275
Series 2000-C1 Class A2, 7.545% 4/15/62	1,000	1,065
Series 2004-C1 Class A3, 4.321% 1/15/37	475	457
Series 1997-C2 Class D, 7.27% 1/17/35	2,310	2,386
Series 2004-C1 Class ASP, 0.8785% 1/15/37 (g)(i)(k)	6,907	198
DLJ Commercial Mortgage Corp. sequential pay Series 2000-CF1 Class A1B, 7.62% 6/10/33	3,500	3,758
Greenwich Capital Commercial Funding Corp.:
sequential pay Series 2004-GG1 Class A4, 4.755% 6/10/36	250	246
Series 2006-GG7 Class A3, 6.1101% 7/10/38	605	625
GS Mortgage Securities Corp. II:
sequential pay Series 2003-C1 Class A2A, 3.59% 1/10/40	720	705
Series 1998-GLII Class E, 6.9706% 4/13/31 (i)	635	651
Series 2006-GG6 Class A2, 5.506% 4/10/38 (i)	630	635
JPMorgan Chase Commercial Mortgage Securities Corp. sequential pay:
Series 2006-CB14 Class A3B, 5.4865% 12/12/44 (i)	590	593
Series 2006-CB15 Class A3, 5.819% 6/12/43 (i)	925	945
LB-UBS Commercial Mortgage Trust:
sequential pay:
Series 2005-C3 Class A2, 4.553% 7/15/30	270	264
Series 2006-C1 Class A2, 5.084% 2/15/31	250	248
Series 2001-C3 Class B, 6.512% 6/15/36	310	326
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A:
Class B, 4.13% 11/20/37 (g)	700	645
Class C, 4.13% 11/20/37 (g)	700	626
Merrill Lynch Mortgage Trust sequential pay Series 2005-MCP1 Class A2, 4.556% 6/12/43	340	332
Morgan Stanley Capital I Trust Series 2006-T23 Class A1, 5.682% 8/12/41	240	243
Morgan Stanley Capital I, Inc.:
sequential pay Series 2004-HQ3 Class A2, 4.05% 1/13/41	505	487
Series 2005-IQ9 Class X2, 1.069% 7/15/56 (g)(i)(k)	5,661	238
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (g)	364	468
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Thirteen Affiliates of General Growth Properties, Inc. sequential pay Series 1 Class A2, 6.602% 11/15/07 (g)	$ 4,500	$ 4,560
Wachovia Bank Commercial Mortgage Trust sequential pay Series 2003-C6 Class A2, 4.498% 8/15/35	810	794
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $25,596)		26,110
Foreign Government and Government Agency Obligations - 0.2%

Israeli State 4.625% 6/15/13	165	156
United Mexican States:
5.875% 1/15/14	450	458
6.75% 9/27/34	775	823
7.5% 4/8/33	1,300	1,508
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,586)		2,945
Preferred Securities - 0.0%

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
MUFG Capital Finance 1 Ltd. 6.346% (i)	590	594
TOTAL PREFERRED SECURITIES (Cost $590)		594
Fixed-Income Funds - 3.9%
	Shares
Fidelity Ultra-Short Central Fund (j) (Cost $52,000)	522,665	52,005
Money Market Funds - 2.0%
	Shares	Value (Note 1) (000s)
Fidelity Cash Central Fund, 5.31% (b)	25,800,856	$ 25,801
Fidelity Securities Lending Cash Central Fund, 5.33% (b)(c)	1,075,725	1,076
TOTAL MONEY MARKET FUNDS (Cost $26,877)		26,877
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $1,238,733)		1,336,045
NET OTHER ASSETS - (0.8)%		(10,529)
NET ASSETS - 100%		$ 1,325,516
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps

Receive monthly notional amount multiplied by 3.3% and pay to Morgan Stanley, Inc. upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 7.6913% 11/25/34

	Dec. 2034	$ 140	$ 2
Receive monthly notional amount multiplied by 2.5% and pay Credit Suisse First Boston upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 8.03% 11/25/34	Dec. 2034	200	0
Receive monthly notional amount multiplied by 1.6% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	110	0
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.39% and pay UBS upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.73% 2/25/34

	March 2034	$ 170	$ 0
Receive monthly notional amount multiplied by 2.4% and pay Deutsche Bank upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.2288% 1/25/34	Feb. 2034	136	0
Receive monthly notional amount multiplied by 2.7% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M9, 6.41% 5/25/35	June 2035	420	0
Receive monthly notional amount multiplied by 2.79% and pay Merrill Lynch, Inc. upon default event of New Century Home Equity Loan Trust, par value of the notional amount of New Century Home Equity Loan Trust Series 2004-4 Class M9, 7.0788% 2/25/35	March 2035	305	3
Receive quarterly notional amount multiplied by .30% and pay Goldman Sachs upon default event of Entergy Corp., par value of the notional amount of Entergy Corp. 7.75% 12/15/09	March 2008	500	1
Receive quarterly notional amount multiplied by .37% and pay Goldman Sachs upon default event of Pacific Gas & Electric Co., par value of the notional amount of Pacific Gas & Electric Co. 4.8% 3/1/14	March 2011	500	2
Receive quarterly notional amount multiplied by .37% and pay Morgan Stanley, Inc. upon default event of Pacific Gas & Electric Co. par value of the notional amount of Pacific Gas & Electric Co. 4.8% 3/1/14	March 2011	600	3
Receive semi-annually notional amount multiplied by .5% and pay Credit Suisse First Boston upon default event of Russian Federation, par value of the notional amount of Russian Federation 5% 3/31/30	June 2008	295	1
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued
Receive semi-annually notional amount multiplied by .5% and pay Deutsche Bank upon default event of Russian Federation, par value of the notional amount of Russian Federation 5% 3/31/30	June 2008	$ 540	$ 2
Receive semi-annually notional amount multiplied by .625% and pay Deutsche Bank upon defualt event of United Mexican States, par value of the notional amount of United Mexican States 7.5% 4/8/33	May 2011	700	6
TOTAL CREDIT DEFAULT SWAPS		4,616	20
Interest Rate Swaps
Receive quarterly a fixed rate equal to 4.3875% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2010	1,500	(38)
Receive quarterly a fixed rate equal to 4.774% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2015	1,500	(48)
Receive semi-annually a fixed rate equal to 5.276% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	April 2011	20,500	342
Receive semi-annually a fixed rate equal to 5.3315% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	April 2011	5,000	96
Receive semi-annually a fixed rate equal to 5.388% and pay quarterly a floating rate based on 3-month LIBOR with JP Morgan Chase, Inc.	August 2011	10,000	86
Receive semi-annually a fixed rate equal to 5.473% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	May 2011	20,000	519
TOTAL INTEREST RATE SWAPS		58,500	957
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Total Return Swaps
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ Index and pay monthly a floating rate based on 1-month LIBOR with Citibank	Sept. 2006	$ 4,000	$ 69
Receive monthly a return equal to Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR minus 7.5 basis points with Lehman Brothers, Inc.	Feb. 2007	1,500	7
TOTAL TOTAL RETURN SWAPS		5,500	76
		$ 68,616	$ 1,053
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Issuer is in default.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f) Security or a portion of the security is on loan at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $31,597,000 or 2.4% of net assets.

(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(j) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited list of holdings for each fixed-income central fund, as of the investing fund's report date, is available upon request or at advisor.fidelity.com. The reports are located just after the fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, the fixed-income central fund's financial statements, which are not covered by the investing fund's Report of Independent Registered Public Accounting Firm, are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

(k) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
(l) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.

(m) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,077,000 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Inverness Medical Innovations, Inc.	2/8/06 - 8/17/06	$ 847
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Nine months ended August 31, 2006 Income earned (Amounts in thousands)	Year ended November 30, 2005 Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 715	$ 2,492
Fidelity Securities Lending Cash Central Fund	54	37
Fidelity Ultra-Short Central Fund	1,996	732
Total	$ 2,765	$ 3,261

Additional information regarding the fund's fiscal year to date purchases and sales, including the ownership percentage, of the following fixed income Central Funds is as follows:
Fund (Amounts in thousands)	Value, at November 30, 2005	Purchases	Sales Proceeds	Value, at August 31, 2006	% ownership, end of period
Fidelity Ultra-Short Central Fund	$ 51,989	$ -	$ -	$ 52,005	0.6%
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S. Government and U.S. Government Agency Obligations	17.0%
AAA, AA, A	7.6%
BBB	6.2%
BB	0.9%
B	0.6%
CCC, CC, C	0.2%
Not Rated	0.3%
Equities	64.8%
Short-Term Investments and Net Other Assets	2.4%
100.0%
We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	89.0%
Canada	1.8%
Cayman Islands	1.2%
United Kingdom	1.2%
Others (individually less than 1%)	6.8%
100.0%
The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	August 31, 2006

Assets
Investment in securities, at value (including securities loaned of $1,027) - See accompanying schedule: Unaffiliated issuers (cost $1,159,856)	$ 1,257,163
Affiliated Central Funds (cost $78,877)	78,882
Total Investments (cost $1,238,733)		$ 1,336,045
Foreign currency held at value (cost $2,852)		2,852
Receivable for investments sold		5,619
Receivable for swap agreements		4
Receivable for fund shares sold		790
Dividends receivable		993
Interest receivable		3,858
Swap agreements, at value		1,053
Prepaid expenses		1
Other receivables		66
Total assets		1,351,281

Liabilities
Payable to custodian bank	$ 92
Payable for investments purchased Regular delivery	3,506
Delayed delivery	13,853
Payable for fund shares redeemed	5,742
Accrued management fee	455
Distribution fees payable	561
Other affiliated payables	377
Other payables and accrued expenses	103
Collateral on securities loaned, at value	1,076
Total liabilities		25,765

Net Assets		$ 1,325,516
Net Assets consist of:
Paid in capital		$ 1,161,929
Undistributed net investment income		4,241
Accumulated undistributed net realized gain (loss) of investments and foreign currency transactions		60,970
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		98,376
Net Assets		$ 1,325,516

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	August 31, 2006

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($208,107 ÷ 12,688.1 shares)	$ 16.40

Maximum offering price per share (100/94.25 of $16.40)	$ 17.40
Class T: Net Asset Value and redemption price per share ($948,731 ÷ 57,498.3 shares)	$ 16.50

Maximum offering price per share (100/96.50 of $16.50)	$ 17.10
Class B: Net Asset Value and offering price per share ($79,132 ÷ 4,841.2 shares)A	$ 16.35

Class C: Net Asset Value and offering price per share ($72,770 ÷ 4,453.1 shares)A	$ 16.34

Institutional Class: Net Asset Value, offering price and redemption price per share ($16,776 ÷ 1,010.3 shares)	$ 16.60

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Nine months ended August 31, 2006	Year ended November 30, 2005

Investment Income
Dividends	$ 8,921	$ 15,381
Interest	15,740	26,914
Income from affiliated Central Funds	2,765	3,261
Total income	27,426	45,556

Expenses
Management fee	$ 4,271	$ 6,372
Transfer agent fees	2,522	3,855
Distribution fees	5,314	7,968
Accounting and security lending fees	440	640
Independent trustees' compensation	4	7
Appreciation in deferred trustee compensation account	2	3
Custodian fees and expenses	177	102
Registration fees	77	88
Audit	72	64
Legal	21	14
Interest	5	-
Miscellaneous	(87)	236
Total expenses before reductions	12,818	19,349
Expense reductions	(131)	(519)
Total expenses	12,687	18,830
Net investment income (loss)	14,739	26,726
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign tax of $38 and $0, respectively)	65,563	115,983
Foreign currency transactions	(25)	(30)
Swap agreements	(543)	(307)
Total net realized gain (loss)	64,995	115,646
Change in net unrealized appreciation (depreciation) on: Investment securities	6,882	(64,966)
Assets and liabilities in foreign currencies	13	(2)
Swap agreements	938	324
Total change in net unrealized appreciation (depreciation)	7,833	(64,644)
Net gain (loss)	72,828	51,002
Net increase (decrease) in net assets resulting from operations	$ 87,567	$ 77,728

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Nine months ended August 31, 2006	Year ended November 30, 2005	Year ended November 30, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 14,739	$ 26,726	$ 35,147
Net realized gain (loss)	64,995	115,646	43,479
Change in net unrealized appreciation (depreciation)	7,833	(64,644)	20,191
Net increase (decrease) in net assets resulting from operations	87,567	77,728	98,817
Distributions to shareholders from net investment income	(14,851)	(32,682)	(33,276)
Distributions to shareholders from net realized gain	(83,247)	-	-
Total distributions	(98,098)	(32,682)	(33,276)
Share transactions - net increase (decrease)	(62,728)	(301,293)	(134,734)
Total increase (decrease) in net assets	(73,259)	(256,247)	(69,193)

Net Assets
Beginning of period	1,398,775	1,655,022	1,724,215
End of period (including undistributed net investment income of $4,241, $4,643 and $11,313, respectively)	$ 1,325,516	$ 1,398,775	$ 1,655,022

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

	Nine months ended August 31,	Years ended November 30,
	2006	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 16.56	$ 16.04	$ 15.44	$ 14.11	$ 15.41	$ 16.55
Income from Investment Operations
Net investment income (loss) E	.21	.33	.37 H	.34	.38	.43
Net realized and unrealized gain (loss)	.84	.58	.59	1.33	(1.30)	(.62)
Total from investment operations	1.05	.91	.96	1.67	(.92)	(.19)
Distributions from net investment income	(.22)	(.39)	(.36)	(.34)	(.38)	(.49)
Distributions from net realized gain	(1.00)	-	-	-	-	(.46)
Total distributions	(1.21) J	(.39)	(.36)	(.34)	(.38)	(.95)
Net asset value, end of period	$ 16.40	$ 16.56	$ 16.04	$ 15.44	$ 14.11	$ 15.41
Total Return B, C, D	6.66%	5.77%	6.28%	12.04%	(6.04)%	(1.18)%
Ratios to Average Net Assets F, I
Expenses before reductions	.99% A	1.00%	.98%	.96%	.96%	.94%
Expenses net of fee waivers, if any	.99% A	1.00%	.98%	.96%	.96%	.94%
Expenses net of all reductions	.98% A	.96%	.97%	.95%	.94%	.93%
Net investment income (loss)	1.70% A	2.05%	2.35%	2.33%	2.65%	2.77%
Supplemental Data
Net assets, end of period (in millions)	$ 208	$ 169	$ 149	$ 131	$ 120	$ 105
Portfolio turnover rate G	59% A	145%	68%	96%	106%	98%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the affiliated central funds.

G Amounts do not include the portfolio activity of the affiliated central funds.

H Investment income per share reflects a special dividend which amounted to $.03 per share.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distribution of $1.211 per share is comprised of distributions from net investment income of $.216 and distributions from net realized gain of $.995 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

	Nine months ended August 31,	Years ended November 30,
	2006	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 16.64	$ 16.12	$ 15.50	$ 14.17	$ 15.47	$ 16.58
Income from Investment Operations
Net investment income (loss) E	.18	.29	.33 H	.30	.35	.39
Net realized and unrealized gain (loss)	.86	.58	.60	1.33	(1.31)	(.61)
Total from investment operations	1.04	.87	.93	1.63	(.96)	(.22)
Distributions from net investment income	(.18)	(.35)	(.31)	(.30)	(.34)	(.43)
Distributions from net realized gain	(1.00)	-	-	-	-	(.46)
Total distributions	(1.18)	(.35)	(.31)	(.30)	(.34)	(.89)
Net asset value, end of period	$ 16.50	$ 16.64	$ 16.12	$ 15.50	$ 14.17	$ 15.47
Total Return B, C, D	6.53%	5.47%	6.05%	11.68%	(6.27)%	(1.37)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.22% A	1.24%	1.24%	1.22%	1.23%	1.20%
Expenses net of fee waivers, if any	1.22% A	1.24%	1.24%	1.22%	1.23%	1.20%
Expenses net of all reductions	1.21% A	1.21%	1.23%	1.21%	1.20%	1.19%
Net investment income (loss)	1.47% A	1.81%	2.08%	2.06%	2.38%	2.51%
Supplemental Data
Net assets, end of period (in millions)	$ 949	$ 1,038	$ 1,278	$ 1,350	$ 1,319	$ 1,681
Portfolio turnover rate G	59% A	145%	68%	96%	106%	98%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the affiliated central funds.

G Amounts do not include the portfolio activity of the affiliated central funds.

H Investment income per share reflects a special dividend which amounted to $.03 per share.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

	Nine months ended August 31,	Years ended November 30,
	2006	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 16.50	$ 15.98	$ 15.38	$ 14.06	$ 15.36	$ 16.47
Income from Investment Operations
Net investment income (loss) E	.10	.19	.24 H	.22	.26	.30
Net realized and unrealized gain (loss)	.85	.59	.59	1.32	(1.30)	(.60)
Total from investment operations	.95	.78	.83	1.54	(1.04)	(.30)
Distributions from net investment income	(.11)	(.26)	(.23)	(.22)	(.26)	(.35)
Distributions from net realized gain	(1.00)	-	-	-	-	(.46)
Total distributions	(1.10) J	(.26)	(.23)	(.22)	(.26)	(.81)
Net asset value, end of period	$ 16.35	$ 16.50	$ 15.98	$ 15.38	$ 14.06	$ 15.36
Total Return B, C, D	6.03%	4.92%	5.43%	11.08%	(6.83)%	(1.89)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.84% A	1.85%	1.84%	1.79%	1.79%	1.75%
Expenses net of fee waivers, if any	1.84% A	1.83%	1.80%	1.79%	1.79%	1.75%
Expenses net of all reductions	1.83% A	1.80%	1.80%	1.78%	1.77%	1.74%
Net investment income (loss)	.85% A	1.21%	1.52%	1.49%	1.82%	1.96%
Supplemental Data
Net assets, end of period (in millions)	$ 79	$ 99	$ 122	$ 128	$ 107	$ 121
Portfolio turnover rate G	59% A	145%	68%	96%	106%	98%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the affiliated central funds.

G Amounts do not include the portfolio activity of the affiliated central funds.

H Investment income per share reflects a special dividend which amounted to $.03 per share.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distribution of $1.101 per share is comprised of distributions from net investment income of $.106 and distributions from net realized gain of $.995 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

	Nine months ended August 31,	Years ended November 30,
	2006	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 16.50	$ 15.98	$ 15.37	$ 14.05	$ 15.35	$ 16.47
Income from Investment Operations
Net investment income (loss) E	.11	.20	.24 H	.22	.26	.31
Net realized and unrealized gain (loss)	.84	.58	.60	1.32	(1.30)	(.61)
Total from investment operations	.95	.78	.84	1.54	(1.04)	(.30)
Distributions from net investment income	(.12)	(.26)	(.23)	(.22)	(.26)	(.36)
Distributions from net realized gain	(1.00)	-	-	-	-	(.46)
Total distributions	(1.11) J	(.26)	(.23)	(.22)	(.26)	(.82)
Net asset value, end of period	$ 16.34	$ 16.50	$ 15.98	$ 15.37	$ 14.05	$ 15.35
Total Return B, C, D	6.04%	4.94%	5.50%	11.09%	(6.83)%	(1.89)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.78% A	1.81%	1.80%	1.78%	1.78%	1.72%
Expenses net of fee waivers, if any	1.78% A	1.81%	1.80%	1.78%	1.78%	1.72%
Expenses net of all reductions	1.77% A	1.77%	1.80%	1.77%	1.76%	1.71%
Net investment income (loss)	.91% A	1.24%	1.52%	1.51%	1.83%	1.98%
Supplemental Data
Net assets, end of period (in millions)	$ 73	$ 73	$ 79	$ 77	$ 61	$ 61
Portfolio turnover rate G	59% A	145%	68%	96%	106%	98%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the affiliated central funds.

G Amounts do not include the portfolio activity of the affiliated central funds.

H Investment income per share reflects a special dividend which amounted to $.03 per share.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distribution of $1.112 per share is comprised of distributions from net investment income of $.117 and distributions from net realized gain of $.995 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

	Nine months ended August 31,	Years ended November 30,
	2006	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 16.74	$ 16.21	$ 15.59	$ 14.25	$ 15.55	$ 16.69
Income from Investment Operations
Net investment income (loss) D	.25	.37	.41 G	.38	.43	.48
Net realized and unrealized gain (loss)	.85	.59	.60	1.34	(1.31)	(.63)
Total from investment operations	1.10	.96	1.01	1.72	(.88)	(.15)
Distributions from net investment income	(.24)	(.43)	(.39)	(.38)	(.42)	(.53)
Distributions from net realized gain	(1.00)	-	-	-	-	(.46)
Total distributions	(1.24)	(.43)	(.39)	(.38)	(.42)	(.99)
Net asset value, end of period	$ 16.60	$ 16.74	$ 16.21	$ 15.59	$ 14.25	$ 15.55
Total Return B, C	6.89%	6.04%	6.55%	12.31%	(5.73)%	(.92)%
Ratios to Average Net Assets E, H
Expenses before reductions	.69% A	.75%	.74%	.70%	.69%	.67%
Expenses net of fee waivers, if any	.69% A	.75%	.74%	.70%	.69%	.67%
Expenses net of all reductions	.67% A	.71%	.73%	.68%	.67%	.65%
Net investment income (loss)	2.00% A	2.30%	2.59%	2.59%	2.92%	3.04%
Supplemental Data
Net assets, end of period (in millions)	$ 17	$ 20	$ 28	$ 39	$ 55	$ 53
Portfolio turnover rate F	59% A	145%	68%	96%	106%	98%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the affiliated central funds.

F Amounts do not include the portfolio activity of the affiliated central funds.

G Investment income per share reflects a special dividend which amounted to $.03 per share.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2006

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Advisor Balanced Fund (the Fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund, which are also consistently followed by the Central Funds:

On July 20, 2006, the Board of Trustees approved a change in the fiscal year end of the Fund from November 30 to August 31. Accordingly, the Fund's financial statements and related notes include information as of the nine month period ended August 31, 2006 and the one year period ended November 30, 2005.

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Security Valuation - continued

supplied prices. Investments in open-end mutual funds, including the Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions, including the Fund's investment activity in the Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market

Annual Report

1. Significant Accounting Policies - continued

Investment Transactions and Income - continued

value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term capital gains, swap agreements, foreign currency transactions, passive foreign investment companies (PFIC), prior period premium and discount on debt securities, market discount, partnerships, deferred trustees compensation, financing transactions and losses deferred due to wash sales.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 134,612
Unrealized depreciation	(42,592)
Net unrealized appreciation (depreciation)	92,020
Undistributed ordinary income	47,593
Undistributed long-term capital gain	16,120

Cost for federal income tax purposes	$ 1,244,025

The tax character of distributions paid was as follows:

	Nine months ended August 31, 2006	November 30, 2005	November 30, 2004
Ordinary Income	$ 14,851	$ 32,682	$ 33,276
Long-term Capital Gains	83,247	-	-
Total	$ 98,098	$ 32,682	$ 33,276

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Annual Report

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. Periodic payments received or made by the Fund are

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Operating Policies - continued

Swap Agreements - continued

recorded in the accompanying Statement of Operations as realized gains or losses, respectively. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Total return swaps are agreements to exchange the return generated by one instrument or index for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, a fund will receive a payment from the counterparty. To the extent it is less, a fund will make a payment to the counterparty. Periodic payments received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The Fund may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, a fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value. Periodic payments and premiums received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements."

Annual Report

2. Operating Policies - continued

Mortgage Dollar Rolls. To earn additional income, the Fund may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but may be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $483,657 and $643,816, respectively, for the nine months ended August 31, 2006.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the Fund's average net assets and a group fee rate that averaged ..27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the periods ended August 31, 2006 and November 30, 2005, the management fee was equivalent to an annualized rate of .42% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the periods ended August 31, 2006 and November 30, 2005, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

			Nine months ended August 31, 2006		November 30, 2005
	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 357	$ 7	$ 386	$ 0
Class T	.25%	.25%	3,734	32	5,731	48
Class B	.75%	.25%	676	507	1,105	829
Class C	.75%	.25%	547	55	746	78
			$ 5,314	$ 601	$ 7,968	$ 955

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares (.25% prior to February 24, 2006) and .25% for certain purchases of Class T shares.

For the nine month period ended August 31, 2006, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 51
Class T	33
Class B*	123
Class C*	6
$ 213

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. For the periods ended August 31, 2006 and November 30, 2005, the total transfer agent fees paid by each class to FIIOC, were as follows:

	Nine months ended August 31, 2006		November 30, 2005
	Amount	% of Average Net Assets*	Amount	% of Average Net Assets
Class A	$ 362.25		$ 386.25
Class T	1,737.23		2,788.24
Class B	234.35		384.35
Class C	161.29		232.31
Institutional Class	28.20		65.25
	$ 2,522		$ 3,855

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Affiliated Central Funds. The Fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The Fund may also invest in Fidelity Ultra-Short Central Fund (Ultra-Short Central Fund), managed by FIMM, which seeks to obtain a high level of current income consistent with preservation of capital by investing in U.S. dollar denominated money market and investment-grade debt securities.

The Fund's Schedule of Investments lists the Central Funds as an investment of the Fund but does not include the underlying holdings of the Central Funds. Based on its investment objectives, the Ultra-Short Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks, including the risk that a counterparty to one or more of these transactions may be unable or unwilling to comply with the terms of the governing agreement. This may result in a decline in value of the Ultra-Short Central Fund and the Fund.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Affiliated Central Funds - continued

A complete unaudited list of holdings for the Central Funds, as of the Fund's report date, is available upon request or for Ultra-Short Central Fund, at advisor.fidelity.com. The reports are located just after the Fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, the Central Funds financial statements are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Central Funds do not pay a management fee.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $10 for the nine month period ended August 31, 2006.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender Nine months ended August 31, 2006	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 26,660	4.93%	$ 5

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which for the periods ended August 31, 2006 and November 30, 2005, amounted to $3 and $5, respectively, and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Annual Report

6. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from affiliated central funds. Net income from lending portfolio securities for the period ended August 31, 2006 and November 30, 2005, amounted to $54 and $37, respectively.

7. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period ended November 30, 2005:

	Expense Limitations	Reimbursement from adviser
Class B	1.80% - 1.85%*	$ 12
Class C	1.80% - 1.85%*	1
		$ 13

* Expense limitation in effect at November 30, 2005.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. For the periods ended August 31, 2006 and November 30, 2005, these services included payments of certain expenses on behalf of the Fund totaling $94 and $488, respectively. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the periods ended August 31, 2006 and November 30, 2005, these credits reduced the Fund's custody

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

7. Expense Reductions - continued

expenses by $3 and $4, respectively. During the period, credits reduced each class' transfer agent expense as noted in the table below.

	Nine months ended August 31, 2006	November 30, 2005
	Transfer Agent expense reduction	Transfer Agent expense reduction
Class A	$ 7	$ 3
Class T	25	8
Class C	1	2
Institutional Class	1	1
	$ 34	$ 14

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Subsequent to fiscal year end, the Fund's transfer agent, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Fidelity Management & Research Company, notified the Fund that the fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. Management has determined that this did not have a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. FIIOC will cause the books and records of the fund to reflect a conversion of the relevant Class B shares to Class A and is in the process of determining the impact to affected shareholder accounts for purposes of its remediation.

Annual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Nine months ended	Years ended November 30,
	August 31, 2006	2005	2004
From net investment income
Class A	$ 2,466	$ 3,700	$ 3,166
Class T	11,002	25,229	26,196
Class B	596	1,821	1,875
Class C	518	1,227	1,173
Institutional Class	269	705	866
Total	$ 14,851	$ 32,682	$ 33,276
From net realized gain
Class A	$ 10,511	$ -	$ -
Class T	61,337	-	-
Class B	5,903	-	-
Class C	4,389	-	-
Institutional Class	1,107	-	-
Total	$ 83,247	$ -	$ -

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares
	Nine months ended August 31,	Years ended November 30,
	2006	2005	2004
Class A
Shares sold	4,084	3,989	3,108
Reinvestment of distributions	785	225	196
Shares redeemed	(2,417)	(3,240)	(2,516)
Net increase (decrease)	2,452	974	788
Class T
Shares sold	5,295	7,996	12,704
Reinvestment of distributions	4,349	1,498	1,571
Shares redeemed	(14,479)	(26,422)	(22,085)
Net increase (decrease)	(4,835)	(16,928)	(7,810)
Class B
Shares sold	578	879	1,330
Reinvestment of distributions	370	101	105
Shares redeemed	(2,110)	(2,612)	(2,106)
Net increase (decrease)	(1,162)	(1,632)	(671)

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

10. Share Transactions - continued

	Shares
	Nine months ended August 31,	Years ended November 30,
	2006	2005	2004
Class C
Shares sold	714	886	1,309
Reinvestment of distributions	268	66	63
Shares redeemed	(936)	(1,496)	(1,431)
Net increase (decrease)	46	(544)	(59)
Institutional Class
Shares sold	146	188	363
Reinvestment of distributions	83	43	53
Shares redeemed	(416)	(739)	(1,185)
Net increase (decrease)	(187)	(508)	(769)
	Dollars
	Nine months ended August 31,	Years ended November 30,
	2006	2005	2004
Class A
Shares sold	$ 66,483	$ 64,029	$ 48,852
Reinvestment of distributions	12,486	3,584	3,085
Shares redeemed	(39,308)	(52,178)	(39,763)
Net increase (decrease)	$ 39,661	$ 15,435	$ 12,174
Class T
Shares sold	$ 86,446	$ 129,078	$ 201,298
Reinvestment of distributions	69,521	24,043	24,886
Shares redeemed	(236,880)	(426,783)	(349,689)
Net increase (decrease)	$ (80,913)	$ (273,662)	$ (123,505)
Class B
Shares sold	$ 9,358	$ 14,068	$ 20,937
Reinvestment of distributions	5,858	1,604	1,646
Shares redeemed	(34,175)	(41,805)	(33,071)
Net increase (decrease)	$ (18,959)	$ (26,133)	$ (10,488)
Class C
Shares sold	$ 11,515	$ 14,193	$ 20,595
Reinvestment of distributions	4,247	1,049	989
Shares redeemed	(15,139)	(23,936)	(22,447)
Net increase (decrease)	$ 623	$ (8,694)	$ (863)
Institutional Class
Shares sold	$ 2,416	$ 3,044	$ 5,780
Reinvestment of distributions	1,331	689	851
Shares redeemed	(6,887)	(11,972)	(18,683)
Net increase (decrease)	$ (3,140)	$ (8,239)	$ (12,052)

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series I and Shareholders of Fidelity Advisor Balanced Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Balanced Fund (the Fund), a fund of Fidelity Advisor Series I, including the schedule of investments as of August 31, 2006, and the related statements of operations for the nine months ended August 31, 2006 and the year ended November 30, 2005, the statement of changes in net assets for the nine months ended August 31, 2006 and each of the two years in the period ended November 30, 2005, and the financial highlights for the nine months ended August 31, 2006 and each of the five years in the period ended November 30, 2005. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2006, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Balanced Fund as of August 31, 2006, the results of its operations for the nine months ended August 31, 2006 and the year ended November 30, 2005, the changes in its net assets for the nine months ended August 31, 2006 and each of the two years in the period ended November 30, 2005, and its financial highlights for the nine months ended August 31, 2006 and each of the five years in the period ended November 30, 2005 in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

October 24, 2006

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the funds, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 346 funds advised by FMR or an affiliate. Mr. McCoy oversees 348 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (76)

Year of Election or Appointment: 1983

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR Corp.; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of Fidelity International Limited (FIL).

Stephen P. Jonas (53)

Year of Election or Appointment: 2005

Mr. Jonas is Senior Vice President of Advisor Balanced. He also serves as Senior Vice President of other Fidelity funds (2005-present). Mr. Jonas is Executive Director of FMR (2005-present) and FMR Co., Inc. (2005-present). He also serves as a Director of Fidelity Investments Money Management, Inc. (2005-present) and FMR Corp. (2003-present). Previously, Mr. Jonas served as President of Fidelity Enterprise Operations and Risk Services (2004-2005), Chief Administrative Officer (2002-2004), and Chief Financial Officer of FMR Corp. (1998-2002). In addition, he serves on the Boards of Boston Ballet (2003-present) and Simmons College (2003-present).

Robert L. Reynolds (54)

Year of Election or Appointment: 2003

Mr. Reynolds is President and a Director of FMR (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and FMR Co., Inc. (2005-present). Mr. Reynolds also serves as Vice Chairman (2006-present), a Director (2003-present) and Chief Operating Officer of FMR Corp. and a Director of Strategic Advisers, Inc. (2005-present). He also serves on the Board at Fidelity Investments Canada, Ltd.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (58)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (64)

Year of Election or Appointment: 2006

Mr. Gamper also serves as a Trustee (2006-present) or Member of the Advisory Board (2005-present) of other investment companies advised by FMR. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

Robert M. Gates (62)

Year of Election or Appointment: 1997

Dr. Gates is Chairman of the Independent Trustees (2006-present). Dr. Gates is President of Texas A&M University (2002-present). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001-present), and Brinker International (restaurant management, 2003-present). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001).

George H. Heilmeier (70)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

Marie L. Knowles (59)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (62)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Sony Corporation (2006-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

William O. McCoy (72)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Duke Realty Corporation (real estate). He is also a partner of Franklin Street Partners (private investment management firm). In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors for the University of North Carolina at Chapel Hill and currently serves as Chairman of the Board of Directors of the University of North Carolina Health Care System. He also served as Vice President of Finance for the University of North Carolina (16-school system).

Cornelia M. Small (62)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (67)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), and Metalmark Capital (private equity investment firm, 2005-present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (67)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003-present), Bausch & Lomb, Inc., and Revlon Inc. (2004-present).

Annual Report

Advisory Board Members and Executive Officers:

Correspondence intended for Mr. Keyes may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
James H. Keyes (65)

Year of Election or Appointment: 2006

Member of the Advisory Board of Fidelity Advisor Series I. Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Peter S. Lynch (62)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Advisor Series I. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Dwight D. Churchill (52)

Year of Election or Appointment: 2005

Vice President of Advisor Balanced. Mr. Churchill also serves as Vice President of certain Equity Funds (2005-present). Mr. Churchill is Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-pre sent). Previously, Mr. Churchill served as Senior Vice President of Fidelity Investments Money Management, Inc. (2005-2006), Head of Fidelity's Fixed-Income Division (2000-2005), Vice President of Fidelity's Money Market Funds (2000-2005), Vice President of Fidelity's Bond Funds, and Senior Vice President of FMR.

Boyce I. Greer (50)

Year of Election or Appointment: 2005

Vice President of Advisor Balanced. Mr. Greer also serves as Vice President of certain Equity Funds (2005-present), certain Asset Allocation Funds (2005-present), Fixed-Income Funds (2006-present), and Money Market Funds (2006-present). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). He is an Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present), and Senior Vice President of Fidelity Investments Money Management, Inc. (2006-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005), and Executive Vice President (2000-2002) and Money Market Group Leader (1997-2002) of the Fidelity Investments Fixed Income Division. He also served as Vice President of Fidelity's Money Market Funds (1997-2002), Senior Vice President of FMR (1997-2002), and Vice President of FIMM (1998-2002).

Bruce T. Herring (41)

Year of Election or Appointment: 2006

Vice President of Advisor Balanced. Mr. Herring also serves as Vice President of certain Equity Funds (2006-present). Mr. Herring is Senior Vice President of FMR (2006-present) and Vice President of FMR Co., Inc. (2001-present). Previously, Mr. Herring served as a portfolio manager for Fidelity U.S. Equity Funds (2001-2005).

David L. Murphy (58)

Year of Election or Appointment: 2005

Vice President of Advisor Balanced. Mr. Murphy also serves as Vice President of Fidelity's Money Market Funds (2002-present), certain Asset Allocation Funds (2003-present), Fixed-Income Funds (2005-present), and Balanced Funds (2005-present). He serves as Senior Vice President (2000-present) and Head (2004-present) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also a Senior Vice President of Fidelity Investments Money Management, Inc. (2003-present) and an Executive Vice President of FMR (2005-present). Previously, Mr. Murphy served as Money Market Group Leader (2002-2004), Bond Group Leader (2000-2002), and Vice President of Fidelity's Taxable Bond Funds (2000-2002) and Fidelity's Municipal Bond Funds (2001-2002).

Thomas J. Silvia (45)

Year of Election or Appointment: 2005

Vice President of Advisor Balanced. Mr. Silvia also serves as Vice President of Fidelity's Fixed-Income Funds (2005-present), certain Balanced Funds (2005-present), certain Asset Allocation Funds (2005-present), and Senior Vice President and Bond Group Leader of the Fidelity Investments Fixed-Income Division (2005-present). Previously, Mr. Silvia served as Director of Fidelity's Taxable Bond portfolio managers (2002-2004) and a portfolio manager in the Bond Group (1997-2004).

Ford E. O'Neil (45)

Year of Election or Appointment: 2001

Vice President of Advisor Balanced. Mr. O'Neil also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. O'Neil worked as a research analyst and portfolio manager.

Lawrence Rakers (42)

Year of Election or Appointment: 2005

Vice President of Advisor Balanced. Mr. Rakers also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Rakers worked as a research analyst and portfolio manager. Mr. Rakers also serves as Vice President of FMR (2002) and FMR Co., Inc. (2002).

Eric D. Roiter (57)

Year of Election or Appointment: 1998

Secretary of Advisor Balanced. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

Stuart F. Fross (47)

Year of Election or Appointment: 2003

Assistant Secretary of Advisor Balanced. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003-present), Vice President and Secretary of FDC (2005-present), and is an employee of FMR.

Christine Reynolds (47)

Year of Election or Appointment: 2004

President and Treasurer of Advisor Balanced. Ms. Reynolds also serves as President and Treasurer of other Fidelity funds (2004-present) and is a Vice President (2003-present) and an employee (2002-present) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

R. Stephen Ganis (40)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of Advisor Balanced. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR Corp. (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (58)

Year of Election or Appointment: 2006

Chief Financial Officer of Advisor Balanced. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (59)

Year of Election or Appointment: 2004

Chief Compliance Officer of Advisor Balanced. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005- present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (45)

Year of Election or Appointment: 2005

Deputy Treasurer of Advisor Balanced. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kimberley H. Monasterio (42)

Year of Election or Appointment: 2004

Deputy Treasurer of Advisor Balanced. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Kenneth B. Robins (37)

Year of Election or Appointment: 2005

Deputy Treasurer of Advisor Balanced. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (39)

Year of Election or Appointment: 2005

Assistant Treasurer of Advisor Balanced. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

John H. Costello (60)
Year of Election or Appointment: 1987 Assistant Treasurer of Advisor Balanced. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Peter L. Lydecker (52)
Year of Election or Appointment: 2004 Assistant Treasurer of Advisor Balanced. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Mark Osterheld (51)
Year of Election or Appointment: 2002 Assistant Treasurer of Advisor Balanced. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Gary W. Ryan (48)

Year of Election or Appointment: 2005

Assistant Treasurer of Advisor Balanced. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

Salvatore Schiavone (40)

Year of Election or Appointment: 2005

Assistant Treasurer of Advisor Balanced. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003-2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996-2003).

Annual Report

Distributions

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2006, $16,120,173, or, if subsequently determined to be different, the net capital gain of such year.

A total of 7.03% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $7,599,890 of distributions paid during the period January 1, 2006 to August 31, 2006 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

Institutional Class designates 11%, 54% and 54% of the dividends distributed in December, April and July, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Institutional Class designates 12%, 60% and 61% of the dividends distributed in December, April and July, respectively during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2007 of amounts for use in preparing 2006 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Advisor Balanced Fund

Each year, typically in July, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Equity Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its July 2006 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the management fee and total expenses of the fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's portfolio managers and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered that Fidelity voluntarily pays for market data out of its own resources.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Annual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying an additional sales charge. The Board noted that, since the last Advisory Contract renewals in July 2005, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) voluntarily entering into contractual arrangements with certain brokers pursuant to which Fidelity pays for research products and services separately out of its own resources, rather than bundling with fund commissions; (iii) launching the Fidelity Advantage Class of its five Spartan stock index funds and three Spartan bond index funds, which is a lower-fee class available to shareholders with higher account balances; (iv) contractually agreeing to impose expense limitations on Fidelity U.S. Bond Index Fund and reducing the fund's initial investment minimum; and (v) offering shareholders of each of the Fidelity Institutional Money Market Funds the privilege of exchanging shares of the fund for shares of other Fidelity funds.

Investment Performance and Compliance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a proprietary custom index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2005, the cumulative total returns of Class C and Institutional Class of the fund, the cumulative total returns of a proprietary custom index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Class C and Institutional Class represent the performance of classes with the highest and lowest 12b-1 fees, respectively (not necessarily with the highest and lowest total expenses). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the class indicated. The fund's proprietary custom index is an index developed by FMR that represents the performance of the fund's general investment categories in both equity and bond securities.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Advisor Balanced Fund

The Board reviewed the fund's relative investment performance against its Lipper peer group and stated that the performance of Institutional Class of the fund was in the second quartile for the one- and five-year periods and the third quartile for the three-year period. The Board also stated that the relative investment performance of the fund was lower than its benchmark for the three- and five-year periods, although the one-year cumulative total return of Institutional Class of the fund compared favorably to its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance. The Board noted with favor FMR's reorganization of its senior management team in 2005 and FMR's dedication of additional resources to investment research, and participated in the process that led to those changes.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 7% means that 93% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Advisor Balanced Fund

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2005.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each class ranked below its competitive median for 2005.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Annual Report

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower fee rates as total fund assets under FMR's management increase, and for higher fee rates as total fund assets under FMR's management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information on several topics, including (i) Fidelity's fund profitability methodology and profitability trends within certain funds; (ii) portfolio manager compensation; (iii) the extent to which any economies of scale exist and are shared between the funds and Fidelity; (iv) the total expenses of certain funds and classes relative to competitors, including the extent to which the expenses of certain funds have been or could be capped; (v) fund performance trends; and (vi) Fidelity's fee structures, including use of performance fees.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Annual Report

Annual Report

Annual Report

Annual Report

Annual Report

Annual Report

Annual Report

Investment Adviser

Fidelity Management &
Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors
(U.K.) Limited

Fidelity Investments
Money Management, Inc.

General Distributor

Fidelity Distributions Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

AIGI-UANN-1006
1.786674.103

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Item 2. Code of Ethics

As of the end of the period, August 31, 2006, Fidelity Advisor Series I (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, which applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees.

For the nine month period ended August 31, 2006 and the fiscal years ended November 30, 2005 and November 30, 2004, the aggregate Audit Fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years, for the Fidelity Advisor Balanced Fund (the fund) and for all funds in the Fidelity Group of Funds are shown in the table below.

Fund	2006A	2005A	2004A
Fidelity Advisor Balanced Fund	$58,000B	$48,000	$51,000
All funds in the Fidelity Group of Funds audited by Deloitte Entities	$6,100,000C	$5,400,000	$4,400,000
A	Aggregate amounts may reflect rounding.
B	For the nine month period ended August 31, 2006.
C	For the twelve month period ended August 31, 2006.

(b) Audit-Related Fees.

For the nine month period ended August 31, 2006 and the fiscal years ended November 30, 2005 and November 30, 2004 the aggregate Audit-Related Fees billed by Deloitte Entities for services rendered for assurance and related services to the fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Fund	2006A,B	2005A	2004A
Fidelity Advisor Balanced Fund	$0	$0	$0
A	Aggregate amounts may reflect rounding.
B	For the nine month period ended August 31, 2006.

For the nine month period ended August 31, 2006 and the fiscal years ended November 30, 2005 and November 30, 2004, the aggregate Audit-Related Fees that were billed by Deloitte Entities that were required to be approved by the Audit Committee for services rendered on behalf of Fidelity Management & Research Company (FMR) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the fund ("Fund Service Providers") for assurance and related services that relate directly to the operations and financial reporting of the fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Billed By	2006A,B	2005A	2004A
Deloitte Entities	$0	$0	$0
A	Aggregate amounts may reflect rounding.
B	For the nine month period ended August 31, 2006.

Fees included in the audit-related category comprise assurance and related services (e.g., due diligence services) that are traditionally performed by the independent registered public accounting firm. These audit-related services include due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews, attest services that are not required by statute or regulation and consultation concerning financial accounting and reporting standards.

(c) Tax Fees.

For the nine month period ended August 31, 2006 and the fiscal years ended November 30, 2005 and November 30, 2004, the aggregate Tax Fees billed by Deloitte Entities for professional services rendered for tax compliance, tax advice, and tax planning for the fund is shown in the table below.

Fund	2006A,B	2005A	2004A
Fidelity Advisor Balanced Fund	$4,000	$4,000	$3,900
A	Aggregate amounts may reflect rounding.
B	For the nine month period ended August 31, 2006.

For the nine month period ended August 31, 2006 and the fiscal years ended November 30, 2005 and November 30, 2004, the aggregate Tax Fees billed by Deloitte Entities that were required to be approved by the Audit Committee for professional services rendered on behalf of the Fund Service Providers for tax compliance, tax advice, and tax planning that relate directly to the operations and financial reporting of the fund is shown in the table below.

Billed By	2006A,B	2005A	2004A
Deloitte Entities	$0	$0	$0
A	Aggregate amounts may reflect rounding.
B	For the nine month period ended August 31, 2006.

Fees included in the Tax Fees category comprise all services performed by professional staff in the independent registered public accounting firm's tax division except those services related to the audit. Typically, this category would include fees for tax compliance, tax planning, and tax advice. Tax compliance, tax advice, and tax planning services include preparation of original and amended tax returns, claims for refund and tax payment-planning services, assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

(d) All Other Fees.

For the nine month period ended August 31, 2006 and the fiscal years ended November 30, 2005 and November 30, 2004, the aggregate Other Fees billed by Deloitte Entities for all other non-audit services rendered to the fund is shown in the table below.

Fund	2006A,B	2005A	2004A
Fidelity Advisor Balanced Fund	$0	$0	$0
A	Aggregate amounts may reflect rounding.
B	For the nine month period ended August 31, 2006.

For the nine month period ended August 31, 2006 and fiscal years ended November 30, 2005 and November 30, 2004, the aggregate Other Fees billed by Deloitte Entities that were required to be approved by the Audit Committee for all other non-audit services rendered on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the fund is shown in the table below.

Billed By	2006A,B	2005A	2004A
Deloitte Entities	$93,000	$160,000	$850,000
A	Aggregate amounts may reflect rounding.
B	For the nine month period ended August 31, 2006.

Fees included in the All Other Fees category include services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the fund.

(e) (1)	Audit Committee Pre-Approval Policies and Procedures:

The trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity Fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (Covered Service) are subject to approval by the Audit Committee before such service is provided. Non-audit services provided by a fund audit firm for a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund (Non-Covered Service) but that are expected to exceed $50,000 are also subject to pre-approval by the Audit Committee.

All Covered Services, as well as Non-Covered Services that are expected to exceed $50,000, must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee. Neither pre-approval nor advance notice of Non-Covered Service engagements for which fees are not expected to exceed $50,000 is required; such engagements are to be reported to the Audit Committee monthly.

(e) (2)	Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the periods ended August 31, 2006, November 30, 2005 and November 30, 2004 on behalf of the fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the periods ended August 31, 2006, November 30, 2005 and November 30, 2004 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the fund.

Tax Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the periods ended August 31, 2006, November 30, 2005 and November 30, 2004 on behalf of the fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the periods ended August 31, 2006, November 30, 2005 and November 30, 2004 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the fund.

All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the periods ended August 31, 2006, November 30, 2005 and November 30, 2004 on behalf of the fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the periods ended August 31, 2006, November 30, 2005 and November 30, 2004 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the fund.

(f) Not Applicable.

(g) For the nine month period ended August 31, 2006 and the fiscal years ended November 30, 2005 and November 30, 2004, the aggregate fees billed by Deloitte Entities of $630,000A,B, $265,000A,C and $1,200,000A,C for non-audit services rendered on behalf of the fund, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Fund Service Providers relating to Covered Services and Non-Covered Services are shown in the table below.

	2006A,B	2005A	2004A
Covered Services	$100,000	$165,000	$850,000
Non-Covered Services	$530,000	$100,000C	$350,000C
A	Aggregate amounts may reflect rounding.
B	For the nine month period ended August 31, 2006.
C	Reflects current period presentation.

(h) The trust's Audit Committee has considered Non-Covered Services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the fund, taking into account representations from Deloitte Entities, in accordance with Independence Standards Board Standard No.1, regarding its independence from the fund and its related entities.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	October 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	October 25, 2006
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	October 25, 2006